PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES:38.5%
	Basic Materials: 1.6%
1,377,000(1)	Anglo American Capital PLC, 3.625%, 09/11/2024	$1,499,300	0.0
2,746,000(1)	Anglo American Capital PLC, 4.875%, 05/14/2025	3,177,744	0.0
1,846,000(1)	Anglo American Capital PLC, 5.625%, 04/01/2030	2,354,086	0.0
750,000(1)	Braskem Netherlands Finance BV, 4.500%, 01/31/2030	771,563	0.0
4,505,000	Celulosa Arauco y Constitucion SA, 3.875%, 11/02/2027	4,982,800	0.1
3,000,000	CNAC HK Finbridge Co. Ltd., 3.875%, 06/19/2029	3,043,095	0.0
5,485,000	CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	5,979,500	0.1
1,528,000	Dow Chemical Co., 4.375%, 11/15/2042	1,872,847	0.0
5,044,000	Dow Chemical Co/The, 2.100%, 11/15/2030	5,176,922	0.1
4,978,000	Dow Chemical Co/The, 3.600%, 11/15/2050	5,593,307	0.1
2,984,000	Dow Chemical Co/The, 4.250%, 10/01/2034	3,608,034	0.0
1,534,000	Dow Chemical Co/The, 5.550%, 11/30/2048	2,198,183	0.0
9,525,000(1)	Element Solutions, Inc., 3.875%, 09/01/2028	9,816,703	0.1
1,788,000	FMC Corp., 3.450%, 10/01/2029	2,042,103	0.0
9,260,000	Freeport-McMoRan, Inc., 4.250%, 03/01/2030	9,986,355	0.1
5,625,000(1)	Georgia-Pacific LLC, 2.300%, 04/30/2030	6,018,192	0.1
1,960,000(1)	Georgia-Pacific LLC, 3.163%, 11/15/2021	1,997,190	0.0
10,165,000(1)	Ingevity Corp., 3.875%, 11/01/2028	10,260,297	0.1
2,280,000	International Paper Co., 4.400%, 08/15/2047	2,985,608	0.0
4,087,000(2)	Inversiones CMPC SA, 4.375%, 04/04/2027	4,658,444	0.1
5,352,000	Mosaic Co/The, 5.450%, 11/15/2033	6,665,386	0.1
1,748,000(1)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	1,933,587	0.0
1,400,000(1)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	1,715,953	0.0
87,000	Newmont Corp., 3.700%, 03/15/2023	92,062	0.0
8,925,000(1)	Novelis Corp., 4.750%, 01/30/2030	9,632,217	0.1
2,099,000	Nutrien Ltd., 2.950%, 05/13/2030	2,311,746	0.0
1,812,000	Nutrien Ltd., 3.950%, 05/13/2050	2,216,219	0.0
9,750,000(1)	OCI NV, 4.625%, 10/15/2025	10,133,906	0.1
3,189,000	Steel Dynamics, Inc., 1.650%, 10/15/2027	3,290,396	0.0
2,139,000	Steel Dynamics, Inc., 2.400%, 06/15/2025	2,275,384	0.0
4,316,000	Steel Dynamics, Inc., 3.250%, 10/15/2050	4,516,560	0.1
2,425,000	Suzano Austria GmbH, 3.750%, 01/15/2031	2,575,956	0.0
4,825,000	Suzano Austria GmbH, 6.000%, 01/15/2029	5,811,158	0.1
1,750,000	Teck Resources Ltd., 6.125%, 10/01/2035	2,257,381	0.0
1,499,000	Teck Resources Ltd., 6.000%, 08/15/2040	1,879,375	0.0
8,175,000(1)	Valvoline, Inc., 3.625%, 06/15/2031	8,418,247	0.1
1,790,000(1)	Valvoline, Inc., 4.250%, 02/15/2030	1,900,085	0.0
9,700,000(1)	WR Grace & Co-Conn, 4.875%, 06/15/2027	10,299,169	0.1
		165,947,060	1.6

	Communications: 4.2%
2,455,000	Alibaba Group Holding Ltd., 3.600%, 11/28/2024	2,704,802	0.0
5,817,000	Alphabet, Inc., 1.900%, 08/15/2040	5,709,406	0.1
3,113,000	Alphabet, Inc., 2.050%, 08/15/2050	2,974,565	0.0
4,071,000	Amazon.com, Inc., 2.500%, 06/03/2050	4,224,178	0.0
6,215,000	Amazon.com, Inc., 2.700%, 06/03/2060	6,654,547	0.1
9,525,000(1)	ANGI Group LLC, 3.875%, 08/15/2028	9,711,833	0.1
5,246,000	AT&T, Inc., 1.650%, 02/01/2028	5,357,013	0.1
3,523,000	AT&T, Inc., 2.250%, 02/01/2032	3,578,621	0.0
2,356,000(1)	AT&T, Inc., 2.550%, 12/01/2033	2,427,869	0.0
5,830,000	AT&T, Inc., 2.750%, 06/01/2031	6,233,740	0.1
7,317,000	AT&T, Inc., 3.100%, 02/01/2043	7,423,786	0.1
2,868,000	AT&T, Inc., 3.500%, 06/01/2041	3,096,598	0.0
4,040,000(1)	AT&T, Inc., 3.550%, 09/15/2055	4,026,493	0.0
18,911,000(1)	AT&T, Inc., 3.650%, 09/15/2059	19,005,300	0.2
3,058,000(1)	AT&T, Inc., 3.800%, 12/01/2057	3,188,760	0.0
930,000	AT&T, Inc., 4.300%, 02/15/2030	1,111,741	0.0
2,219,000	AT&T, Inc., 4.500%, 05/15/2035	2,693,576	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
3,460,000	Booking Holdings, Inc., 4.100%, 04/13/2025	$3,927,040	0.0
6,915,000	Booking Holdings, Inc., 4.625%, 04/13/2030	8,597,888	0.1
4,725,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	4,982,510	0.1
3,860,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	4,613,370	0.1
5,882,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	6,838,049	0.1
6,014,000	Comcast Corp., 1.500%, 02/15/2031	5,977,433	0.1
5,019,000	Comcast Corp., 1.950%, 01/15/2031	5,165,637	0.1
5,000,000	Comcast Corp., 2.650%, 02/01/2030	5,466,117	0.1
3,288,000	Comcast Corp., 3.900%, 03/01/2038	4,023,592	0.0
6,289,000	Comcast Corp., 3.950%, 10/15/2025	7,228,450	0.1
2,932,000	Comcast Corp., 3.999%, 11/01/2049	3,697,731	0.0
6,080,000	Comcast Corp., 4.000%, 03/01/2048	7,651,216	0.1
3,250,000	Comcast Corp., 4.600%, 10/15/2038	4,282,612	0.0
9,425,000(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	9,348,422	0.1
1,690,000	Corning, Inc., 5.450%, 11/15/2079	2,320,130	0.0
9,250,000(1)	CSC Holdings LLC, 5.750%, 01/15/2030	10,151,921	0.1
1,875,000(1)	Deutsche Telekom AG, 3.625%, 01/21/2050	2,161,241	0.0
2,876,000(2)	Discovery Communications LLC, 2.950%, 03/20/2023	3,031,805	0.0
3,750,000	Discovery Communications LLC, 5.200%, 09/20/2047	4,885,180	0.1
4,340,000(2)	DISH DBS Corp., 5.875%, 11/15/2024	4,557,000	0.0
8,006,000(2)	Fox Corp., 3.500%, 04/08/2030	9,103,533	0.1
4,750,000(1)	GCI LLC, 4.750%, 10/15/2028	5,075,019	0.1
8,075,000(1)	Gray Television, Inc., 7.000%, 05/15/2027	8,852,219	0.1
2,770,000	Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	2,839,798	0.0
4,583,000	Interpublic Group of Cos, Inc./The, 4.750%, 03/30/2030	5,687,437	0.1
2,944,000	Interpublic Group of Cos., Inc., 4.200%, 04/15/2024	3,277,206	0.0
9,745,000(1)	Match Group Holdings II LLC, 4.125%, 08/01/2030	10,127,199	0.1
2,000,000(1)	Millicom International Cellular SA, 4.500%, 04/27/2031	2,162,500	0.0
9,365,000(1)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	9,564,006	0.1
9,935,000(1)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	10,127,491	0.1
9,130,000(1)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	10,062,972	0.1
7,255,000	Sprint Nextel Corp., 6.875%, 11/15/2028	9,579,176	0.1
3,370,000(1)	TEGNA, Inc., 4.625%, 03/15/2028	3,452,144	0.0
6,775,000	TEGNA, Inc., 5.000%, 09/15/2029	7,163,597	0.1
7,190,000	Telecom Italia Capital SA, 7.721%, 06/04/2038	10,017,468	0.1
3,420,000(1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	3,560,887	0.0
4,400,000(1)	Tencent Holdings Ltd., 2.390%, 06/03/2030	4,516,380	0.0
2,350,000	Time Warner Cable LLC, 5.500%, 09/01/2041	3,025,479	0.0
2,829,000	Time Warner Cable LLC, 5.875%, 11/15/2040	3,783,346	0.0
2,569,000(1)	T-Mobile USA, Inc., 2.050%, 02/15/2028	2,675,382	0.0
4,830,000(1)	T-Mobile USA, Inc., 3.300%, 02/15/2051	4,978,305	0.1
3,111,000(1)	T-Mobile USA, Inc., 3.600%, 11/15/2060	3,307,973	0.0
4,084,000(1)	T-Mobile USA, Inc., 3.750%, 04/15/2027	4,654,943	0.1
10,865,000(1)	T-Mobile USA, Inc., 3.875%, 04/15/2030	12,595,360	0.1
4,085,000(1)	T-Mobile USA, Inc., 4.375%, 04/15/2040	4,989,296	0.1
1,000,000(1)	Total Play Telecomunicaciones SA de CV, 7.500%, 11/12/2025	1,000,000	0.0
15,634,000	Verizon Communications, Inc., 2.650%, 11/20/2040	15,811,957	0.2
3,959,000	Verizon Communications, Inc., 2.875%, 11/20/2050	3,992,759	0.0
1,518,000(1)	Verizon Communications, Inc., 2.987%, 10/30/2056	1,528,173	0.0
2,278,000	Verizon Communications, Inc., 3.000%, 11/20/2060	2,293,823	0.0
4,610,000	Verizon Communications, Inc., 3.850%, 11/01/2042	5,470,349	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
1,159,000	Verizon Communications, Inc., 4.000%, 03/22/2050	$1,406,022	0.0
2,816,000	Verizon Communications, Inc., 4.500%, 08/10/2033	3,551,360	0.0
6,432,000	Verizon Communications, Inc., 4.812%, 03/15/2039	8,391,590	0.1
793,000	ViacomCBS, Inc., 4.375%, 03/15/2043	936,879	0.0
656,000	ViacomCBS, Inc., 4.950%, 01/15/2031	822,511	0.0
2,090,000	ViacomCBS, Inc., 5.500%, 05/15/2033	2,705,644	0.0
9,660,000(1),(2)	ViaSat, Inc., 5.625%, 04/15/2027	10,161,113	0.1
1,093,000	Walt Disney Co/The, 2.000%, 09/01/2029	1,142,655	0.0
2,705,000	Walt Disney Co/The, 3.500%, 05/13/2040	3,179,825	0.0
1,674,000	Walt Disney Co/The, 3.800%, 05/13/2060	2,126,974	0.0
3,472,000	Walt Disney Co/The, 4.750%, 11/15/2046	4,720,729	0.1
10,050,000(1)	Zayo Group Holdings, Inc., 4.000%, 03/01/2027	10,088,240	0.1
		433,539,891	4.2

	Consumer, Cyclical: 2.2%
10,165,000(1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	10,321,643	0.1
4,800,000(1)	Academy Ltd., 6.000%, 11/15/2027	5,040,000	0.1
4,429,000(1)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	4,892,318	0.1
4,770,000(1)	Allison Transmission, Inc., 3.750%, 01/30/2031	4,889,250	0.1
4,162,449	American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	4,075,044	0.0
9,508,000	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	10,209,215	0.1
4,340,000(1)	BMW US Capital LLC, 3.450%, 04/12/2023	4,627,622	0.1
2,507,000(1)	British Airways 2020-1 Class A Pass Through Trust, 4.250%, 05/15/2034	2,685,170	0.0
867,432	Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	874,896	0.0
2,925,000	Cummins, Inc., 2.600%, 09/01/2050	2,988,276	0.0
4,640,000(1)	Daimler Finance North America LLC, 2.125%, 03/10/2025	4,879,012	0.1
5,659,000(1)	Daimler Finance North America LLC, 2.300%, 02/12/2021	5,670,501	0.1
6,383,000(1)	Daimler Finance North America LLC, 2.550%, 08/15/2022	6,603,734	0.1
2,890,000	Dana, Inc., 5.375%, 11/15/2027	3,068,819	0.0
6,625,000	Dana, Inc., 5.625%, 06/15/2028	7,144,168	0.1
1,578,281	Delta Air Lines 2002-1 Class G-1 Pass Through Trust, 6.718%, 07/02/2024	1,623,035	0.0
1,391,308	Delta Air Lines 2015-1 Class AA Pass Through Trust, 3.625%, 01/30/2029	1,433,797	0.0
4,991,802	Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	4,758,586	0.1
1,470,000(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	1,571,731	0.0
1,414,884(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	1,545,511	0.0
945,000	Dollar General Corp., 3.500%, 04/03/2030	1,085,967	0.0
1,650,000(2)	Falabella SA, 3.750%, 10/30/2027	1,782,173	0.0
5,600,000	Ford Motor Credit Co. LLC, 4.000%, 11/13/2030	5,897,808	0.1
3,510,000	Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	3,913,474	0.0
2,200,000	General Motors Co., 5.400%, 04/01/2048	2,770,639	0.0
2,333,000	General Motors Co., 6.125%, 10/01/2025	2,831,639	0.0
3,665,000	General Motors Financial Co., Inc., 4.150%, 06/19/2023	3,943,992	0.0
1,732,000	General Motors Financial Co., Inc., 4.350%, 01/17/2027	1,973,560	0.0
2,509,000	General Motors Financial Co., Inc., 5.200%, 03/20/2023	2,752,100	0.0
10,150,000(1)	H&E Equipment Services, Inc., 3.875%, 12/15/2028	10,239,117	0.1
4,653,000(1),(2)	Harley-Davidson Financial Services, Inc., 3.350%, 06/08/2025	5,043,196	0.1
4,240,000	Home Depot, Inc./The, 3.300%, 04/15/2040	5,001,062	0.1
3,250,000	Home Depot, Inc./The, 4.500%, 12/06/2048	4,566,568	0.1
1,763,000	Lowe’s Cos, Inc., 1.700%, 10/15/2030	1,781,955	0.0
3,631,000	Lowe’s Cos, Inc., 4.050%, 05/03/2047	4,545,572	0.0
2,795,000	McDonald’s Corp., 3.500%, 07/01/2027	3,208,642	0.0
595,000	McDonald’s Corp., 3.625%, 05/01/2043	686,180	0.0
2,325,000	McDonald’s Corp., 3.625%, 09/01/2049	2,733,611	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
3,095,000	McDonald’s Corp., 4.450%, 09/01/2048	$4,051,741	0.0
4,025,000	MGM Resorts International, 5.500%, 04/15/2027	4,491,518	0.0
4,750,000(1)	Michaels Stores, Inc., 4.750%, 10/01/2027	4,875,875	0.1
4,602,000(1)	Nissan Motor Co. Ltd., 3.522%, 09/17/2025	4,937,811	0.1
2,419,000(1)	Nissan Motor Co. Ltd., 4.345%, 09/17/2027	2,673,851	0.0
1,212,000(1)	Nissan Motor Co. Ltd., 4.810%, 09/17/2030	1,367,791	0.0
6,440,000(1)	PetSmart, Inc., 5.875%, 06/01/2025	6,629,175	0.1
2,331,000	Ralph Lauren Corp., 1.700%, 06/15/2022	2,373,843	0.0
3,798,000	TJX Cos, Inc./The, 1.150%, 05/15/2028	3,819,358	0.0
3,164,000	TJX Cos, Inc./The, 1.600%, 05/15/2031	3,213,195	0.0
4,414,000	Toyota Motor Credit Corp., 1.150%, 08/13/2027	4,434,184	0.0
4,238,000	Toyota Motor Credit Corp., 2.150%, 02/13/2030	4,554,260	0.1
3,207,723	United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	3,258,090	0.0
4,207,071	United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	4,242,646	0.0
4,959,000	WW Grainger, Inc., 1.850%, 02/15/2025	5,225,002	0.1
9,800,000(1)	Wyndham Hotels & Resorts, Inc., 4.375%, 08/15/2028	10,201,065	0.1
		224,008,988	2.2

	Consumer, Non-cyclical: 6.4%
2,740,000	AbbVie, Inc., 2.300%, 11/21/2022	2,841,645	0.0
5,636,000	AbbVie, Inc., 2.600%, 11/21/2024	6,044,977	0.1
8,167,000	AbbVie, Inc., 2.900%, 11/06/2022	8,546,096	0.1
3,188,000	AbbVie, Inc., 2.950%, 11/21/2026	3,529,284	0.0
1,609,000	AbbVie, Inc., 4.050%, 11/21/2039	1,946,502	0.0
3,810,000	AbbVie, Inc., 4.300%, 05/14/2036	4,696,356	0.1
4,325,000	AbbVie, Inc., 4.400%, 11/06/2042	5,431,360	0.1
2,526,000	AbbVie, Inc., 4.450%, 05/14/2046	3,216,294	0.0
7,965,000	AbbVie, Inc., 4.500%, 05/14/2035	10,011,101	0.1
2,298,000	AbbVie, Inc., 4.625%, 10/01/2042	2,924,028	0.0
1,849,000	Aetna, Inc., 2.800%, 06/15/2023	1,946,613	0.0
1,764,000	Aetna, Inc., 4.500%, 05/15/2042	2,174,758	0.0
3,398,000	Aetna, Inc., 6.625%, 06/15/2036	5,002,173	0.1
8,045,000(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	8,137,517	0.1
2,800,000(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	3,051,664	0.0
2,573,000(1)	Alcon Finance Corp., 2.600%, 05/27/2030	2,743,677	0.0
6,696,000	Altria Group, Inc., 4.400%, 02/14/2026	7,776,175	0.1
2,895,000	Altria Group, Inc., 4.800%, 02/14/2029	3,473,764	0.0
1,325,000	Altria Group, Inc., 5.800%, 02/14/2039	1,745,839	0.0
1,326,000	Altria Group, Inc., 5.950%, 02/14/2049	1,857,748	0.0
9,003,000	AmerisourceBergen Corp., 3.400%, 05/15/2024	9,782,958	0.1
968,000	Amgen, Inc., 1.900%, 02/21/2025	1,019,261	0.0
1,045,000	Amgen, Inc., 2.450%, 02/21/2030	1,120,203	0.0
4,134,000	Amgen, Inc., 4.950%, 10/01/2041	5,600,781	0.1
2,960,000(1)	AMN Healthcare, Inc., 4.000%, 04/15/2029	3,034,000	0.0
2,410,000(1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	2,529,162	0.0
10,519,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	13,357,143	0.1
10,000,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	13,055,164	0.1
2,495,000	Anheuser-Busch InBev Worldwide, Inc., 4.350%, 06/01/2040	3,065,500	0.0
4,324,000	Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	5,845,076	0.1
1,598,000	Anthem, Inc., 3.500%, 08/15/2024	1,753,945	0.0
1,293,000	Anthem, Inc., 3.700%, 09/15/2049	1,546,480	0.0
4,225,000	Anthem, Inc., 4.650%, 08/15/2044	5,561,864	0.1
2,250,000	Anthem, Inc., 5.100%, 01/15/2044	3,125,192	0.0
7,854,000	AstraZeneca PLC, 3.375%, 11/16/2025	8,836,752	0.1
3,222,000	Automatic Data Processing, Inc., 1.250%, 09/01/2030	3,217,087	0.0
14,471,000	BAT Capital Corp., 2.259%, 03/25/2028	15,034,635	0.2
2,393,000	BAT Capital Corp., 2.726%, 03/25/2031	2,481,419	0.0
1,005,000	BAT Capital Corp., 3.215%, 09/06/2026	1,108,015	0.0
2,393,000	BAT Capital Corp., 3.734%, 09/25/2040	2,501,251	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
9,725,000(1)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	$10,197,829	0.1
8,862,000(1)	Bayer US Finance LLC, 3.000%, 10/08/2021	9,014,270	0.1
5,532,000	Becton Dickinson and Co., 2.894%, 06/06/2022	5,719,055	0.1
2,720,000	Becton Dickinson and Co., 3.363%, 06/06/2024	2,957,747	0.0
2,334,000	Becton Dickinson and Co., 3.794%, 05/20/2050	2,775,170	0.0
2,418,000	Bristol-Myers Squibb Co., 1.450%, 11/13/2030	2,430,870	0.0
2,418,000	Bristol-Myers Squibb Co., 2.550%, 11/13/2050	2,476,123	0.0
4,662,000	Bristol-Myers Squibb Co., 3.875%, 08/15/2025	5,324,473	0.1
3,421,000	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	4,368,776	0.1
7,916,000	Cardinal Health, Inc., 3.079%, 06/15/2024	8,523,651	0.1
5,377,000(1)	Cargill, Inc., 3.875%, 05/23/2049	6,583,672	0.1
4,450,000	Centene Corp., 3.375%, 02/15/2030	4,688,765	0.1
4,750,000	Centene Corp., 4.625%, 12/15/2029	5,279,649	0.1
9,290,000	Central Garden & Pet Co., 4.125%, 10/15/2030	9,702,244	0.1
6,698,000	Cigna Corp., 3.050%, 11/30/2022	7,019,146	0.1
3,471,000	Cigna Corp., 3.250%, 04/15/2025	3,814,615	0.0
2,145,000(2)	Cigna Corp., 3.400%, 03/15/2050	2,413,780	0.0
1,882,000	Cigna Corp., 4.800%, 08/15/2038	2,453,547	0.0
1,375,000	Cigna Corp., 4.800%, 07/15/2046	1,813,891	0.0
4,165,000	Cigna Corp., 4.900%, 12/15/2048	5,727,696	0.1
4,125,000	Coca-Cola Co/The, 2.500%, 06/01/2040	4,393,904	0.1
2,818,000	Coca-Cola Co/The, 2.750%, 06/01/2060	3,046,025	0.0
4,475,000	CVS Health Corp., 2.700%, 08/21/2040	4,534,078	0.1
2,465,000	CVS Health Corp., 3.875%, 07/20/2025	2,794,924	0.0
3,492,000	CVS Health Corp., 4.125%, 04/01/2040	4,174,840	0.0
2,326,000	CVS Health Corp., 4.780%, 03/25/2038	2,938,676	0.0
9,602,000	CVS Health Corp., 5.050%, 03/25/2048	13,014,513	0.1
7,379,000(1)	Danone SA, 2.947%, 11/02/2026	8,115,033	0.1
6,060,000(1)	DaVita, Inc., 3.750%, 02/15/2031	6,164,444	0.1
4,330,000(1)	DaVita, Inc., 4.625%, 06/01/2030	4,592,506	0.1
6,370,000	DENTSPLY SIRONA, Inc., 3.250%, 06/01/2030	7,099,201	0.1
1,942,000	Diageo Capital PLC, 2.125%, 04/29/2032	2,053,153	0.0
4,709,000(2)	Eli Lilly and Co., 2.500%, 09/15/2060	4,804,929	0.1
5,250,000(1)	Emergent BioSolutions, Inc., 3.875%, 08/15/2028	5,446,219	0.1
1,525,000	Encompass Health Corp., 4.750%, 02/01/2030	1,636,233	0.0
997,000	Equifax, Inc., 2.600%, 12/15/2025	1,077,890	0.0
3,460,000	General Mills, Inc., 3.700%, 10/17/2023	3,771,394	0.0
4,340,000	General Mills, Inc., 4.000%, 04/17/2025	4,908,261	0.1
2,056,000	Gilead Sciences, Inc., 0.750%, 09/29/2023	2,062,380	0.0
1,582,000	Gilead Sciences, Inc., 2.800%, 10/01/2050	1,573,600	0.0
1,540,000	Gilead Sciences, Inc., 3.500%, 02/01/2025	1,701,797	0.0
11,343,000	Global Payments, Inc., 2.650%, 02/15/2025	12,151,785	0.1
3,076,000	HCA, Inc., 4.500%, 02/15/2027	3,579,513	0.0
1,449,000	HCA, Inc., 5.250%, 04/15/2025	1,692,643	0.0
622,000	HCA, Inc., 5.250%, 06/15/2049	821,570	0.0
2,509,000(1)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	2,576,353	0.0
1,173,000(1)	Health Care Service Corp. A Mutual Legal Reserve Co., 3.200%, 06/01/2050	1,270,107	0.0
5,172,000	Humana, Inc., 3.125%, 08/15/2029	5,716,153	0.1
4,873,000	Humana, Inc., 4.500%, 04/01/2025	5,600,729	0.1
3,350,000(1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	3,757,028	0.0
2,290,000(1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	2,388,742	0.0
2,151,000	Johnson & Johnson, 0.550%, 09/01/2025	2,161,249	0.0
2,152,000	Johnson & Johnson, 0.950%, 09/01/2027	2,163,110	0.0
2,629,000	Johnson & Johnson, 2.100%, 09/01/2040	2,651,189	0.0
2,649,000	Johnson & Johnson, 2.250%, 09/01/2050	2,664,782	0.0
4,368,000	Johnson & Johnson, 2.450%, 09/01/2060	4,541,959	0.1
5,375,000	Kaiser Foundation Hospitals, 3.266%, 11/01/2049	6,175,043	0.1
1,789,000	Keurig Dr Pepper, Inc., 4.417%, 05/25/2025	2,063,427	0.0
4,825,000(1)	Kraft Heinz Foods Co., 4.625%, 10/01/2039	5,397,768	0.1
3,495,000	Kraft Heinz Foods Co., 6.875%, 01/26/2039	4,848,617	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,500,000	Kroger Co., 3.875%, 10/15/2046	$1,760,575	0.0
251,000	Kroger Co/The, 5.150%, 08/01/2043	344,357	0.0
2,414,000	Laboratory Corp. of America Holdings, 3.250%, 09/01/2024	2,628,285	0.0
5,806,000	Laboratory Corp. of America Holdings, 3.750%, 08/23/2022	6,075,042	0.1
1,434,000	Laboratory Corp. of America Holdings, 4.000%, 11/01/2023	1,562,210	0.0
1,280,000	Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	1,681,498	0.0
3,585,000(1)	Mars, Inc., 0.875%, 07/16/2026	3,600,573	0.0
3,336,000(1)	Mars, Inc., 4.125%, 04/01/2054	4,416,154	0.1
4,269,000	McKesson Corp., 0.900%, 12/03/2025	4,293,595	0.1
1,484,000	Medtronic, Inc., 4.375%, 03/15/2035	1,999,096	0.0
4,946,000	Mylan, Inc., 5.200%, 04/15/2048	6,527,711	0.1
7,470,000	PayPal Holdings, Inc., 2.850%, 10/01/2029	8,309,283	0.1
1,938,000	Pfizer, Inc., 2.550%, 05/28/2040	2,072,615	0.0
1,890,000	Pfizer, Inc., 2.700%, 05/28/2050	2,032,013	0.0
1,689,000	Philip Morris International, Inc., 3.875%, 08/21/2042	1,988,798	0.0
2,555,000	Philip Morris International, Inc., 4.375%, 11/15/2041	3,193,887	0.0
8,920,000(1)	Pilgrim’s Pride Corp., 5.875%, 09/30/2027	9,685,871	0.1
1,430,000(1)	Post Holdings, Inc., 4.625%, 04/15/2030	1,506,090	0.0
8,405,000(1)	Post Holdings, Inc., 5.500%, 12/15/2029	9,182,673	0.1
2,383,000	Quest Diagnostics, Inc., 2.800%, 06/30/2031	2,614,563	0.0
10,749,000	Regeneron Pharmaceuticals, Inc., 1.750%, 09/15/2030	10,597,478	0.1
1,436,000	RELX Capital, Inc., 3.000%, 05/22/2030	1,595,641	0.0
6,443,000	RELX Capital, Inc., 4.000%, 03/18/2029	7,652,926	0.1
1,903,000	Reynolds American, Inc., 5.850%, 08/15/2045	2,435,283	0.0
818,000	Reynolds American, Inc., 6.150%, 09/15/2043	1,059,827	0.0
1,626,000(1)	Royalty Pharma PLC, 1.200%, 09/02/2025	1,652,347	0.0
2,055,000(1)	Royalty Pharma PLC, 1.750%, 09/02/2027	2,116,217	0.0
3,310,000(1)	Royalty Pharma PLC, 3.300%, 09/02/2040	3,485,435	0.0
2,050,000(1)	Royalty Pharma PLC, 3.550%, 09/02/2050	2,192,193	0.0
1,815,000	S&P Global, Inc., 2.300%, 08/15/2060	1,727,515	0.0
2,250,000(1)	SC Johnson & Son, Inc., 4.750%, 10/15/2046	3,131,024	0.0
6,336,000	Shire Acquisitions Investments Ireland DAC, 2.875%, 09/23/2023	6,721,760	0.1
6,130,000	Smith & Nephew PLC, 2.032%, 10/14/2030	6,246,548	0.1
3,000,000	Stryker Corp., 2.900%, 06/15/2050	3,187,164	0.0
3,741,000	Sysco Corp., 5.950%, 04/01/2030	4,920,631	0.1
1,823,000	Takeda Pharmaceutical Co. Ltd., 3.025%, 07/09/2040	1,924,670	0.0
1,125,000	Takeda Pharmaceutical Co. Ltd., 3.175%, 07/09/2050	1,199,125	0.0
1,375,000	Takeda Pharmaceutical Co. Ltd., 3.375%, 07/09/2060	1,525,746	0.0
7,240,000	Takeda Pharmaceutical Co. Ltd., 4.000%, 11/26/2021	7,450,124	0.1
8,680,000(1)	Tenet Healthcare Corp., 5.125%, 11/01/2027	9,211,650	0.1
10,039,000	Unilever Capital Corp., 3.250%, 03/07/2024	10,911,466	0.1
4,500,000	United Rentals North America, Inc., 4.000%, 07/15/2030	4,741,875	0.1
4,325,000	United Rentals North America, Inc., 4.875%, 01/15/2028	4,611,531	0.1
2,117,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	2,518,521	0.0
1,483,000	UnitedHealth Group, Inc., 3.875%, 08/15/2059	1,920,130	0.0
2,310,000	UnitedHealth Group, Inc., 4.200%, 01/15/2047	3,056,261	0.0
9,504,000(1)	Viatris, Inc., 3.850%, 06/22/2040	10,727,281	0.1
2,828,000(1)	Viatris, Inc., 4.000%, 06/22/2050	3,240,157	0.0
2,025,000	Zimmer Biomet Holdings, Inc., 3.550%, 03/20/2030	2,294,561	0.0
		655,614,171	6.4

	Energy: 3.8%
9,895,000	Apache Corp., 5.100%, 09/01/2040	10,630,941	0.1
2,621,000	BP Capital Markets America, Inc., 1.749%, 08/10/2030	2,631,771	0.0
2,005,000	BP Capital Markets America, Inc., 2.939%, 06/04/2051	2,047,415	0.0
5,828,000	BP Capital Markets America, Inc., 3.216%, 11/28/2023	6,253,838	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
4,856,000	BP Capital Markets America, Inc., 3.224%, 04/14/2024	$5,253,372	0.1
3,280,000	BP Capital Markets PLC, 4.742%, 03/11/2021	3,306,688	0.0
3,610,000(3)	BP Capital Markets PLC, 4.875%, 12/31/2199	4,036,702	0.0
1,140,000	Burlington Resources LLC, 5.950%, 10/15/2036	1,613,088	0.0
1,220,000	Canadian Natural Resources Ltd., 6.750%, 02/01/2039	1,691,879	0.0
4,095,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	4,564,894	0.1
2,150,000	Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/2025	2,503,847	0.0
5,525,000(1),(2)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.625%, 05/01/2027	5,480,109	0.1
2,550,000(2)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	2,601,000	0.0
3,662,000	Diamondback Energy, Inc., 2.875%, 12/01/2024	3,852,129	0.0
4,245,000	Diamondback Energy, Inc., 3.250%, 12/01/2026	4,537,140	0.1
4,650,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	4,972,635	0.1
1,436,000	Diamondback Energy, Inc., 4.750%, 05/31/2025	1,617,921	0.0
8,250,000	Ecopetrol SA, 6.875%, 04/29/2030	10,663,125	0.1
7,100,000	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	7,769,431	0.1
400,000(1)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	437,714	0.0
903,000	Enable Midstream Partners L.P., 4.150%, 09/15/2029	899,343	0.0
5,373,000(3)	Enbridge, Inc., 5.750%, 07/15/2080	6,057,137	0.1
1,217,000	Energy Transfer Operating L.P., 4.650%, 06/01/2021	1,226,224	0.0
645,000	Energy Transfer Operating L.P., 4.900%, 03/15/2035	711,293	0.0
8,457,000	Energy Transfer Operating L.P., 5.300%, 04/15/2047	9,444,799	0.1
1,263,000	Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	1,367,779	0.0
1,775,000(1)	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 5.375%, 12/30/2030	1,846,000	0.0
1,389,000	Enterprise Products Operating LLC, 3.950%, 01/31/2060	1,542,427	0.0
3,800,000(3)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	3,676,367	0.0
1,989,000	EOG Resources, Inc., 4.950%, 04/15/2050	2,698,429	0.0
7,515,000(1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	8,238,319	0.1
2,642,000	Equinor ASA, 3.125%, 04/06/2030	2,999,415	0.0
1,850,000	Exxon Mobil Corp., 4.227%, 03/19/2040	2,304,195	0.0
5,050,000	Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	5,731,745	0.1
3,450,000	Gazprom PJSC Via Gaz Capital SA, 4.950%, 02/06/2028	3,955,856	0.0
9,050,000	Gazprom PJSC Via Gaz Finance PLC, 3.250%, 02/25/2030	9,375,601	0.1
9,800,000	Gazprom PJSC Via Gaz Finance PLC, 4.599%, 12/31/2199	10,221,400	0.1
163,000	Halliburton Co., 3.500%, 08/01/2023	174,233	0.0
136,000	Halliburton Co., 3.800%, 11/15/2025	152,593	0.0
2,450,000	Halliburton Co., 4.850%, 11/15/2035	2,860,230	0.0
2,765,000	Hess Corp., 5.600%, 02/15/2041	3,374,401	0.0
5,775,000	KazMunayGas National Co. JSC, 4.750%, 04/19/2027	6,713,871	0.1
2,650,000	KazMunayGas National Co. JSC, 5.375%, 04/24/2030	3,273,622	0.0
1,575,000(1)	KazMunayGas National Co. JSC, 5.375%, 04/24/2030	1,945,643	0.0
1,295,000	Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	1,444,347	0.0
3,850,000	Marathon Petroleum Corp., 4.700%, 05/01/2025	4,413,858	0.1
2,663,000	Marathon Petroleum Corp., 5.125%, 04/01/2024	2,709,354	0.0
1,443,000	Marathon Petroleum Corp., 5.000%, 09/15/2054	1,635,560	0.0
2,897,000	MPLX L.P., 1.750%, 03/01/2026	2,999,603	0.0
2,026,000	MPLX L.P., 2.650%, 08/15/2030	2,125,625	0.0
1,020,000	MPLX L.P., 5.250%, 01/15/2025	1,046,782	0.0
265,000	Noble Energy, Inc., 3.250%, 10/15/2029	304,373	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
4,468,000	Noble Energy, Inc., 4.200%, 10/15/2049	$5,801,856	0.1
2,013,000	Noble Energy, Inc., 4.950%, 08/15/2047	2,862,166	0.0
1,910,000	ONEOK, Inc., 2.200%, 09/15/2025	1,993,200	0.0
5,335,000(2)	Pertamina Persero PT, 3.100%, 01/21/2030	5,740,551	0.1
6,075,000(1)	Pertamina Persero PT, 3.100%, 01/21/2030	6,536,804	0.1
750,000	Pertamina Persero PT, 5.625%, 05/20/2043	930,053	0.0
16,250,000	Petrobras Global Finance BV, 5.600%, 01/03/2031	18,700,500	0.2
10,500,000	Petrobras Global Finance BV, 5.750%, 02/01/2029	12,256,125	0.1
4,750,000	Petroleos del Peru SA, 4.750%, 06/19/2032	5,460,505	0.1
4,000,000(1)	Petroleos del Peru SA, 4.750%, 06/19/2032	4,598,320	0.1
7,000,000	Petroleos Mexicanos, 5.950%, 01/28/2031	6,994,750	0.1
8,500,000	Petroleos Mexicanos, 6.500%, 03/13/2027	8,966,990	0.1
2,225,000	Petroleos Mexicanos, 6.500%, 01/23/2029	2,304,010	0.0
3,900,000(1),(2)	Petroleos Mexicanos, 6.875%, 10/16/2025	4,279,860	0.1
2,225,000	Petroleos Mexicanos, 6.875%, 08/04/2026	2,434,150	0.0
1,425,000	Phillips 66, 0.900%, 02/15/2024	1,429,636	0.0
5,693,000	Pioneer Natural Resources Co., 1.900%, 08/15/2030	5,643,533	0.1
10,116,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	10,600,967	0.1
2,140,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.800%, 09/15/2030	2,302,140	0.0
3,962,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/2026	4,440,041	0.1
3,468,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	3,878,780	0.0
1,450,000(1)	PTTEP Treasury Center Co. Ltd., 2.587%, 06/10/2027	1,516,868	0.0
1,890,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	2,169,782	0.0
2,203,000	Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	2,598,575	0.0
3,750,000(1)	Saudi Arabian Oil Co., 2.250%, 11/24/2030	3,821,544	0.0
1,750,000(1)	Saudi Arabian Oil Co., 3.250%, 11/24/2050	1,774,706	0.0
2,663,000(1)	Schlumberger Holdings Corp., 4.000%, 12/21/2025	3,029,316	0.0
5,190,000(1)	Schlumberger Investment SA, 2.400%, 08/01/2022	5,322,595	0.1
4,235,000	Shell International Finance BV, 3.250%, 05/11/2025	4,696,153	0.1
3,245,000	Shell International Finance BV, 4.125%, 05/11/2035	4,061,205	0.0
325,000	Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	352,006	0.0
1,003,000	Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/2045	1,114,227	0.0
3,000,000(1)	Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030	3,182,922	0.0
4,282,000	Total Capital International SA, 2.986%, 06/29/2041	4,687,056	0.1
4,687,000	Total Capital International SA, 3.127%, 05/29/2050	5,084,761	0.1
1,290,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	1,447,668	0.0
4,932,000	Valero Energy Corp., 2.850%, 04/15/2025	5,254,906	0.1
10,875,000	Williams Cos, Inc./The, 4.000%, 09/15/2025	12,357,742	0.1
1,356,000	Williams Cos, Inc./The, 5.400%, 03/04/2044	1,677,169	0.0
1,846,000	Williams Partners L.P., 3.600%, 03/15/2022	1,906,407	0.0
2,768,000	Williams Partners L.P., 3.750%, 06/15/2027	3,158,980	0.0
9,195,000	WPX Energy, Inc., 5.750%, 06/01/2026	9,680,036	0.1
		390,985,624	3.8

	Financial: 11.7%
12,331,000(1),(2)	ABN AMRO Bank NV, 4.750%, 07/28/2025	14,219,191	0.1
3,163,000	American International Group, Inc., 3.875%, 01/15/2035	3,800,713	0.0
1,147,000	American International Group, Inc., 4.375%, 01/15/2055	1,475,962	0.0
6,570,000	American International Group, Inc., 4.500%, 07/16/2044	8,417,179	0.1
2,121,000	American International Group, Inc., 4.750%, 04/01/2048	2,829,952	0.0
2,202,000	American International Group, Inc., 4.800%, 07/10/2045	2,914,532	0.0
1,247,000(3)	American International Group, Inc., 5.750%, 04/01/2048	1,428,588	0.0
3,085,000	American Tower Corp., 3.700%, 10/15/2049	3,505,528	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
3,420,000(1)	ANZ New Zealand Int’l Ltd./London, 3.400%, 03/19/2024	$3,716,106	0.0
2,845,000	Arch Capital Group Ltd., 3.635%, 06/30/2050	3,317,309	0.0
5,050,000(2)	Assurant, Inc., 3.700%, 02/22/2030	5,637,882	0.1
4,643,000(2)	Assurant, Inc., 4.900%, 03/27/2028	5,337,522	0.1
10,344,000(1)	Athene Global Funding, 2.550%, 11/19/2030	10,359,281	0.1
5,689,000(1)	Athene Global Funding, 2.800%, 05/26/2023	5,941,089	0.1
3,452,000(1)	Athene Global Funding, 2.950%, 11/12/2026	3,706,499	0.0
2,332,000	AvalonBay Communities, Inc., 2.450%, 01/15/2031	2,510,982	0.0
1,137,000(1)	Aviation Capital Group LLC, 3.875%, 05/01/2023	1,185,422	0.0
2,027,000(1)	Aviation Capital Group LLC, 4.375%, 01/30/2024	2,140,748	0.0
5,189,000(1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	5,748,638	0.1
4,600,000(1)	Banco Bradesco SA/Cayman Islands, 3.200%, 01/27/2025	4,824,296	0.1
4,250,000(2)	Banco de Bogota SA, 6.250%, 05/12/2026	4,908,793	0.1
764,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/2025	847,005	0.0
3,750,000(1)	Banco Nacional de Panama, 2.500%, 08/11/2030	3,759,375	0.0
5,200,000	Banco Santander SA, 2.746%, 05/28/2025	5,555,788	0.1
4,600,000	Banco Santander SA, 3.125%, 02/23/2023	4,844,556	0.1
4,175,000	Bancolombia SA, 3.000%, 01/29/2025	4,345,966	0.0
7,100,000(1),(3)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	7,441,157	0.1
9,365,000(3)	Bank of America Corp., 0.981%, 09/25/2025	9,472,131	0.1
5,462,000(3)	Bank of America Corp., 1.197%, 10/24/2026	5,536,062	0.1
4,961,000(3)	Bank of America Corp., 1.898%, 07/23/2031	5,013,763	0.1
3,901,000(3)	Bank of America Corp., 1.922%, 10/24/2031	3,953,752	0.0
1,495,000(2),(3)	Bank of America Corp., 2.015%, 02/13/2026	1,567,452	0.0
3,402,000(3)	Bank of America Corp., 2.592%, 04/29/2031	3,648,582	0.0
10,498,000(3)	Bank of America Corp., 2.676%, 06/19/2041	10,954,392	0.1
3,625,000(3)	Bank of America Corp., 3.194%, 07/23/2030	4,063,528	0.0
2,750,000(3)	Bank of America Corp., 3.419%, 12/20/2028	3,111,245	0.0
7,787,000(3)	Bank of America Corp., 3.499%, 05/17/2022	7,879,502	0.1
2,300,000(3)	Bank of America Corp., 3.550%, 03/05/2024	2,458,191	0.0
1,941,000	Bank of America Corp., 3.950%, 04/21/2025	2,188,844	0.0
1,718,000(3)	Bank of America Corp., 3.970%, 03/05/2029	2,003,985	0.0
2,645,000(3)	Bank of America Corp., 4.078%, 04/23/2040	3,256,807	0.0
2,903,000(3)	Bank of America Corp., 4.083%, 03/20/2051	3,670,296	0.0
7,307,000	Bank of America Corp., 4.183%, 11/25/2027	8,481,320	0.1
4,495,000	Bank of America Corp., 4.250%, 10/22/2026	5,275,506	0.1
9,614,000(3)	Bank of America Corp., 4.271%, 07/23/2029	11,450,351	0.1
594,000(3)	Bank of America Corp., 5.125%, 12/31/2199	628,496	0.0
5,000,000(3)	Bank of America Corp., 2.884%, 10/22/2030	5,491,987	0.1
5,594,000(3)	Bank of Montreal, 3.803%, 12/15/2032	6,342,708	0.1
3,960,000(2),(3)	Bank of New York Mellon Corp./The, 3.700%, 12/31/2199	4,112,064	0.0
2,940,000	Bank of Nova Scotia/The, 2.200%, 02/03/2025	3,125,146	0.0
2,417,000	Bank of Nova Scotia/The, 2.700%, 08/03/2026	2,666,273	0.0
4,740,000(2),(3)	Bank of Nova Scotia/The, 4.900%, 12/31/2199	5,143,706	0.1
3,962,000	Bank of Nova Scotia, 4.500%, 12/16/2025	4,624,709	0.1
4,952,000(1)	Banque Federative du Credit Mutuel SA, 0.650%, 02/27/2024	4,967,515	0.1
13,595,000(1)	Banque Federative du Credit Mutuel SA, 2.375%, 11/21/2024	14,418,476	0.1
2,980,000(1)	Barclays Bank PLC, 10.179%, 06/12/2021	3,099,603	0.0
6,041,000(3)	Barclays PLC, 1.007%, 12/10/2024	6,084,910	0.1
3,687,000(3)	Barclays PLC, 3.564%, 09/23/2035	3,999,621	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
4,548,000(3)	Barclays PLC, 3.932%, 05/07/2025	$4,977,086	0.1
2,475,000(3)	Barclays PLC, 4.610%, 02/15/2023	2,584,103	0.0
2,575,000	Berkshire Hathaway Finance Corp., 1.450%, 10/15/2030	2,610,497	0.0
1,687,000	Berkshire Hathaway Finance Corp., 2.850%, 10/15/2050	1,810,867	0.0
5,060,000	Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	6,722,013	0.1
5,150,000(1),(3)	BNP Paribas SA, 2.219%, 06/09/2026	5,392,471	0.1
2,641,000(1),(3)	BNP Paribas SA, 2.588%, 08/12/2035	2,703,021	0.0
9,060,000(1),(3)	BNP Paribas SA, 2.819%, 11/19/2025	9,683,021	0.1
2,000,000(1),(3)	BNP Paribas SA, 3.052%, 01/13/2031	2,183,901	0.0
4,499,000(1)	BNP Paribas SA, 3.375%, 01/09/2025	4,936,188	0.1
3,062,000	Boston Properties L.P., 3.250%, 01/30/2031	3,379,730	0.0
8,130,000(1),(2)	BPCE SA, 2.700%, 10/01/2029	8,743,171	0.1
2,094,000(1)	BPCE SA, 5.150%, 07/21/2024	2,386,533	0.0
7,020,000(1)	BPCE SA, 5.700%, 10/22/2023	7,950,169	0.1
4,814,000	Brookfield Finance LLC, 3.450%, 04/15/2050	5,115,285	0.1
3,394,000	Brookfield Finance, Inc., 4.350%, 04/15/2030	4,068,587	0.0
1,394,000	Camden Property Trust, 2.800%, 05/15/2030	1,549,795	0.0
11,000,000(2)	Canadian Imperial Bank of Commerce, 2.250%, 01/28/2025	11,693,591	0.1
12,153,000(3)	Canadian Imperial Bank of Commerce, 2.606%, 07/22/2023	12,575,170	0.1
2,002,000(2)	Canadian Imperial Bank of Commerce, 3.100%, 04/02/2024	2,167,046	0.0
2,119,000	Capital One Financial Corp., 3.650%, 05/11/2027	2,429,412	0.0
3,146,000	Capital One Financial Corp., 3.750%, 03/09/2027	3,591,931	0.0
4,675,000	Charles Schwab Corp./The, 1.650%, 03/11/2031	4,722,638	0.1
3,329,000(3)	Charles Schwab Corp./The, 5.375%, 12/31/2199	3,715,996	0.0
2,787,000(3)	Citigroup, Inc., 1.678%, 05/15/2024	2,872,408	0.0
2,141,000(3)	Citigroup, Inc., 2.572%, 06/03/2031	2,282,647	0.0
3,170,000(3)	Citigroup, Inc., 2.876%, 07/24/2023	3,293,592	0.0
4,915,000	Citigroup, Inc., 5.500%, 09/13/2025	5,912,977	0.1
1,147,000(1)	Citizens Financial Group, Inc., 4.150%, 09/28/2022	1,211,567	0.0
1,201,000	Columbia Property Trust Operating Partnership L.P., 3.650%, 08/15/2026	1,256,934	0.0
638,000	Columbia Property Trust Operating Partnership L.P., 4.150%, 04/01/2025	673,481	0.0
1,520,000(1)	Commonwealth Bank of Australia, 3.743%, 09/12/2039	1,789,105	0.0
3,693,000(1),(3)	Cooperatieve Rabobank UA, 1.004%, 09/24/2026	3,721,980	0.0
4,027,000(1),(3)	Cooperatieve Rabobank UA, 1.339%, 06/24/2026	4,115,732	0.0
6,000,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	6,379,221	0.1
9,163,000	Cooperatieve Rabobank UA, 4.375%, 08/04/2025	10,461,988	0.1
1,500,000	Cooperatieve Rabobank UA, 4.625%, 12/01/2023	1,672,626	0.0
2,700,000(1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	2,740,500	0.0
1,679,000	Corp Financiera de Desarrollo SA, 4.750%, 07/15/2025	1,898,353	0.0
15,084,000(1),(3)	Credit Agricole SA/London, 1.907%, 06/16/2026	15,658,704	0.2
3,611,000	Credit Suisse AG/New York NY, 1.000%, 05/05/2023	3,666,667	0.0
4,068,000(1)	Credit Suisse AG, 6.500%, 08/08/2023	4,591,316	0.1
3,222,000(1),(3)	Credit Suisse Group AG, 2.193%, 06/05/2026	3,370,024	0.0
6,870,000(1),(3)	Credit Suisse Group AG, 2.997%, 12/14/2023	7,187,675	0.1
1,170,000(1),(3)	Credit Suisse Group AG, 3.869%, 01/12/2029	1,326,243	0.0
3,166,000(1),(3)	Credit Suisse Group AG, 4.194%, 04/01/2031	3,726,361	0.0
1,441,000(1)	Credit Suisse Group AG, 4.282%, 01/09/2028	1,666,436	0.0
8,409,000	Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/2022	8,884,141	0.1
1,033,000	Crown Castle International Corp., 4.150%, 07/01/2050	1,257,924	0.0
4,910,000(1),(3)	Danske Bank A/S, 1.621%, 09/11/2026	4,936,644	0.1
8,650,000(1),(2)	Danske Bank A/S, 2.800%, 03/10/2021	8,687,606	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
2,005,000(1)	Danske Bank A/S, 5.000%, 01/12/2022	$2,093,724	0.0
4,404,000(3)	Deutsche Bank AG/New York NY, 3.547%, 09/18/2031	4,785,756	0.1
2,897,000	Discover Bank, 4.250%, 03/13/2026	3,336,879	0.0
2,404,000(3)	Discover Bank, 4.682%, 08/09/2028	2,557,411	0.0
805,000	Discover Financial Services, 3.850%, 11/21/2022	856,652	0.0
1,671,000(1)	Empower Finance 2020 L.P., 1.357%, 09/17/2027	1,684,389	0.0
6,000,000	ERP Operating L.P., 2.500%, 02/15/2030	6,482,584	0.1
9,425,000(1)	ESH Hospitality, Inc., 4.625%, 10/01/2027	9,672,406	0.1
4,085,000	Essex Portfolio L.P., 3.000%, 01/15/2030	4,510,588	0.1
1,862,000	Essex Portfolio L.P., 3.250%, 05/01/2023	1,963,563	0.0
5,348,000	Fairfax Financial Holdings Ltd., 4.850%, 04/17/2028	5,990,381	0.1
2,931,000(1)	Fairfax US, Inc., 4.875%, 08/13/2024	3,216,675	0.0
8,087,000(1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	8,505,068	0.1
750,000	Fondo MIVIVIENDA SA, 3.500%, 01/31/2023	787,429	0.0
2,848,000	Franklin Resources, Inc., 1.600%, 10/30/2030	2,835,802	0.0
2,511,000(1)	GE Capital Funding LLC, 4.400%, 05/15/2030	2,960,797	0.0
4,509,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	5,382,781	0.1
5,493,000	Goldman Sachs Group, Inc., 4.250%, 10/21/2025	6,302,917	0.1
1,680,000	Goldman Sachs Group, Inc., 5.150%, 05/22/2045	2,352,823	0.0
792,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	1,211,939	0.0
1,935,000	Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	2,714,274	0.0
3,779,000(3)	HSBC Holdings PLC, 1.589%, 05/24/2027	3,843,956	0.0
2,569,000(3)	HSBC Holdings PLC, 1.645%, 04/18/2026	2,628,581	0.0
5,105,000(3)	HSBC Holdings PLC, 2.013%, 09/22/2028	5,230,403	0.1
6,500,000(3)	HSBC Holdings PLC, 2.099%, 06/04/2026	6,760,179	0.1
3,038,000(2),(3)	HSBC Holdings PLC, 2.357%, 08/18/2031	3,142,658	0.0
4,759,000(3)	HSBC Holdings PLC, 2.633%, 11/07/2025	5,067,156	0.1
8,523,000(3)	HSBC Holdings PLC, 3.262%, 03/13/2023	8,810,250	0.1
2,924,000(3)	HSBC Holdings PLC, 3.973%, 05/22/2030	3,382,099	0.0
4,593,000(3)	HSBC Holdings PLC, 4.041%, 03/13/2028	5,246,028	0.1
4,085,000	HSBC Holdings PLC, 4.300%, 03/08/2026	4,708,058	0.1
1,883,000	HSBC Holdings PLC, 4.950%, 03/31/2030	2,357,686	0.0
4,831,000(3)	HSBC Holdings PLC, 6.000%, 12/31/2199	5,271,829	0.1
6,599,000	ING Groep NV, 3.550%, 04/09/2024	7,212,146	0.1
3,483,000	Intercontinental Exchange, Inc., 2.650%, 09/15/2040	3,575,259	0.0
3,301,000	Intercontinental Exchange, Inc., 3.000%, 06/15/2050	3,495,149	0.0
2,889,000	Intercontinental Exchange, Inc., 4.250%, 09/21/2048	3,653,788	0.0
2,500,000(1)	Itau Unibanco Holding SA/Cayman Island, 3.250%, 01/24/2025	2,624,750	0.0
9,423,000(3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	10,010,125	0.1
5,000,000(3)	JPMorgan Chase & Co., 2.301%, 10/15/2025	5,309,594	0.1
9,967,000(3)	JPMorgan Chase & Co., 2.522%, 04/22/2031	10,720,591	0.1
7,515,000(3)	JPMorgan Chase & Co., 2.525%, 11/19/2041	7,736,310	0.1
8,459,000(3)	JPMorgan Chase & Co., 3.207%, 04/01/2023	8,773,340	0.1
10,000(3)	JPMorgan Chase & Co., 3.559%, 04/23/2024	10,721	0.0
4,270,000(3)	JPMorgan Chase & Co., 3.797%, 07/23/2024	4,636,025	0.1
3,700,000	JPMorgan Chase & Co., 3.875%, 09/10/2024	4,144,467	0.0
2,423,000(3)	JPMorgan Chase & Co., 3.964%, 11/15/2048	3,049,560	0.0
4,145,000(3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	5,058,490	0.1
2,200,000(3)	JPMorgan Chase & Co., 4.493%, 03/24/2031	2,709,088	0.0
11,251,000(3)	JPMorgan Chase & Co., 4.600%, 12/31/2199	11,630,721	0.1
2,123,000(3)	JPMorgan Chase & Co., 5.000%, 12/31/2199	2,235,286	0.0
2,990,000	Kilroy Realty L.P., 3.450%, 12/15/2024	3,244,729	0.0
4,649,000	Kimco Realty Corp., 3.700%, 10/01/2049	5,009,943	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
2,838,000(1)	KKR Group Finance Co. VII LLC, 3.625%, 02/25/2050	$3,167,684	0.0
2,500,000(1)	Kookmin Bank, 2.500%, 11/04/2030	2,548,385	0.0
5,811,000(1)	Liberty Mutual Group, Inc., 3.951%, 10/15/2050	6,971,849	0.1
2,545,000(3)	Lloyds Banking Group PLC, 2.438%, 02/05/2026	2,689,758	0.0
2,849,000(3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	2,977,710	0.0
4,310,000	Main Street Capital Corp., 5.200%, 05/01/2024	4,678,802	0.1
5,271,000(3)	MetLife, Inc., 3.850%, 12/31/2199	5,574,082	0.1
7,183,000	Mitsubishi UFJ Financial Group, Inc., 1.412%, 07/17/2025	7,385,888	0.1
4,479,000	Mitsubishi UFJ Financial Group, Inc., 2.193%, 02/25/2025	4,735,782	0.1
725,000	Mitsubishi UFJ Financial Group, Inc., 2.757%, 09/13/2026	798,743	0.0
5,500,000	Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	5,785,468	0.1
5,774,000(3)	Mizuho Financial Group, Inc., 1.241%, 07/10/2024	5,870,839	0.1
3,417,000(3)	Mizuho Financial Group, Inc., 2.226%, 05/25/2026	3,598,630	0.0
2,726,000(3)	Mizuho Financial Group, Inc., 2.555%, 09/13/2025	2,881,579	0.0
660,000(1)	Mizuho Financial Group, Inc., 3.477%, 04/12/2026	740,050	0.0
8,188,000(3)	Morgan Stanley, 1.794%, 02/13/2032	8,241,243	0.1
5,414,000(3)	Morgan Stanley, 2.188%, 04/28/2026	5,722,079	0.1
5,350,000(3)	Morgan Stanley, 3.622%, 04/01/2031	6,217,680	0.1
3,840,000	Morgan Stanley, 3.700%, 10/23/2024	4,277,284	0.0
3,210,000	Morgan Stanley, 3.875%, 04/29/2024	3,555,154	0.0
2,750,000	Morgan Stanley, 3.875%, 01/27/2026	3,155,214	0.0
3,524,000	Morgan Stanley, 4.000%, 07/23/2025	4,035,438	0.0
2,439,000(3)	Morgan Stanley, 4.457%, 04/22/2039	3,171,460	0.0
10,040,000	MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	10,385,125	0.1
2,150,000	Nasdaq, Inc., 1.650%, 01/15/2031	2,131,858	0.0
3,787,000	Nasdaq, Inc., 2.500%, 12/21/2040	3,753,998	0.0
5,050,000(1)	National Australia Bank Ltd., 2.332%, 08/21/2030	5,142,073	0.1
2,990,000(1),(2),(3)	National Australia Bank Ltd., 3.933%, 08/02/2034	3,362,368	0.0
4,235,000(2),(3)	National Bank of Canada, 0.550%, 11/15/2024	4,249,578	0.0
5,105,000(1)	Nationwide Building Society, 2.000%, 01/27/2023	5,270,609	0.1
9,520,000(1),(3)	Nationwide Building Society, 4.363%, 08/01/2024	10,351,882	0.1
3,595,000(3)	Natwest Group PLC, 3.032%, 11/28/2035	3,722,479	0.0
2,910,000(3)	Natwest Group PLC, 3.073%, 05/22/2028	3,161,751	0.0
6,418,000	Natwest Group PLC, 3.875%, 09/12/2023	6,966,877	0.1
459,000(3)	Natwest Group PLC, 4.269%, 03/22/2025	507,943	0.0
5,954,000(3)	Natwest Group PLC, 4.519%, 06/25/2024	6,504,841	0.1
5,075,000	Navient Corp., 5.000%, 03/15/2027	5,126,410	0.1
1,000,000(1),(3)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	1,025,000	0.0
3,915,000(1)	New York Life Global Funding, 2.875%, 04/10/2024	4,211,672	0.0
1,345,000(1),(2),(3)	Nordea Bank ABP, 6.125%, 12/31/2199	1,469,513	0.0
DKK 4(4)	Nordea Kredit Realkreditaktieselskab, 6.000%, 07/01/2029	–	–
3,885,000	Northern Trust Corp., 1.950%, 05/01/2030	4,052,287	0.0
4,068,000(1)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	4,732,053	0.1
7,860,000	ORIX Corp., 3.250%, 12/04/2024	8,600,470	0.1
2,000,000(1),(3)	Oversea-Chinese Banking Corp. Ltd., 1.832%, 09/10/2030	2,033,271	0.0
8,396,000	Owl Rock Capital Corp., 4.250%, 01/15/2026	8,847,759	0.1
5,456,000(1)	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025	5,708,554	0.1
3,412,000	Piedmont Operating Partnership L.P., 3.150%, 08/15/2030	3,498,856	0.0
1,580,000	Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	1,693,723	0.0
2,000,000	Power Sector Assets & Liabilities Management Corp., 7.390%, 12/02/2024	2,507,616	0.0
2,335,000	Prologis L.P., 3.000%, 04/15/2050	2,583,591	0.0
4,895,000(1)	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., 3.875%, 03/01/2031	5,090,800	0.1
4,520,000(1)	Quicken Loans LLC, 5.250%, 01/15/2028	4,833,575	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
3,152,000	Regency Centers L.P., 2.950%, 09/15/2029	$3,369,849	0.0
3,622,000	Regency Centers L.P., 3.700%, 06/15/2030	4,109,254	0.0
1,250,000	Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/2023	1,341,695	0.0
3,008,000	Retail Properties of America, Inc., 4.750%, 09/15/2030	3,198,134	0.0
4,410,000	Royal Bank of Canada, 0.898%, (US0003M + 0.660%), 10/05/2023	4,456,373	0.1
3,572,000(1)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	3,932,184	0.0
2,604,000(1),(3)	Scentre Group Trust 2, 5.125%, 09/24/2080	2,750,153	0.0
5,780,000(1)	Skandinaviska Enskilda Banken AB, 0.850%, 09/02/2025	5,801,531	0.1
6,104,000(1),(3)	Standard Chartered PLC, 3.265%, 02/18/2036	6,392,579	0.1
5,250,000(3)	State Street Corp., 3.031%, 11/01/2034	5,763,274	0.1
4,770,000	Sumitomo Mitsui Financial Group, Inc., 2.142%, 09/23/2030	4,797,166	0.1
3,225,000	Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	3,437,810	0.0
300,000	Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/2026	332,563	0.0
3,351,000(1)	Sumitomo Mitsui Trust Bank Ltd., 1.050%, 09/12/2025	3,376,443	0.0
9,340,000	Toronto-Dominion Bank/The, 3.250%, 03/11/2024	10,152,804	0.1
1,354,000	Travelers Cos, Inc./The, 4.000%, 05/30/2047	1,757,068	0.0
4,600,000	Truist Bank, 2.250%, 03/11/2030	4,829,349	0.1
3,293,000	Truist Bank, 3.200%, 04/01/2024	3,575,533	0.0
3,244,000	Truist Financial Corp., 1.125%, 08/03/2027	3,267,883	0.0
2,202,000(3)	Truist Financial Corp., 4.800%, 12/31/2199	2,321,752	0.0
2,705,000(3)	Truist Financial Corp., 4.950%, 12/31/2199	2,982,290	0.0
3,609,000(3)	Truist Financial Corp., 5.100%, 12/31/2199	4,132,341	0.0
1,575,000(1)	Turkiye Vakiflar Bankasi TAO, 5.250%, 02/05/2025	1,555,612	0.0
3,500,000(1)	Turkiye Vakiflar Bankasi TAO, 6.500%, 01/08/2026	3,596,772	0.0
3,180,000	UBS AG, 5.125%, 05/15/2024	3,513,105	0.0
4,162,000(1),(3)	UBS Group AG, 1.008%, 07/30/2024	4,204,623	0.0
3,853,000(1),(3)	UBS Group AG, 1.364%, 01/30/2027	3,898,078	0.0
7,779,000(1),(3)	UBS Group AG, 2.859%, 08/15/2023	8,067,204	0.1
3,125,000	UDR, Inc., 2.100%, 08/01/2032	3,187,931	0.0
7,286,000	UDR, Inc., 3.000%, 08/15/2031	8,063,157	0.1
5,000,000	US Bank NA/Cincinnati OH, 2.050%, 01/21/2025	5,293,167	0.1
8,766,000(1)	USAA Capital Corp., 2.125%, 05/01/2030	9,223,725	0.1
1,005,000	Ventas Realty L.P., 5.700%, 09/30/2043	1,303,036	0.0
5,928,000	VEREIT Operating Partnership L.P., 2.200%, 06/15/2028	6,066,882	0.1
9,500,000(3)	Wells Fargo & Co., 1.654%, 06/02/2024	9,761,540	0.1
5,017,000(3)	Wells Fargo & Co., 2.393%, 06/02/2028	5,343,770	0.1
9,435,000(3)	Wells Fargo & Co., 2.406%, 10/30/2025	9,978,179	0.1
3,788,000(3)	Wells Fargo & Co., 3.068%, 04/30/2041	4,126,793	0.0
6,670,000	Wells Fargo & Co., 3.750%, 01/24/2024	7,284,698	0.1
4,723,000	Wells Fargo & Co., 4.125%, 08/15/2023	5,162,136	0.1
1,556,000	Wells Fargo & Co., 4.750%, 12/07/2046	2,038,519	0.0
3,115,000(3)	Wells Fargo & Co., 5.013%, 04/04/2051	4,432,500	0.1
4,455,000(3)	Wells Fargo Bank NA, 2.082%, 09/09/2022	4,506,455	0.1
2,270,000	Westpac Banking Corp., 2.350%, 02/19/2025	2,440,147	0.0
4,347,000	Westpac Banking Corp., 2.963%, 11/16/2040	4,629,190	0.1
372,000	Willis Towers Watson PLC, 5.750%, 03/15/2021	375,757	0.0
3,004,000	WP Carey, Inc., 2.400%, 02/01/2031	3,124,810	0.0
6,680,000	XLIT Ltd., 4.450%, 03/31/2025	7,629,179	0.1
2,000,000	XLIT Ltd., 5.250%, 12/15/2043	2,835,402	0.0
2,296,000	XLIT Ltd., 5.500%, 03/31/2045	3,217,090	0.0
		1,209,084,677	11.7

	Industrial: 2.7%
1,335,000	3M Co., 3.700%, 04/15/2050	1,658,768	0.0
8,300,000	AECOM, 5.125%, 03/15/2027	9,266,037	0.1
8,620,000(1)	Airbus Finance BV, 2.700%, 04/17/2023	9,054,359	0.1
5,435,000	Amphenol Corp., 2.800%, 02/15/2030	5,999,065	0.1
3,878,000(1)	BAE Systems PLC, 3.400%, 04/15/2030	4,397,903	0.1
5,800,000(1)	Berry Global, Inc., 5.625%, 07/15/2027	6,247,687	0.1
2,530,000(3)	BNSF Funding Trust I, 6.613%, 12/15/2055	2,893,687	0.0
2,599,000(2)	Boeing Co/The, 5.805%, 05/01/2050	3,590,467	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
4,144,000(2)	Boeing Co/The, 3.250%, 02/01/2028	$4,444,882	0.1
1,709,000	Boeing Co/The, 3.625%, 02/01/2031	1,875,358	0.0
1,269,000	Boeing Co/The, 3.850%, 11/01/2048	1,311,208	0.0
2,575,000	Boeing Co/The, 4.875%, 05/01/2025	2,936,991	0.0
9,445,000(1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	10,165,181	0.1
4,885,000	Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	6,242,734	0.1
1,165,000	Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	1,569,644	0.0
2,728,000	Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	3,946,897	0.0
5,082,000	Carrier Global Corp., 2.493%, 02/15/2027	5,487,647	0.1
2,965,000	Carrier Global Corp., 2.722%, 02/15/2030	3,170,425	0.0
4,460,000(1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	4,748,506	0.1
5,287,000(1)	CCL Industries, Inc., 3.050%, 06/01/2030	5,774,203	0.1
4,350,000(1)	Cemex SAB de CV, 5.200%, 09/17/2030	4,775,213	0.1
2,715,000	CSX Corp., 4.650%, 03/01/2068	3,807,089	0.0
890,000	CSX Corp., 4.500%, 08/01/2054	1,182,175	0.0
1,550,000(1),(2)	ENA Master Trust, 4.000%, 05/19/2048	1,672,063	0.0
1,428,000	FedEx Corp., 3.900%, 02/01/2035	1,708,642	0.0
4,000,000	FedEx Corp., 4.050%, 02/15/2048	4,835,201	0.1
2,096,000	FedEx Corp., 4.250%, 05/15/2030	2,549,302	0.0
2,647,000	FedEx Corp., 4.400%, 01/15/2047	3,350,328	0.0
3,007,000	FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.875%, 08/20/2035	3,110,927	0.0
2,800,000	GATX Corp., 4.000%, 06/30/2030	3,313,823	0.0
5,327,000	General Dynamics Corp., 3.500%, 04/01/2027	6,130,893	0.1
3,906,000	General Dynamics Corp., 4.250%, 04/01/2040	5,088,141	0.1
2,518,000(2)	General Electric Co., 3.625%, 05/01/2030	2,879,672	0.0
7,705,000(1)	GFL Environmental, Inc., 3.500%, 09/01/2028	7,870,349	0.1
1,755,000(1)	GFL Environmental, Inc., 3.750%, 08/01/2025	1,793,391	0.0
5,925,000	Honeywell International, Inc., 1.950%, 06/01/2030	6,277,284	0.1
2,786,000(2)	Lockheed Martin Corp., 2.800%, 06/15/2050	3,015,738	0.0
2,966,000	Lockheed Martin Corp., 4.070%, 12/15/2042	3,854,386	0.0
3,379,000	Norfolk Southern Corp., 3.650%, 08/01/2025	3,780,137	0.0
434,000	Northrop Grumman Corp., 2.930%, 01/15/2025	472,219	0.0
1,605,000	Packaging Corp. of America, 3.000%, 12/15/2029	1,789,273	0.0
3,618,000(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.200%, 11/15/2025	3,651,518	0.0
2,335,000	Raytheon Technologies Corp., 3.200%, 03/15/2024	2,522,785	0.0
3,686,000	Raytheon Technologies Corp., 3.500%, 03/15/2027	4,211,172	0.1
211,000	Raytheon Technologies Corp., 3.650%, 08/16/2023	227,701	0.0
538,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	678,412	0.0
8,741,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	11,398,801	0.1
534,000	Raytheon Technologies Corp., 5.400%, 05/01/2035	735,133	0.0
506,000	Raytheon Technologies Corp., 6.125%, 07/15/2038	750,294	0.0
3,147,000	Republic Services, Inc., 1.450%, 02/15/2031	3,080,945	0.0
2,591,000	Republic Services, Inc., 1.750%, 02/15/2032	2,598,067	0.0
2,498,000	Roper Technologies, Inc., 1.400%, 09/15/2027	2,530,178	0.0
1,678,000	Roper Technologies, Inc., 2.000%, 06/30/2030	1,715,595	0.0
6,902,000	Ryder System, Inc., 3.750%, 06/09/2023	7,430,712	0.1
3,300,000(1)	Sealed Air Corp., 4.000%, 12/01/2027	3,531,000	0.0
9,525,000(1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	9,885,331	0.1
9,748,000	Silgan Holdings, Inc., 4.125%, 02/01/2028	10,150,105	0.1
4,875,000(1)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	4,905,469	0.1
7,120,000(1)	Standard Industries, Inc./NJ, 4.375%, 07/15/2030	7,627,407	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
4,150,000(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	$4,237,752	0.1
4,235,000(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	4,452,044	0.1
2,720,000	Textron, Inc., 3.000%, 06/01/2030	2,936,350	0.0
5,745,000(1)	TTX Co., 3.600%, 01/15/2025	6,401,845	0.1
2,431,000	United Parcel Service, Inc., 2.800%, 11/15/2024	2,628,211	0.0
3,699,000	Waste Management, Inc., 0.750%, 11/15/2025	3,716,830	0.0
2,283,000	Waste Management, Inc., 1.500%, 03/15/2031	2,264,085	0.0
3,540,000	WRKCo, Inc., 3.000%, 06/15/2033	3,894,631	0.0
		276,200,268	2.7

	Technology: 1.8%
1,839,000	Activision Blizzard, Inc., 1.350%, 09/15/2030	1,808,716	0.0
1,667,000	Activision Blizzard, Inc., 2.500%, 09/15/2050	1,629,408	0.0
562,000	Analog Devices, Inc., 3.500%, 12/05/2026	639,532	0.0
5,572,000	Apple, Inc., 2.550%, 08/20/2060	5,731,072	0.1
2,605,000	Apple, Inc., 2.650%, 05/11/2050	2,764,954	0.0
4,128,000	Apple, Inc., 3.450%, 02/09/2045	5,018,591	0.1
7,492,000	Apple, Inc., 3.750%, 09/12/2047	9,408,587	0.1
5,095,000	Apple, Inc., 3.750%, 11/13/2047	6,426,921	0.1
963,000	Apple, Inc., 4.450%, 05/06/2044	1,322,959	0.0
3,840,000	Broadridge Financial Solutions, Inc., 2.900%, 12/01/2029	4,210,584	0.0
6,265,000	CDW LLC / CDW Finance Corp., 3.250%, 02/15/2029	6,396,252	0.1
2,143,000(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	2,617,807	0.0
2,695,000	Fiserv, Inc., 2.750%, 07/01/2024	2,894,835	0.0
2,895,000	HP, Inc., 4.050%, 09/15/2022	3,071,544	0.0
2,139,000(1)	Infor, Inc., 1.450%, 07/15/2023	2,174,766	0.0
2,496,000(1)	Infor, Inc., 1.750%, 07/15/2025	2,594,935	0.0
1,975,000	Intel Corp., 3.100%, 02/15/2060	2,179,593	0.0
12,903,000	Intel Corp., 3.250%, 11/15/2049	14,456,103	0.1
3,083,000	International Business Machines Corp., 2.950%, 05/15/2050	3,292,546	0.0
7,595,000	International Business Machines Corp., 3.300%, 05/15/2026	8,586,371	0.1
9,650,000(1)	J2 Global, Inc., 4.625%, 10/15/2030	10,198,844	0.1
3,359,000(1)	Leidos, Inc., 2.300%, 02/15/2031	3,426,429	0.0
5,223,000(1)	Microchip Technology, Inc., 2.670%, 09/01/2023	5,465,688	0.1
6,701,000	Microsoft Corp., 2.400%, 08/08/2026	7,312,613	0.1
6,002,000	Microsoft Corp., 2.525%, 06/01/2050	6,329,717	0.1
9,677,000	Microsoft Corp., 3.700%, 08/08/2046	12,274,176	0.1
4,239,000	NetApp, Inc., 1.875%, 06/22/2025	4,430,567	0.1
1,820,000	NVIDIA Corp., 3.500%, 04/01/2040	2,187,308	0.0
2,425,000	NVIDIA Corp., 3.500%, 04/01/2050	2,947,530	0.0
1,855,000	NVIDIA Corp., 3.700%, 04/01/2060	2,389,035	0.0
4,533,000(1)	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	5,467,111	0.1
2,761,000(1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	3,135,557	0.0
9,110,000(1)	ON Semiconductor Corp., 3.875%, 09/01/2028	9,417,462	0.1
3,692,000	Oracle Corp., 3.600%, 04/01/2040	4,329,291	0.1
370,000	Oracle Corp., 3.850%, 07/15/2036	446,812	0.0
8,841,000	Oracle Corp., 4.000%, 11/15/2047	10,922,484	0.1
300,000(1)	Seagate HDD Cayman, 3.125%, 07/15/2029	300,595	0.0
4,290,000(1)	Seagate HDD Cayman, 3.375%, 07/15/2031	4,321,253	0.1
2,755,000(1)	TSMC Global Ltd., 0.750%, 09/28/2025	2,745,608	0.0
2,915,000(1)	TSMC Global Ltd., 1.000%, 09/28/2027	2,889,290	0.0
	188,163,446		1.8

	Utilities: 4.1%
1,059,000	AEP Texas, Inc., 3.450%, 01/15/2050	1,191,456	0.0
1,754,000(1)	AES Corp./The, 1.375%, 01/15/2026	1,770,932	0.0
3,943,000(1)	AES Corp./The, 3.950%, 07/15/2030	4,464,600	0.1
2,480,000	Alabama Power Co., 3.450%, 10/01/2049	2,926,546	0.0
10,755,000(1)	Alliant Energy Finance LLC, 3.750%, 06/15/2023	11,530,339	0.1
3,136,000	American Electric Power Co., Inc., 3.250%, 03/01/2050	3,339,201	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
7,500,000(1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	$9,198,371	0.1
5,385,000(1)	American Transmission Systems, Inc., 5.250%, 01/15/2022	5,613,842	0.1
2,011,000	Appalachian Power Co., 3.700%, 05/01/2050	2,423,268	0.0
2,595,000	Arizona Public Service Co., 4.200%, 08/15/2048	3,364,909	0.0
9,776,000	Avangrid, Inc., 3.200%, 04/15/2025	10,710,716	0.1
2,510,000(2)	Baltimore Gas and Electric Co., 3.200%, 09/15/2049	2,808,612	0.0
3,953,000(1)	Berkshire Hathaway Energy Co., 1.650%, 05/15/2031	3,957,450	0.1
3,615,000	Black Hills Corp., 2.500%, 06/15/2030	3,802,469	0.1
3,250,000	Black Hills Corp., 3.050%, 10/15/2029	3,548,567	0.0
1,720,000	Black Hills Corp., 4.250%, 11/30/2023	1,886,772	0.0
2,750,000	Black Hills Corp., 4.350%, 05/01/2033	3,334,352	0.0
1,432,000(2)	CenterPoint Energy Houston Electric LLC, 2.900%, 07/01/2050	1,555,379	0.0
566,000	CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	666,000	0.0
4,750,000(1)	Centrais Eletricas Brasileiras SA, 3.625%, 02/04/2025	4,934,110	0.1
2,166,000(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	2,305,672	0.0
3,430,000(3)	CMS Energy Corp., 3.750%, 12/01/2050	3,508,718	0.0
5,860,000(3)	CMS Energy Corp., 4.750%, 06/01/2050	6,608,316	0.1
2,519,000	Commonwealth Edison Co., 3.750%, 08/15/2047	3,032,863	0.0
1,864,000	Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	2,297,299	0.0
2,591,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	3,454,561	0.0
831,000	Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	1,095,470	0.0
4,148,000	Consumers Energy Co., 2.500%, 05/01/2060	4,173,693	0.1
633,000(2)	Delmarva Power & Light Co., 3.500%, 11/15/2023	684,730	0.0
4,865,000(3)	Dominion Energy, Inc., 4.650%, 12/31/2199	5,140,687	0.1
1,790,000	DTE Electric Co., 3.950%, 03/01/2049	2,324,091	0.0
1,210,000	DTE Electric Co., 4.050%, 05/15/2048	1,591,773	0.0
7,263,000	DTE Electric Co., 2.950%, 03/01/2050	8,101,188	0.1
6,817,000	DTE Energy Co., 1.050%, 06/01/2025	6,897,954	0.1
1,539,000	Duke Energy Carolinas LLC, 2.950%, 12/01/2026	1,726,622	0.0
2,322,000(2)	Duke Energy Carolinas LLC, 3.200%, 08/15/2049	2,643,392	0.0
2,340,000	Duke Energy Carolinas LLC, 3.700%, 12/01/2047	2,825,751	0.0
2,185,000	Duke Energy Carolinas LLC, 4.000%, 09/30/2042	2,703,496	0.0
2,155,000(3)	Duke Energy Corp., 4.875%, 12/31/2199	2,338,886	0.0
3,030,000	Duke Energy Florida LLC, 4.200%, 07/15/2048	3,902,251	0.1
3,500,000	Duke Energy Indiana LLC, 3.250%, 10/01/2049	3,964,164	0.1
1,200,000	Duke Energy Indiana LLC, 3.750%, 05/15/2046	1,441,297	0.0
1,890,000	Duke Energy Ohio, Inc., 2.125%, 06/01/2030	1,980,720	0.0
3,723,000	Duke Energy Progress LLC, 3.700%, 10/15/2046	4,503,907	0.1
4,000,000	Duke Energy Progress LLC, 4.100%, 05/15/2042	4,956,044	0.1
3,677,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	4,676,530	0.1
2,588,000	Duke Energy Ohio, Inc., 3.700%, 06/15/2046	3,072,557	0.0
2,390,000(1)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	2,475,993	0.0
3,391,000	Entergy Arkansas LLC, 2.650%, 06/15/2051	3,478,246	0.0
1,869,000(2)	Entergy Corp., 2.800%, 06/15/2030	2,020,676	0.0
3,323,000	Entergy Corp., 2.950%, 09/01/2026	3,664,521	0.0
1,758,000	Entergy Louisiana LLC, 2.900%, 03/15/2051	1,876,983	0.0
5,263,000	Entergy Louisiana LLC, 4.200%, 04/01/2050	6,795,151	0.1
464,000	Entergy Mississippi LLC, 3.100%, 07/01/2023	493,600	0.0
2,172,000	Entergy Texas, Inc., 4.000%, 03/30/2029	2,537,134	0.0
6,480,000	Entergy Louisiana LLC, 4.050%, 09/01/2023	7,044,441	0.1
2,033,000	Essential Utilities, Inc., 2.704%, 04/15/2030	2,205,606	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
2,882,000	Evergy Kansas Central, Inc., 3.250%, 09/01/2049	$3,237,649	0.0
2,520,000	Evergy Metro, Inc., 2.250%, 06/01/2030	2,671,703	0.0
2,943,000	Eversource Energy, 0.800%, 08/15/2025	2,939,967	0.0
2,871,000(2)	Eversource Energy, 3.450%, 01/15/2050	3,293,656	0.0
1,060,000	Exelon Corp., 4.050%, 04/15/2030	1,255,573	0.0
1,585,000	Exelon Corp., 4.700%, 04/15/2050	2,111,423	0.0
1,116,000	Exelon Generation Co. LLC, 3.250%, 06/01/2025	1,219,635	0.0
2,493,000	FirstEnergy Corp., 2.850%, 07/15/2022	2,534,954	0.0
1,519,000	FirstEnergy Corp., 4.250%, 03/15/2023	1,604,703	0.0
1,725,000	Fortis, Inc./Canada, 3.055%, 10/04/2026	1,900,627	0.0
3,055,000	Georgia Power Co., 2.200%, 09/15/2024	3,219,614	0.0
2,124,000	Georgia Power Co., 5.750%, 04/15/2023	2,353,294	0.0
1,444,000	Idaho Power Co., 4.200%, 03/01/2048	1,872,720	0.0
6,060,000	Inkia Energy Ltd., 5.875%, 11/09/2027	6,576,979	0.1
2,870,000	Interstate Power and Light Co., 2.300%, 06/01/2030	3,039,521	0.0
4,400,000	Interstate Power and Light Co., 3.250%, 12/01/2024	4,824,467	0.1
3,462,000(1)	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	4,009,936	0.1
3,199,000(1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	3,581,167	0.0
3,950,000(1)	Kallpa Generacion SA, 4.125%, 08/16/2027	4,262,050	0.1
1,423,000	Kentucky Utilities Co., 3.300%, 06/01/2050	1,612,675	0.0
1,950,000(1)	Metropolitan Edison Co., 3.500%, 03/15/2023	2,035,270	0.0
2,430,000(2)	MidAmerican Energy Co., 3.150%, 04/15/2050	2,798,337	0.0
4,552,000	Mississippi Power Co., 4.250%, 03/15/2042	5,510,024	0.1
271,000	Mississippi Power Co., 4.750%, 10/15/2041	330,636	0.0
3,392,000(1)	Narragansett Electric Co/The, 3.395%, 04/09/2030	3,849,485	0.1
2,880,000(3)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	3,036,096	0.0
5,049,000	NextEra Energy Capital Holdings, Inc., 3.150%, 04/01/2024	5,459,621	0.1
6,788,000(2)	NiSource, Inc., 3.600%, 05/01/2030	7,863,138	0.1
1,453,000	NiSource, Inc., 5.950%, 06/15/2041	2,084,238	0.0
6,227,000	NiSource, Inc., 0.950%, 08/15/2025	6,267,433	0.1
2,379,000(1)	NRG Energy, Inc., 2.000%, 12/02/2025	2,466,875	0.0
1,983,000(1)	NRG Energy, Inc., 2.450%, 12/02/2027	2,088,273	0.0
2,710,000(1)	NRG Energy, Inc., 3.375%, 02/15/2029	2,779,579	0.0
7,040,000(1)	NRG Energy, Inc., 3.625%, 02/15/2031	7,255,952	0.1
2,992,000(1)	Oglethorpe Power Corp., 3.750%, 08/01/2050	3,224,130	0.0
1,861,000	Pacific Gas and Electric Co., 4.250%, 03/15/2046	2,001,941	0.0
4,188,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	4,469,892	0.1
2,484,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	2,693,364	0.0
1,138,000	PECO Energy Co., 4.150%, 10/01/2044	1,469,790	0.0
750,000(1)	Perusahaan Listrik Negara PT, 5.375%, 01/25/2029	904,545	0.0
2,675,000	Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	3,206,242	0.0
4,500,000(1)	Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	5,393,677	0.1
2,035,000	Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	2,274,022	0.0
7,000,000	PNM Resources, Inc., 3.250%, 03/09/2021	7,027,777	0.1
4,226,000	PPL Capital Funding, Inc., 4.125%, 04/15/2030	5,060,702	0.1
1,200,000(1)	Promigas SA ESP / Gases del Pacifico SAC, 3.750%, 10/16/2029	1,281,012	0.0
2,889,000	Public Service Enterprise Group, Inc., 0.800%, 08/15/2025	2,892,547	0.0
2,541,000	Public Service Enterprise Group, Inc., 1.600%, 08/15/2030	2,509,348	0.0
3,937,000	Sempra Energy, 3.800%, 02/01/2038	4,566,142	0.1
3,344,000(3)	Sempra Energy, 4.875%, 12/31/2199	3,582,260	0.0
5,750,000	Sierra Pacific Power Co., 2.600%, 05/01/2026	6,251,239	0.1
435,000	Southern California Edison Co., 2.400%, 02/01/2022	442,441	0.0
1,570,000(2)	Southern California Edison Co., 3.650%, 02/01/2050	1,784,954	0.0
813,000	Southern California Edison Co., 4.050%, 03/15/2042	933,498	0.0
1,444,000	Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	1,816,394	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
1,680,000	Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	$2,450,781	0.0
4,975,000(3)	Southern Co/The, 4.000%, 01/15/2051	5,274,631	0.1
3,623,000	Tucson Electric Power Co., 1.500%, 08/01/2030	3,590,475	0.0
1,710,000	Tucson Electric Power Co., 4.850%, 12/01/2048	2,334,576	0.0
2,500,000	Union Electric Co., 3.250%, 10/01/2049	2,871,790	0.0
2,260,000	Union Electric Co., 3.900%, 09/15/2042	2,762,839	0.0
1,915,000	Virginia Electric and Power Co., 3.450%, 09/01/2022	1,995,444	0.0
5,165,000	Virginia Electric and Power Co., 3.800%, 09/15/2047	6,386,906	0.1
4,921,000	Washington Gas Light Co., 3.650%, 09/15/2049	5,918,265	0.1
4,673,000	WEC Energy Group, Inc., 1.375%, 10/15/2027	4,755,517	0.1
3,590,000	Wisconsin Public Service Corp., 3.671%, 12/01/2042	4,210,690	0.1
		425,857,975	4.1

	Total Corporate Bonds/Notes (Cost $3,680,263,715)	3,969,402,100	38.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 17.5%
783,694(1),(3)	Agate Bay Mortgage Trust 2014-2 B4, 3.868%, 09/25/2044	790,988	0.0
2,790,353	Alternative Loan Trust 2004-J7 MI, 1.168%, (US0001M + 1.020%), 10/25/2034	2,704,055	0.0
2,469,967	Alternative Loan Trust 2005-10CB 1A1, 0.648%, (US0001M + 0.500%), 05/25/2035	1,944,259	0.0
2,064,685	Alternative Loan Trust 2005-51 3A2A, 1.899%, (12MTA + 1.290%), 11/20/2035	1,922,342	0.0
615,955	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	571,134	0.0
779,833	Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	764,564	0.0
1,476,968	Alternative Loan Trust 2005-J2 1A12, 0.548%, (US0001M + 0.400%), 04/25/2035	1,204,461	0.0
718,301	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	501,287	0.0
158,674	Alternative Loan Trust 2006-18CB A10, 0.548%, (US0001M + 0.400%), 07/25/2036	73,052	0.0
944,944	Alternative Loan Trust 2006-19CB A28, 0.748%, (US0001M + 0.600%), 08/25/2036	504,689	0.0
821,609	Alternative Loan Trust 2006-HY11 A1, 0.388%, (US0001M + 0.120%), 06/25/2036	795,875	0.0
1,042,320	Alternative Loan Trust 2007-23CB A3, 0.648%, (US0001M + 0.500%), 09/25/2037	458,747	0.0
2,593,680	Alternative Loan Trust 2007-2CB 2A1, 0.748%, (US0001M + 0.600%), 03/25/2037	1,211,148	0.0
1,029,818	Alternative Loan Trust 2007-3T1 1A11, 6.000%, 04/25/2037	666,209	0.0
990,051	Alternative Loan Trust 2007-8CB A3, 0.648%, (US0001M + 0.500%), 05/25/2037	511,531	0.0
1,937,231	American Home Mortgage Assets Trust 2007-4 A4, 0.438%, (US0001M + 0.290%), 08/25/2037	1,783,737	0.0
2,159,949(1),(3)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	2,214,977	0.0
826,503	Banc of America Funding 2007-2 1A16 Trust, 0.748%, (US0001M + 0.600%), 03/25/2037	633,059	0.0
966,591(5)	Banc of America Mortgage 2007-2 A8 Trust, 6.000%, 05/25/2037	202,919	0.0
1,158,055(3)	Bear Stearns ALT-A Trust 2005-4 23A1, 3.369%, 05/25/2035	1,164,323	0.0
1,536,151(3)	Bear Stearns ALT-A Trust 2005-7 21A1, 3.070%, 09/25/2035	1,430,955	0.0
3,167,251	Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 0.338%, (US0001M + 0.190%), 01/25/2037	2,867,446	0.0
7,300,000(1)	Bellemeade Re 2020-4 M2A Ltd., 2.750%, (US0001M + 2.600%), 06/25/2030	7,304,882	0.1
1,878,675(1),(3)	Chase Mortgage Finance Corp. 2019-1 B2, 3.944%, 03/25/2050	1,964,713	0.0
2,194,559(1),(3)	Chase Mortgage Finance Corp. 2019-1 B3, 3.944%, 03/25/2050	2,270,626	0.0
1,485,584(3)	CHL Mortgage Pass-Through Trust 2004-22 A3, 2.749%, 11/25/2034	1,482,351	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
576,024	CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	$446,811	0.0
777,387(1),(3)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	801,473	0.0
868,177(1),(3)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	896,466	0.0
3,318,010(1),(3)	CIM Trust 2019-J1 1A2, 3.500%, 08/25/2049	3,381,189	0.1
2,923,998(1),(3)	CIM Trust 2019-J2 B2, 3.837%, 10/25/2049	2,984,425	0.0
974,666(1),(3)	CIM Trust 2019-J2 B3, 3.837%, 10/25/2049	977,632	0.0
2,600,000(1),(3)	CIM Trust 2019-R5 M2, 3.250%, 09/25/2059	2,700,271	0.0
3,259,536(1),(3)	CIM Trust 2020-J1 B3, 3.485%, 07/25/2050	3,173,095	0.0
3,500,000(1),(3)	CIM Trust 2020-J2 A19, 2.500%, 01/25/2051	3,607,281	0.1
1,145,134	Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	1,167,569	0.0
1,150,570(3)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 3.168%, 11/25/2036	1,044,852	0.0
480,364(3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.361%, 09/25/2037	467,523	0.0
1,426,135(1),(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	1,510,136	0.0
2,000,000(1),(3)	COLT 2019-1 M1 Mortgage Loan Trust, 4.518%, 03/25/2049	2,032,572	0.0
1,303,744(1),(3)	COLT 2019-4 A3 Mortgage Loan Trust, 2.988%, 11/25/2049	1,314,647	0.0
7,550,000(1)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.148%, (US0001M + 2.000%), 01/25/2040	7,537,663	0.1
500,375	Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.648%, (US0001M + 0.500%), 11/25/2035	231,339	0.0
4,641,091	Countrywide Asset-Backed Certificates 2005-IM1 M1, 0.868%, (US0001M + 0.720%), 11/25/2035	4,568,621	0.1
1,422,884(1)	CSMC Series 2008-2R 1A1, 6.000%, 07/25/2037	1,370,216	0.0
1,356,875(1),(3)	CSMC Trust 2015-2 B3, 3.923%, 02/25/2045	1,412,580	0.0
1,800,000(1),(3)	Deephave Residential Mortgage Trust 2019-2A M1, 3.921%, 04/25/2059	1,817,034	0.0
1,360,000(1),(3)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	1,385,138	0.0
1,000,000(1),(3)	Deephaven Residential Mortgage Trust 2018-2A M1, 4.375%, 04/25/2058	1,023,444	0.0
2,300,000(1),(3)	Deephaven Residential Mortgage Trust 2019-1A M1, 4.402%, 08/25/2058	2,315,115	0.0
1,000,000(1),(3)	Deephaven Residential Mortgage Trust 2019-4 M1, 3.484%, 10/25/2059	1,032,707	0.0
3,000,000(1),(3)	Deephaven Residential Mortgage Trust 2020-1 M1, 3.010%, 01/25/2060	3,022,736	0.0
1,600,000(1)	Deephaven Residential Mortgage Trust 2020-2 A2, 2.594%, 05/25/2065	1,642,690	0.0
80,139,963(3),(5)	Deutsche ALT-A Securities, Inc. ALT 07-AB1 X, 0.830%, 04/25/2037	3,711,466	0.1
2,568,809(1),(3)	Ellington Financial Mortgage Trust 2019-2 A3, 3.046%, 11/25/2059	2,630,610	0.0
3,211,550(1),(3)	Ellington Financial Mortgage Trust 2020-1 A1, 2.006%, 06/25/2065	3,265,473	0.0
800,000(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 3.798%, (US0001M + 3.650%), 02/25/2040	808,953	0.0
3,766,141(5)	Fannie Mae 2008-12 SC, 6.202%, (-1.000*US0001M + 6.350%), 03/25/2038	835,869	0.0
8,645,074	Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	10,342,521	0.1
886,903	Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	947,388	0.0
5,919,751	Fannie Mae 2012-66 EP, 4.000%, 06/25/2042	7,064,592	0.1
3,189,601	Fannie Mae 2013-116 UB, 4.000%, 11/25/2043	3,424,968	0.1
3,257,531	Fannie Mae 2013-20 DL, 4.000%, 03/25/2033	3,672,618	0.1
23,595,445(5)	Fannie Mae 2016-82 SD, 5.902%, (-1.000*US0001M + 6.050%), 11/25/2046	5,337,863	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,859,319	Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	$4,033,802	0.1
14,166,843(5)	Fannie Mae 2018-86 US, 6.442%, (-1.000*US0001M + 6.590%), 09/25/2040	3,550,127	0.1
4,895,311	Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.148%, (US0001M + 4.000%), 05/25/2025	5,002,165	0.1
99,473	Fannie Mae Connecticut Avenue Securities 2015-C02 2M2, 4.148%, (US0001M + 4.000%), 05/25/2025	101,411	0.0
691,949	Fannie Mae Connecticut Avenue Securities 2015-C03 2M2, 5.148%, (US0001M + 5.000%), 07/25/2025	704,767	0.0
7,249,027	Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 5.698%, (US0001M + 5.550%), 04/25/2028	7,654,245	0.1
2,266,984	Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 4.448%, (US0001M + 4.300%), 02/25/2025	2,320,150	0.0
391,026	Fannie Mae Connecticut Avenue Securities 2016-C01 2M2, 7.098%, (US0001M + 6.950%), 08/25/2028	416,636	0.0
12,623,728	Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 4.398%, (US0001M + 4.250%), 01/25/2029	13,190,468	0.1
2,520,073	Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 3.698%, (US0001M + 3.550%), 07/25/2029	2,603,456	0.0
12,376,502	Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.798%, (US0001M + 3.650%), 09/25/2029	12,711,409	0.1
4,700,818	Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.148%, (US0001M + 3.000%), 10/25/2029	4,773,303	0.1
9,408,519	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 2.998%, (US0001M + 2.850%), 11/25/2029	9,511,339	0.1
8,408,630	Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 2.798%, (US0001M + 2.650%), 02/25/2030	8,465,728	0.1
5,836,158	Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.648%, (US0001M + 2.500%), 05/25/2030	5,858,177	0.1
7,882,041	Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.948%, (US0001M + 2.800%), 02/25/2030	7,976,922	0.1
9,277,042	Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.148%, (US0001M + 2.000%), 03/25/2031	9,253,577	0.1
8,898,764	Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.248%, (US0001M + 2.100%), 03/25/2031	8,825,310	0.1
14,590,983	Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 2.398%, (US0001M + 2.250%), 07/25/2030	14,579,071	0.2
3,263,083(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.448%, (US0001M + 2.300%), 08/25/2031	3,271,682	0.0
2,728,368(1)	Fannie Mae Connecticut Avenue Securities 2019-R04 2M2, 2.248%, (US0001M + 2.100%), 06/25/2039	2,732,110	0.0
8,376,682(1)	Fannie Mae Connecticut Avenue Securities 2019-RO3 1M2, 2.298%, (US0001M + 2.150%), 09/25/2031	8,398,862	0.1
10,264,425(1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 2.548%, (US0001M + 2.400%), 04/25/2031	10,297,123	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
9,555,516(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 2.598%, (US0001M + 2.450%), 07/25/2031	$9,588,968	0.1
1,000,000(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R05 1B1, 4.248%, (US0001M + 4.100%), 07/25/2039	1,010,870	0.0
7,853,072(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R06 2M2, 2.248%, (US0001M + 2.100%), 09/25/2039	7,870,371	0.1
3,300,000(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.198%, (US0001M + 2.050%), 01/25/2040	3,299,854	0.0
500,000(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 3.798%, (US0001M + 3.650%), 02/25/2040	506,298	0.0
5,632,576	Fannie Mae Connecticut Avenue Securities, 5.848%, (US0001M + 5.700%), 04/25/2028	6,036,139	0.1
10,587	Fannie Mae Grantor Trust 1998-T2 A6, 0.028%, (US0001M + 0.550%), 01/25/2032	10,720	0.0
6,438(5)	Fannie Mae Interest Strip Series 104 2, 9.500%, 10/25/2021	131	0.0
272,636(5)	Fannie Mae Interest Strip Series 418 20, 3.000%, 05/25/2043	25,611	0.0
1,040,500(5)	Fannie Mae Interest Strip Series 418 59, 3.000%, 08/25/2028	64,486	0.0
121,212	Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	136,271	0.0
95,549(5)	Fannie Mae REMIC Trust 1999-6 SE, 7.533%, (-1.000*US0001M + 7.685%), 02/17/2029	6,534	0.0
1,027,243	Fannie Mae REMIC Trust 2003-105 AZ, 5.500%, 10/25/2033	1,192,208	0.0
364,094	Fannie Mae REMIC Trust 2003-45 FJ, 1.655%, (US0001M + 1.500%), 06/25/2033	381,480	0.0
1,300,852(5)	Fannie Mae REMIC Trust 2003-66 SA, 7.502%, (-1.000*US0001M + 7.650%), 07/25/2033	341,623	0.0
244,687(5)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	50,146	0.0
624,223	Fannie Mae REMIC Trust 2003-84 PZ, 5.000%, 09/25/2033	717,385	0.0
951,237	Fannie Mae REMIC Trust 2004-50 VZ, 5.500%, 07/25/2034	1,088,652	0.0
20,152	Fannie Mae REMIC Trust 2004-56 FE, 0.598%, (US0001M + 0.450%), 10/25/2033	20,245	0.0
500,147	Fannie Mae REMIC Trust 2004-7 Z, 5.500%, 02/25/2034	567,911	0.0
990,835	Fannie Mae REMIC Trust 2004-75 ZG, 4.500%, 10/25/2034	1,097,472	0.0
2,598,182	Fannie Mae REMIC Trust 2005-25 Z, 5.000%, 04/25/2035	2,958,912	0.0
128,000	Fannie Mae REMIC Trust 2006-104 ES, 32.710%, (-5.000*US0001M + 33.450%), 11/25/2036	256,983	0.0
2,234,391(5)	Fannie Mae REMIC Trust 2006-12 SD, 6.602%, (-1.000*US0001M + 6.750%), 10/25/2035	463,052	0.0
744,650(5)	Fannie Mae REMIC Trust 2006-123 UI, 6.592%, (-1.000*US0001M + 6.740%), 01/25/2037	188,023	0.0
165,058(5)	Fannie Mae REMIC Trust 2006-72 HS, 6.552%, (-1.000*US0001M + 6.700%), 08/25/2026	21,419	0.0
21,684	Fannie Mae REMIC Trust 2007-10 Z, 6.000%, 02/25/2037	25,119	0.0
3,931,648(5)	Fannie Mae REMIC Trust 2007-91 AS, 6.252%, (-1.000*US0001M + 6.400%), 10/25/2037	1,011,981	0.0
1,606,727	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	1,811,282	0.0
7,665,401(3)	Fannie Mae REMIC Trust 2009-50 HZ, 5.541%, 02/25/2049	8,777,023	0.1
1,878,590(5)	Fannie Mae REMIC Trust 2009-90 TS, 6.002%, (-1.000*US0001M + 6.150%), 11/25/2039	366,828	0.0
1,786,788(5)	Fannie Mae REMIC Trust 2010-118 GS, 5.802%, (-1.000*US0001M + 5.950%), 10/25/2039	114,802	0.0
4,617,859(5)	Fannie Mae REMIC Trust 2010-123 SL, 5.922%, (-1.000*US0001M + 6.070%), 11/25/2040	930,409	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,502,744(5)	Fannie Mae REMIC Trust 2010-41 SB, 6.252%, (-1.000*US0001M + 6.400%), 05/25/2040	$1,183,902	0.0
1,558,953(5)	Fannie Mae REMIC Trust 2010-43 VS, 6.302%, (-1.000*US0001M + 6.450%), 05/25/2040	336,377	0.0
10,897,954	Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	12,393,995	0.1
1,442,892(5)	Fannie Mae REMIC Trust 2011-102 SA, 6.452%, (-1.000*US0001M + 6.600%), 10/25/2041	270,134	0.0
2,891,297	Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	3,149,436	0.0
2,523,840(5)	Fannie Mae REMIC Trust 2011-93 GS, 6.402%, (-1.000*US0001M + 6.550%), 04/25/2039	655,405	0.0
218,604(5)	Fannie Mae REMIC Trust 2012-103 IT, 4.000%, 04/25/2041	1,314	0.0
5,916,611(5)	Fannie Mae REMIC Trust 2012-122 SB, 6.002%, (-1.000*US0001M + 6.150%), 11/25/2042	1,138,392	0.0
2,978,308(5)	Fannie Mae REMIC Trust 2012-128 LI, 3.500%, 06/25/2042	251,581	0.0
6,229,943(5)	Fannie Mae REMIC Trust 2012-133 AS, 6.052%, (-1.000*US0001M + 6.200%), 10/25/2042	1,206,330	0.0
940,453(5)	Fannie Mae REMIC Trust 2012-149 GI, 3.500%, 06/25/2042	102,805	0.0
3,235,770(5)	Fannie Mae REMIC Trust 2012-15 SP, 6.472%, (-1.000*US0001M + 6.620%), 06/25/2040	226,872	0.0
2,072,282(5)	Fannie Mae REMIC Trust 2012-24 HS, 6.402%, (-1.000*US0001M + 6.550%), 09/25/2040	228,319	0.0
3,939,361(5)	Fannie Mae REMIC Trust 2012-30 QS, 6.452%, (-1.000*US0001M + 6.600%), 04/25/2031	342,354	0.0
1,173,296(5)	Fannie Mae REMIC Trust 2012-68 YS, 6.552%, (-1.000*US0001M + 6.700%), 07/25/2042	236,769	0.0
2,152,840(5)	Fannie Mae REMIC Trust 2013-26 JS, 6.052%, (-1.000*US0001M + 6.200%), 10/25/2032	328,371	0.0
7,609,344(5)	Fannie Mae REMIC Trust 2013-60 DS, 6.052%, (-1.000*US0001M + 6.200%), 06/25/2033	1,420,944	0.0
6,842,748(5)	Fannie Mae REMIC Trust 2013-9 SM, 6.102%, (-1.000*US0001M + 6.250%), 02/25/2033	1,339,763	0.0
3,673,188(5)	Fannie Mae REMIC Trust 2014-17 DS, 6.052%, (-1.000*US0001M + 6.200%), 02/25/2043	393,613	0.0
2,187,057(5)	Fannie Mae REMIC Trust 2014-28 BS, 6.052%, (-1.000*US0001M + 6.200%), 08/25/2043	345,219	0.0
3,019,000	Fannie Mae REMIC Trust 2015-17 MK, 2.500%, 12/25/2041	3,283,333	0.0
45,720,581(5)	Fannie Mae REMIC Trust 2015-79 SA, 6.102%, (-1.000*US0001M + 6.250%), 11/25/2045	9,981,425	0.1
18,418,097(5)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	3,997,690	0.1
31,890,120(5)	Fannie Mae REMICS 16-60 SB, 5.952%, (-1.000*US0001M + 6.100%), 09/25/2046	6,853,471	0.1
121,822(5)	Fannie Mae REMICS 1997-18 SG, 7.948%, (-1.000*US0001M + 8.100%), 03/17/2027	14,353	0.0
65,152(5)	Fannie Mae REMICS 1997-91 FC, 0.000%, (US0001M + (8.500)%), 11/25/2023	20	0.0
298(5)	Fannie Mae REMICS 1999-57 SC, 9.598%, (-1.000*US0001M + 9.750%), 11/17/2029	7	0.0
69(5)	Fannie Mae REMICS 2000-38 SK, 9.048%, (-1.000*US0001M + 9.200%), 10/17/2030	1	0.0
279,771(5)	Fannie Mae REMICS 2001-72 SC, 1.000%, (-1.000*US0001M + 8.500%), 12/25/2031	10,199	0.0
91,834(5)	Fannie Mae REMICS 2001-8 SK, 8.592%, (-1.000*US0001M + 8.750%), 03/18/2031	13,383	0.0
2(5)	Fannie Mae REMICS 2001-8 SO, 9.648%, (-1.000*US0001M + 9.800%), 02/20/2031	0	–
580,620(5)	Fannie Mae REMICS 2003-49 SW, 6.852%, (-1.000*US0001M + 7.000%), 01/25/2033	123,936	0.0
4,813,751(5)	Fannie Mae REMICS 2004-54 SN, 6.902%, (-1.000*US0001M + 7.050%), 07/25/2034	1,116,405	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,221,322(5)	Fannie Mae REMICS 2005-75 SP, 6.602%, (-1.000*US0001M + 6.750%), 08/25/2035	$223,718	0.0
2,535,023(5)	Fannie Mae REMICS 2006-56 SM, 6.602%, (-1.000*US0001M + 6.750%), 07/25/2036	525,449	0.0
461,314(5)	Fannie Mae REMICS 2007-21 SB, 6.252%, (-1.000*US0001M + 6.400%), 03/25/2037	54,746	0.0
1,331,529(5)	Fannie Mae REMICS 2007-52 NS, 6.302%, (-1.000*US0001M + 6.450%), 06/25/2037	288,803	0.0
1,455,626(5)	Fannie Mae REMICS 2007-85 SM, 6.312%, (-1.000*US0001M + 6.460%), 09/25/2037	317,805	0.0
534,503	Fannie Mae REMICS 2008-16 Z, 5.500%, 03/25/2038	611,518	0.0
60(5)	Fannie Mae REMICS 2010-112 SG, 6.212%, (-1.000*US0001M + 6.360%), 06/25/2021	1	0.0
7,817,667(5)	Fannie Mae REMICS 2010-150 SJ, 6.332%, (-1.000*US0001M + 6.480%), 01/25/2041	1,985,519	0.0
1,308,075(5)	Fannie Mae REMICS 2010-35 CS, 6.302%, (-1.000*US0001M + 6.450%), 04/25/2050	236,999	0.0
1,607,057	Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	1,824,255	0.0
6,166,562	Fannie Mae REMICS 2011-101 DB, 4.000%, 10/25/2041	7,142,983	0.1
688,816	Fannie Mae REMICS 2011-116 ZA, 3.500%, 11/25/2041	759,573	0.0
127,236	Fannie Mae REMICS 2011-127 UY, 3.500%, 12/25/2041	135,671	0.0
10,204,212(5)	Fannie Mae REMICS 2011-47 GS, 5.782%, (-1.000*US0001M + 5.930%), 06/25/2041	1,987,171	0.0
2,267,385	Fannie Mae REMICS 2011-8 ZA, 4.000%, 02/25/2041	2,456,628	0.0
3,729,333(5)	Fannie Mae REMICS 2012-111 SL, 5.952%, (-1.000*US0001M + 6.100%), 05/25/2041	652,033	0.0
6,057,255	Fannie Mae REMICS 2012-111 ZK, 3.500%, 10/25/2042	6,686,950	0.1
8,176,494(5)	Fannie Mae REMICS 2012-120 WI, 3.000%, 11/25/2027	537,436	0.0
2,773,567	Fannie Mae REMICS 2012-134 KV, 3.000%, 07/25/2031	2,852,625	0.0
10,376,870	Fannie Mae REMICS 2012-17 QZ, 4.000%, 03/25/2042	11,432,177	0.1
5,815,272	Fannie Mae REMICS 2012-2 HE, 4.000%, 02/25/2042	6,556,980	0.1
1,606,242	Fannie Mae REMICS 2012-30 AB, 4.000%, 04/25/2042	1,796,411	0.0
2,492,017	Fannie Mae REMICS 2012-33 BW, 4.000%, 04/25/2042	2,795,190	0.0
822,010	Fannie Mae REMICS 2012-44 KW, 3.500%, 05/25/2032	865,242	0.0
3,935,193	Fannie Mae REMICS 2012-55 PC, 3.500%, 05/25/2042	4,299,731	0.1
500,000	Fannie Mae REMICS 2012-80 MY, 3.250%, 08/25/2042	565,511	0.0
2,700,000	Fannie Mae REMICS 2013-111 BA, 3.000%, 11/25/2033	2,975,547	0.0
1,403,000	Fannie Mae REMICS 2013-13 BE, 4.000%, 03/25/2043	1,757,012	0.0
942,122	Fannie Mae REMICS 2013-16 GD, 3.000%, 03/25/2033	974,005	0.0
7,918,345(5)	Fannie Mae REMICS 2013-40 LS, 6.002%, (-1.000*US0001M + 6.150%), 05/25/2043	1,545,063	0.0
8,914,106(5)	Fannie Mae REMICS 2013-70 BI, 3.000%, 07/25/2033	913,934	0.0
10,619,357(5)	Fannie Mae REMICS 2014-15 SB, 6.502%, (-1.000*US0001M + 6.650%), 04/25/2044	2,750,408	0.0
4,814,673(5)	Fannie Mae REMICS 2014-20 HI, 4.000%, 01/25/2040	62,374	0.0
970,000	Fannie Mae REMICS 2014-61 PY, 3.500%, 10/25/2044	1,108,939	0.0
16,967,506	Fannie Mae REMICS 2015-20 EZ, 3.500%, 04/25/2045	18,968,528	0.2
7,774,613(5)	Fannie Mae REMICS 2015-56 IC, 6.000%, 08/25/2045	1,449,332	0.0
2,000,000	Fannie Mae REMICS 2015-67 AV, 3.500%, 01/25/2036	2,267,273	0.0
5,000,000	Fannie Mae REMICS 2015-67 QV, 3.000%, 12/25/2040	5,282,004	0.1
3,278,856(5)	Fannie Mae REMICS 2015-76 PI, 6.000%, 09/25/2045	534,977	0.0
8,233,030(5)	Fannie Mae REMICS 2016-52 MI, 4.000%, 12/25/2045	1,269,649	0.0
683,106	Fannie Mae REMICS 2016-9 D, 3.000%, 03/25/2046	733,774	0.0
8,189,895	Fannie Mae REMICS 2017-54 D, 3.000%, 07/25/2047	8,700,739	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
44,021,735(5)	Fannie Mae REMICS 2018-15 SC, 6.152%, (-1.000*US0001M + 6.300%), 03/25/2048	$9,692,085	0.1
3,018,552	Fannie Mae REMICS 2018-38 LA, 3.000%, 06/25/2048	3,173,371	0.0
22,416,612	Fannie Mae REMICS 2018-73 AB, 3.000%, 10/25/2048	24,106,426	0.3
3,296,480	Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	3,477,061	0.1
56,727,318(5)	Fannie Mae REMICS 2018-82 SA, 6.052%, (-1.000*US0001M + 6.200%), 11/25/2048	12,309,749	0.1
55,776,957(5)	Fannie Mae REMICS 2018-86 SM, 6.052%, (-1.000*US0001M + 6.200%), 12/25/2048	11,747,659	0.1
50,389,403(5)	Fannie Mae REMICS 2018-91 SB, 5.952%, (-1.000*US0001M + 6.100%), 12/25/2058	12,020,574	0.1
16,072,257(5)	Fannie Mae REMICS 2019-21 AI, 5.000%, 05/25/2059	3,380,251	0.0
16,931,364(5)	Fannie Mae REMICS 2019-30 SB, 5.952%, (-1.000*US0001M + 6.100%), 07/25/2049	3,580,017	0.1
15,850,153(5)	Fannie Mae REMICS 2019-39 SA, 5.952%, (-1.000*US0001M + 6.100%), 08/25/2049	3,209,146	0.0
90,624,401(5)	Fannie Mae REMICS 2019-41 S, 5.852%, (-1.000*US0001M + 6.000%), 08/25/2059	17,544,168	0.2
10,501,691(5)	Fannie Mae REMICS 2019-47 SB, 5.952%, (-1.000*US0001M + 6.100%), 05/25/2040	2,052,768	0.0
–	Fannie Mae REMICS G-9 G, 509.000%, 04/25/2021	–	–
4,116	Fannie Mae REMICS G93-35 ZQ, 6.500%, 11/25/2023	4,333	0.0
3,192,784	Fannie Mae REMICS Trust 2010-53 JZ, 5.000%, 07/25/2040	3,496,663	0.1
30,120,610(5)	Fannie Mae Series 2013-44 DI, 3.000%, 05/25/2033	2,853,961	0.0
1,605,230(5)	Fannie Mae Series 2013-72 YS, 6.002%, (-1.000*US0001M + 6.150%), 07/25/2033	262,741	0.0
9,666,703(5)	Fannie Mae REMICS 2005-75 ES, 5.902%, (-1.000*US0001M + 6.050%), 09/25/2035	2,031,236	0.0
8,894,835(5)	Fannie Mae REMICS 2009-66 SP, 5.952%, (-1.000*US0001M + 6.100%), 09/25/2039	1,518,030	0.0
5,050,683(5)	Fannie Mae REMICS 2010-1 S, 6.102%, (-1.000*US0001M + 6.250%), 02/25/2040	1,159,474	0.0
5,655,398	Fannie Mae REMICS 2011-136 PZ, 4.000%, 01/25/2042	6,552,281	0.1
9,870,005	Fannie Mae REMICS 2012-94 LZ, 3.500%, 09/25/2042	10,922,741	0.1
25,599,612(5)	Fannie Mae REMICS 2015-86 BS, 5.552%, (-1.000*US0001M + 5.700%), 11/25/2045	4,667,337	0.1
5,963,263(5)	Fannie Mae REMICS 2016-104 BI, 6.000%, 01/25/2047	1,253,219	0.0
27,020,691(5)	Fannie Mae REMICS 2016-81 CS, 5.952%, (-1.000*US0001M + 6.100%), 11/25/2046	5,334,136	0.1
20,452,351(5)	Fannie Mae REMICS 2017-10 SA, 5.952%, (-1.000*US0001M + 6.100%), 03/25/2047	4,015,410	0.1
5,434,192	Fannie Mae REMICS 2017-41 MZ, 4.000%, 06/25/2057	6,612,797	0.1
12,837,379(5)	Fannie Mae REMICS 2018-86 AS, 6.052%, (-1.000*US0001M + 6.200%), 12/25/2048	2,629,817	0.0
38,039,944(5)	Fannie Mae REMICS 2020-35 IO, 5.000%, 06/25/2050	6,609,916	0.1
27,804,584(5)	Fannie Mae REMICS 2020-44 DI, 2.500%, 07/25/2050	3,618,772	0.1
21,385,474(5)	Fannie Mae REMICS 2020-44 EI, 3.500%, 09/25/2042	2,503,711	0.0
137,930 (5)	FHLMC-GNMA 20 S, 8.752%, (-1.000*US0001M + 8.900%), 10/25/2023	12,284	0.0
651,249	First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A11, 6.000%, 02/25/2037	434,344	0.0
1,782,202(1),(3)	First Republic Mortgage Trust 2020-1 B1, 2.889%, 04/25/2050	1,728,123	0.0
1,091,287(1),(3)	First Republic Mortgage Trust 2020-1 B2, 2.889%, 04/25/2050	1,006,984	0.0
1,874,191(1),(3)	Flagstar Mortgage Trust 2018-1 B1, 4.013%, 03/25/2048	1,967,368	0.0
2,197,489(1),(3)	Flagstar Mortgage Trust 2018-1 B2, 4.013%, 03/25/2048	2,316,039	0.0
2,443,945(1),(3)	Flagstar Mortgage Trust 2018-1 B3, 4.013%, 03/25/2048	2,526,147	0.0
1,249,668(1),(3)	Flagstar Mortgage Trust 2018-2 B2, 4.049%, 04/25/2048	1,332,207	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,386,847(1),(3)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	$2,468,492	0.0
970,397(1),(3)	Flagstar Mortgage Trust 2018-4 B3, 4.287%, 07/25/2048	992,037	0.0
1,794,412(1),(3)	Flagstar Mortgage Trust 2018-5 B3, 4.541%, 09/25/2048	1,833,879	0.0
1,491,056(1),(3)	Flagstar Mortgage Trust 2019-2 B1, 4.120%, 12/25/2049	1,590,492	0.0
1,446,021(1),(3)	Flagstar Mortgage Trust 2019-2 B2, 4.120%, 12/25/2049	1,531,145	0.0
2,450,135(1),(3)	Flagstar Mortgage Trust 2020-1NV B2A, 4.324%, 03/25/2050	2,606,470	0.0
2,704,579(1),(3)	Flagstar Mortgage Trust 2020-2 A4, 3.000%, 12/25/2049	2,756,207	0.0
3,834,996(1),(3)	Flagstar Mortgage Trust 2018-3INV B2, 4.497%, 05/25/2048	4,158,971	0.1
2,995,593(1),(3)	Flagstar Mortgage Trust 2018-6RR B3, 4.996%, 10/25/2048	3,251,627	0.0
2,024,196(1),(3)	Flagstar Mortgage Trust 2020-1NV B1A, 4.324%, 03/25/2050	2,177,656	0.0
20,710,991	Freddie Mac 326 350, 3.500%, 03/15/2044	22,567,510	0.2
9,178,299(5)	Freddie Mac 3510 AS, 6.251%, (-1.000*US0001M + 6.410%), 04/15/2037	2,157,486	0.0
6,156,644(5)	Freddie Mac 4191 SA, 6.041%, (-1.000*US0001M + 6.200%), 03/15/2043	1,183,397	0.0
4,394,251	Freddie Mac 4316 XZ, 4.500%, 03/15/2044	5,522,441	0.1
2,710,914	Freddie Mac 4800 KG, 3.500%, 11/15/2045	2,766,402	0.0
699,438	Freddie Mac Reference Series R007 ZA, 6.000%, 05/15/2036	831,056	0.0
328,878	Freddie Mac Reference Series R008 ZA, 6.000%, 07/15/2036	381,689	0.0
97,854	Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	110,983	0.0
85,773	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	96,244	0.0
587,186	Freddie Mac REMIC Trust 2143 ZB, 6.000%, 04/15/2029	672,988	0.0
72,492	Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/2022	74,634	0.0
251,551	Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	290,889	0.0
95,530(5)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	19,584	0.0
623,946	Freddie Mac REMIC Trust 2845 QH, 5.000%, 08/15/2034	712,983	0.0
124,106	Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	146,545	0.0
146,248(5)	Freddie Mac REMIC Trust 2866 GS, 6.441%, (-1.000*US0001M + 6.600%), 09/15/2034	1,398	0.0
114,804(5)	Freddie Mac REMIC Trust 2883 SD, 6.541%, (-1.000*US0001M + 6.700%), 10/15/2034	2,250	0.0
189,796	Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	216,736	0.0
273,530	Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	312,739	0.0
5,692,607(5)	Freddie Mac REMIC Trust 3045 DI, 6.571%, (-1.000*US0001M + 6.730%), 10/15/2035	1,302,800	0.0
989,663	Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	1,143,759	0.0
1,114,628(5)	Freddie Mac REMIC Trust 3171 PS, 6.326%, (-1.000*US0001M + 6.485%), 06/15/2036	236,979	0.0
5,817,360(5)	Freddie Mac REMIC Trust 3199 S, 6.291%, (-1.000*US0001M + 6.450%), 08/15/2036	1,381,106	0.0
477,540	Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	558,628	0.0
170,238	Freddie Mac REMIC Trust 3394 ZY, 6.000%, 11/15/2037	198,274	0.0
261,913(3)	Freddie Mac REMIC Trust 3524 LA, 5.148%, 03/15/2033	297,569	0.0
27,997	Freddie Mac REMIC Trust 3556 NT, 3.259%, (US0001M + 3.100%), 03/15/2038	28,477	0.0
5,446,168	Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	6,345,686	0.1
490,957	Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	576,592	0.0
362,226	Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	413,298	0.0
519,754	Freddie Mac REMIC Trust 3753 DC, 3.500%, 09/15/2039	531,835	0.0
1,341,143(5)	Freddie Mac REMIC Trust 3856 KS, 6.391%, (-1.000*US0001M + 6.550%), 05/15/2041	258,025	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
864,472(5)	Freddie Mac REMIC Trust 3925 SD, 5.891%, (-1.000*US0001M + 6.050%), 07/15/2040	$88,042	0.0
5,198,036(5)	Freddie Mac REMIC Trust 3925 SL, 5.891%, (-1.000*US0001M + 6.050%), 01/15/2041	513,612	0.0
276,465	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	309,920	0.0
971,536(5)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	44,956	0.0
1,453,947(5)	Freddie Mac REMIC Trust 4088 CS, 5.841%, (-1.000*US0001M + 6.000%), 08/15/2042	272,932	0.0
6,459,338(5)	Freddie Mac REMIC Trust 4161 WI, 3.000%, 02/15/2033	679,002	0.0
3,152,718(5)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	468,807	0.0
3,254,896	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	3,544,572	0.1
1,384,916	Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	1,580,559	0.0
1,444,494(5)	Freddie Mac REMIC Trust 4293 KI, 4.500%, 08/15/2043	176,693	0.0
5,122,116	Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	5,954,677	0.1
6,875,442	Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	8,056,044	0.1
1,916,000	Freddie Mac REMIC Trust 4370 AD, 3.000%, 08/15/2040	1,976,176	0.0
5,167,765(5)	Freddie Mac REMIC Trust 4386 LS, 5.941%, (-1.000*US0001M + 6.100%), 09/15/2044	990,425	0.0
12	Freddie Mac REMICS 1094 L, 1141.844%, 06/15/2021	27	0.0
2	Freddie Mac REMICS 1159 D, 1145.070%, 11/15/2021	7	0.0
3	Freddie Mac REMICS 1278 L, 1127.368%, 05/15/2022	7	0.0
108(5)	Freddie Mac REMICS 1368 S, 9.341%, (-1.000*US0001M + 9.500%), 08/15/2022	1	0.0
41,380(5)	Freddie Mac REMICS 2074 S, 8.548%, (-1.000*US0001M + 8.700%), 07/17/2028	3,336	0.0
31,868(5)	Freddie Mac REMICS 2232 SA, 8.448%, (-1.000*US0001M + 8.600%), 05/17/2030	2,001	0.0
17,785(5)	Freddie Mac REMICS 2301 SP, 9.091%, (-1.000*US0001M + 9.250%), 04/15/2031	2,364	0.0
1,174,459(5)	Freddie Mac REMICS 2953 LS, 6.541%, (-1.000*US0001M + 6.700%), 12/15/2034	60,736	0.0
1,317,636(5)	Freddie Mac REMICS 2993 GS, 5.991%, (-1.000*US0001M + 6.150%), 06/15/2025	106,271	0.0
859,403(5)	Freddie Mac REMICS 3006 SI, 6.581%, (-1.000*US0001M + 6.740%), 07/15/2035	174,637	0.0
876,151(5)	Freddie Mac REMICS 3006 YI, 6.581%, (-1.000*US0001M + 6.740%), 07/15/2035	208,554	0.0
5,625,487(5)	Freddie Mac REMICS 3213 JS, 7.041%, (-1.000*US0001M + 7.200%), 09/15/2036	1,522,931	0.0
1,264,248(5)	Freddie Mac REMICS 3375 QI, 0.600%, (-10.000*US0001M + 64.600%), 10/15/2037	32,500	0.0
4,251,331	Freddie Mac REMICS 3736 ZP, 4.000%, 10/15/2040	4,666,756	0.1
3,309,364	Freddie Mac REMICS 3740 KE, 4.000%, 10/15/2040	3,627,957	0.1
22,020,166	Freddie Mac REMICS 3753 KZ, 4.500%, 11/15/2040	25,156,476	0.3
6,413,392	Freddie Mac REMICS 3775 GZ, 4.500%, 12/15/2040	6,964,727	0.1
1,900,000	Freddie Mac REMICS 3820 NC, 4.500%, 03/15/2041	2,232,151	0.0
735,980	Freddie Mac REMICS 3843 JZ, 5.100%, 04/15/2041	929,089	0.0
500,000	Freddie Mac REMICS 3848 WX, 5.000%, 04/15/2041	586,592	0.0
2,650,000	Freddie Mac REMICS 3890 ME, 5.000%, 07/15/2041	3,259,202	0.0
3,981,400	Freddie Mac REMICS 3893 PU, 4.000%, 07/15/2041	4,460,157	0.1
7,000,000	Freddie Mac REMICS 3919 BY, 4.000%, 09/15/2041	7,800,715	0.1
9,628,202	Freddie Mac REMICS 3919 ZB, 4.000%, 09/15/2041	10,945,840	0.1
3,790,000	Freddie Mac REMICS 3923 GY, 4.000%, 09/15/2041	4,424,744	0.1
2,860,676	Freddie Mac REMICS 3934 CB, 4.000%, 10/15/2041	3,188,289	0.0
420,000	Freddie Mac REMICS 3934 KB, 5.000%, 10/15/2041	499,355	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,500,000	Freddie Mac REMICS 3997 PB, 4.000%, 02/15/2042	$1,677,349	0.0
2,829,564	Freddie Mac REMICS 4000 ZT, 3.500%, 01/15/2042	3,206,127	0.0
6,243,368(5)	Freddie Mac REMICS 4057 SN, 6.491%, (-1.000*US0001M + 6.650%), 12/15/2041	1,001,652	0.0
3,230,173	Freddie Mac REMICS 4057 ZB, 3.500%, 06/15/2042	3,594,568	0.1
15,254,424	Freddie Mac REMICS 4084 TZ, 4.000%, 07/15/2042	17,212,972	0.2
2,427,508(5)	Freddie Mac REMICS 4090 SN, 6.541%, (-1.000*US0001M + 6.700%), 08/15/2032	526,078	0.0
1,227,887	Freddie Mac REMICS 4100 JA, 3.500%, 10/15/2041	1,308,955	0.0
2,128,000	Freddie Mac REMICS 4193 BP, 4.000%, 04/15/2043	2,654,106	0.0
10,599,934	Freddie Mac REMICS 4199 BZ, 3.500%, 05/15/2043	12,160,323	0.1
310,000	Freddie Mac REMICS 4235 QD, 3.000%, 08/15/2033	342,237	0.0
40,116,510(5)	Freddie Mac REMICS 4301 SD, 5.941%, (-1.000*US0001M + 6.100%), 07/15/2037	8,046,505	0.1
6,437,792	Freddie Mac REMICS 4310 BZ, 4.000%, 02/15/2044	7,253,832	0.1
3,102,000	Freddie Mac REMICS 4401 BL, 3.500%, 10/15/2034	3,488,513	0.1
21,438,198(5)	Freddie Mac REMICS 4461 AS, 5.441%, (-1.000*US0001M + 5.600%), 04/15/2045	4,245,205	0.1
3,124,000	Freddie Mac REMICS 4492 VB, 3.500%, 05/15/2035	3,533,117	0.1
559,823	Freddie Mac REMICS 4500 HC, 3.000%, 11/15/2042	573,964	0.0
2,913,000	Freddie Mac REMICS 4505 PB, 3.000%, 08/15/2045	3,211,509	0.0
21,992,429(5)	Freddie Mac REMICS 4574 ST, 5.841%, (-1.000*US0001M + 6.000%), 04/15/2046	4,157,299	0.1
7,676,622	Freddie Mac REMICS 4608 JV, 3.500%, 01/15/2055	8,294,633	0.1
216,082	Freddie Mac REMICS 4673 WA, 3.500%, 09/15/2043	217,679	0.0
33,122,728	Freddie Mac REMICS 4771 HZ, 3.500%, 03/15/2048	36,777,424	0 .4
2,457,000	Freddie Mac REMICS 4772 VG, 4.500%, 08/15/2036	2,722,766	0.0
1,266,077	Freddie Mac REMICS 4787 PY, 4.000%, 05/15/2048	1,346,523	0.0
13,474,764	Freddie Mac REMICS 4795 D, 5.000%, 05/15/2048	15,735,382	0.2
1,632,872	Freddie Mac REMICS 4904 HB, 3.000%, 08/25/2049	1,800,438	0.0
606,535	Freddie Mac REMICS 4914 DB, 3.000%, 09/25/2049	665,121	0.0
11,981,407	Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	13,679,584	0.1
3,091,163(1)	Freddie Mac STACR 2019-HQA3 M2, 1.998%, (US0001M + 1.850%), 09/27/2049	3,063,511	0.0
9,350,000(1)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 1.998%, (US0001M + 1.850%), 02/25/2050	9,343,539	0.1
4,500,000(1)	Freddie Mac STACR REMIC Trust 2020-DNA3 M2, 3.148%, (US0001M + 3.000%), 06/25/2050	4,541,030	0.1
10,600,000(1)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 2.048%, (US0001M + 1.900%), 01/25/2050	10,606,236	0.1
7,700,000(1)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 3.248%, (US0001M + 3.100%), 03/25/2050	7,802,867	0.1
13,300,000(1)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 3.748%, (US0001M + 3.600%), 07/25/2050	13,458,529	0.1
8,900,000(1)	Freddie Mac STACR Trust 2018-DNA3 M2, 2.248%, (US0001M + 2.100%), 09/25/2048	8,831,466	0.1
11,487,597(1)	Freddie Mac STACR Trust 2019-DNA3 M2, 2.198%, (US0001M + 2.050%), 07/25/2049	11,470,340	0.1
5,377,394	Freddie Mac Strips 277 30, 3.000%, 09/15/2042	5,689,924	0.1
5,708,922(5)	Freddie Mac Strips 303 C17, 3.500%, 01/15/2043	855,609	0.0
50,339,596(5)	Freddie Mac Strips Series 311 S1, 5.791%, (-1.000*US0001M + 5.950%), 08/15/2043	8,307,523	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,884,538	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 4.048%, (US0001M + 3.900%), 12/25/2027	$2,935,256	0.0
5,364,196	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 4.848%, (US0001M + 4.700%), 04/25/2028	5,606,967	0.1
233,464	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 3.948%, (US0001M + 3.800%), 03/25/2025	233,851	0.0
9,543,484	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 5.700%, (US0001M + 5.550%), 07/25/2028	9,999,113	0.1
6,274,850	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA2 M3, 5.298%, (US0001M + 5.150%), 11/25/2028	6,532,012	0.1
750,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 3.998%, (US0001M + 3.850%), 03/25/2029	780,677	0.0
8,930,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 2.648%, (US0001M + 2.500%), 03/25/2030	9,092,495	0.1
11,412,425	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 2.798%, (US0001M + 2.650%), 12/25/2029	11,543,768	0.1
10,181,527	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 2.498%, (US0001M + 2.350%), 04/25/2030	10,373,275	0.1
7,959,278	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 1.948%, (US0001M + 1.800%), 07/25/2030	7,918,250	0.1
1,420,629	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.448%, (US0001M + 2.300%), 09/25/2030	1,421,712	0.0
9,354,622(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA1 M2, 2.798%, (US0001M + 2.650%), 01/25/2049	9,373,753	0.1
8,508,068(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 2.198%, (US0001M + 2.050%), 04/25/2049	8,423,716	0.1
994,083(3)	Freddie Mac Structured Pass Through Certificates T-48 1A, 4.778%, 07/25/2033	1,112,652	0.0
11,393,238(5)	Freddie Mac REMICS 3346 SC, 6.391%, (-1.000*US0001M + 6.550%), 10/15/2033	2,470,078	0.0
8,892,611(5)	Freddie Mac REMICS 3629 CS, 6.191%, (-1.000*US0001M + 6.350%), 01/15/2040	2,199,335	0.0
20,556,989(5)	Freddie Mac REMICS 4407 CS, 6.041%, (-1.000*US0001M + 6.200%), 06/15/2044	2,991,519	0.0
31,966,093(5)	Freddie Mac REMICS 4407 PS, 5.441%, (-1.000*US0001M + 5.600%), 06/15/2044	4,115,625	0.1
108,438,299(5)	Freddie Mac REMICS 4585 AS, 5.941%, (-1.000*US0001M + 6.100%), 05/15/2046	22,798,838	0.2
30,613,352(5)	Freddie Mac REMICS 4611 BS, 5.941%, (-1.000*US0001M + 6.100%), 06/15/2041	6,400,477	0.1
10,203,313	Freddie Mac REMICS 4664 KZ, 3.500%, 02/15/2047	11,176,420	0.1
6,519,963	Freddie Mac REMICS 4682 HZ, 3.500%, 04/15/2047	7,132,692	0.1
22,321,478	Freddie Mac REMICS 4776 AZ, 4.000%, 07/15/2047	24,750,468	0.3
59,036,911(5)	Freddie Mac REMICS 4879 DS, 5.941%, (-1.000*US0001M + 6.100%), 08/15/2034	11,647,652	0.1
17,262,690(5)	Freddie Mac REMICS 4906 SQ, 5.902%, (-1.000*US0001M + 6.050%), 09/25/2049	2,983,640	0.0
2,060,832	Freddie Mac REMICS 4941 CZ, 3.000%, 11/25/2049	2,209,588	0.0
92,640,879(5)	Freddie Mac REMICS 5014 HI, 4.000%, 09/25/2050	14,317,972	0.2
52,091,821(5)	Freddie Mac REMICS 5019 HI, 3.500%, 10/25/2050	7,483,521	0.1
41,770,670(5)	Freddie Mac REMICS 5045 BS, 6.118%, (-1.000*SOFR30A + 6.200%), 11/25/2050	7,722,194	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,153,320(1)	Freddie Mac Stacr Trust 2019-HQA1 M2, 2.498%, (US0001M + 2.350%), 02/25/2049	$6,161,455	0.1
38,557,380(5)	Freddie Mac Strips 365 C23, 3.500%, 10/15/2047	4,582,510	0.1
2,809,493(1),(3)	Galton Funding Mortgage Trust 2017-2 A21, 4.000%, 06/25/2059	2,893,416	0.0
3,543,799(1),(3)	Galton Funding Mortgage Trust 2018-1 B1, 3.800%, 11/25/2057	3,698,433	0.1
3,885,081(1),(3)	Galton Funding Mortgage Trust 2018-2 B2, 4.750%, 10/25/2058	4,092,465	0.1
2,500,000(1),(3)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	2,646,027	0.0
1,559,383(5)	Ginnie Mae 2005-37 SI, 5.998%, (-1.000*US0001M + 6.150%), 05/20/2035	335,232	0.0
1,626,329(5)	Ginnie Mae 2007-23 ST, 6.048%, (-1.000*US0001M + 6.200%), 04/20/2037	281,179	0.0
1,857,756(5)	Ginnie Mae 2007-40 SE, 6.598%, (-1.000*US0001M + 6.750%), 07/20/2037	448,455	0.0
1,311,694(5)	Ginnie Mae 2007-7 EI, 6.048%, (-1.000*US0001M + 6.200%), 02/20/2037	282,857	0.0
4,517,092(5)	Ginnie Mae 2010-11 SA, 6.267%, (-1.000*US0001M + 6.420%), 01/16/2040	1,036,347	0.0
1,976,721(5)	Ginnie Mae 2010-14 SB, 6.648%, (-1.000*US0001M + 6.800%), 11/20/2035	445,776	0.0
1,602,241(5)	Ginnie Mae 2010-99 IT, 5.000%, 08/16/2040	262,912	0.0
694,996	Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	688,849	0.0
2,286,069	Ginnie Mae 2015-3 ZD, 4.000%, 01/20/2045	2,782,854	0.0
45,160,681(5)	Ginnie Mae 2018-167 CS, 5.948%, (-1.000*US0001M + 6.100%), 12/20/2048	6,732,446	0.1
525,078(5)	Ginnie Mae Series 2005-7 AH, 6.617%, (-1.000*US0001M + 6.770%), 02/16/2035	109,670	0.0
10,157,213(5)	Ginnie Mae Series 2007-41 SL, 6.548%, (-1.000*US0001M + 6.700%), 07/20/2037	2,479,675	0.0
1,054,138(5)	Ginnie Mae Series 2008-2 SW, 6.398%, (-1.000*US0001M + 6.550%), 01/20/2038	280,686	0.0
626,576(5)	Ginnie Mae Series 2008-35 SN, 6.248%, (-1.000*US0001M + 6.400%), 04/20/2038	114,347	0.0
346,332(5)	Ginnie Mae Series 2008-40 PS, 6.347%, (-1.000*US0001M + 6.500%), 05/16/2038	71,745	0.0
889,692(5)	Ginnie Mae Series 2009-25 KS, 6.048%, (-1.000*US0001M + 6.200%), 04/20/2039	200,805	0.0
705,679	Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	799,682	0.0
723,677	Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	813,881	0.0
402,246(5)	Ginnie Mae Series 2009-33 SN, 6.148%, (-1.000*US0001M + 6.300%), 05/20/2039	4,274	0.0
12,637,891	Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	13,953,610	0.2
1,433,187	Ginnie Mae Series 2009-34 Z, 4.500%, 05/16/2039	1,602,648	0.0
28,535(5)	Ginnie Mae Series 2009-43 HS, 6.048%, (-1.000*US0001M + 6.200%), 06/20/2038	149	0.0
1,922,155	Ginnie Mae Series 2009-98 DA, 3.250%, 07/16/2039	2,038,902	0.0
3,964,170	Ginnie Mae Series 2010-108 WL, 4.000%, 04/16/2040	4,373,805	0.1
1,748,139(5)	Ginnie Mae Series 2010-116 NS, 6.497%, (-1.000*US0001M + 6.650%), 09/16/2040	344,338	0.0
5,007,048(5)	Ginnie Mae Series 2010-116 SK, 6.468%, (-1.000*US0001M + 6.620%), 08/20/2040	1,088,930	0.0
6,966,971(5)	Ginnie Mae Series 2010-149 HS, 5.947%, (-1.000*US0001M + 6.100%), 05/16/2040	822,061	0.0
480,000	Ginnie Mae Series 2010-164 MD, 4.000%, 12/20/2040	545,628	0.0
1,759,142(5)	Ginnie Mae Series 2010-168 BI, 5.000%, 04/20/2040	349,348	0.0
1,309,208(5)	Ginnie Mae Series 2010-68 MS, 5.698%, (-1.000*US0001M + 5.850%), 06/20/2040	250,563	0.0
2,745,798	Ginnie Mae Series 2011-52 PA, 4.250%, 02/16/2041	2,957,766	0.0
3,617,781(5)	Ginnie Mae Series 2011-72 SA, 5.197%, (-1.000*US0001M + 5.350%), 05/16/2041	626,420	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,370,817(5)	Ginnie Mae Series 2011-73 LS, 6.538%, (-1.000*US0001M + 6.690%), 08/20/2039	$229,839	0.0
782,852(5)	Ginnie Mae Series 2012-91 QI, 4.500%, 09/20/2041	59,705	0.0
1,388,000	Ginnie Mae Series 2013-116 KB, 3.500%, 12/20/2042	1,495,432	0.0
6,707,696(5)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	1,205,922	0.0
489,942	Ginnie Mae Series 2013-27 KA, 2.250%, 02/20/2043	510,485	0.0
1,344,262(5)	Ginnie Mae Series 2014-10 GI, 4.500%, 01/16/2029	84,521	0.0
4,331,170(5)	Ginnie Mae Series 2014-185 SB, 5.448%, (-1.000*US0001M + 5.600%), 12/20/2044	859,947	0.0
3,683,646(5)	Ginnie Mae Series 2014-3 QS, 5.998%, (-1.000*US0001M + 6.150%), 03/20/2043	563,748	0.0
7,325,353(5)	Ginnie Mae Series 2014-3 SU, 5.898%, (-1.000*US0001M + 6.050%), 07/20/2039	1,621,565	0.0
5,414,438(5)	Ginnie Mae Series 2014-56 SP, 6.047%, (-1.000*US0001M + 6.200%), 12/16/2039	827,044	0.0
10,079,427(5)	Ginnie Mae Series 2014-58 SG, 5.447%, (-1.000*US0001M + 5.600%), 04/16/2044	1,735,329	0.0
31,544,236(5)	Ginnie Mae Series 2015-110 MS, 5.558%, (-1.000*US0001M + 5.710%), 08/20/2045	5,502,034	0.1
1,962,842	Ginnie Mae Series 2015-27 PB, 3.000%, 08/20/2044	2,080,372	0.0
24,966,775(5)	Ginnie Mae Series 2016-160 GS, 5.948%, (-1.000*US0001M + 6.100%), 11/20/2046	5,420,030	0.1
1,306,716	Ginnie Mae Series 2016-44 JA, 3.500%, 03/20/2046	1,408,904	0.0
307,721	Ginnie Mae Series 2018-104 HZ, 3.500%, 08/20/2048	338,774	0.0
2,807,975	Ginnie Mae Series 2018-120 DE, 3.500%, 09/20/2048	2,978,669	0.0
184,129	Ginnie Mae Series 2018-122 GZ, 3.500%, 09/20/2048	216,390	0.0
3,784,898	Ginnie Mae Series 2018-126 A, 3.500%, 09/20/2048	4,026,254	0.1
183,127	Ginnie Mae Series 2018-147 KZ, 3.750%, 10/20/2048	215,744	0.0
176,532	Ginnie Mae Series 2019-100 JB, 3.000%, 08/20/2049	186,722	0.0
532,322	Ginnie Mae Series 2019-100 KB, 3.000%, 08/20/2049	561,665	0.0
1,349,931	Ginnie Mae Series 2019-100 MC, 3.000%, 08/20/2049	1,421,706	0.0
1,081,376	Ginnie Mae Series 2019-23 NG, 3.500%, 02/20/2049	1,199,653	0.0
71,326	Ginnie Mae Series 2019-54 AB, 3.000%, 04/20/2049	75,879	0.0
798,785	Ginnie Mae Series 2019-78 MB, 3.000%, 06/20/2049	894,288	0.0
416,445	Ginnie Mae Series 2019-89 KB, 3.000%, 07/20/2049	464,939	0.0
299,424	Ginnie Mae Series 2019-89 WB, 3.000%, 07/20/2049	313,224	0.0
9,237,134(5)	Ginnie Mae Series 2007-17 IC, 6.097%, (-1.000*US0001M + 6.250%), 04/16/2037	1,646,662	0.0
4,606,412(5)	Ginnie Mae Series 2013-111 SA, 6.548%, (-1.000*US0001M + 6.700%), 07/20/2043	968,743	0.0
27,350,818(5)	Ginnie Mae Series 2016-6 SB, 5.498%, (-1.000*US0001M + 5.650%), 01/20/2046	5,192,028	0.1
16,908,041(5)	Ginnie Mae Series 2017-101 SA, 6.048%, (-1.000*US0001M + 6.200%), 07/20/2047	2,927,350	0.0
26,732,156(5)	Ginnie Mae Series 2017-163 SH, 6.048%, (-1.000*US0001M + 6.200%), 11/20/2047	5,565,835	0.1
37,577,216(5)	Ginnie Mae Series 2019-159 SM, 5.898%, (-1.000*US0001M + 6.050%), 12/20/2049	7,935,819	0.1
35,367,112(5)	Ginnie Mae Series 2020-32 SG, 5.948%, (-1.000*US0001M + 6.100%), 03/20/2050	7,439,034	0.1
86,226,548(5)	Ginnie Mae Series 2020-46 BS, 3.198%, (-1.000*US0001M + 3.350%), 04/20/2050	6,364,140	0.1
1,261,765(1),(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/01/2050	1,288,480	0.0
2,023,631(1),(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/01/2050	2,094,896	0.0
2,100,000(1),(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/01/2050	2,196,907	0.0
2,834,453(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	2,875,137	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,919,191(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B3, 4.484%, 11/25/2049	$3,120,107	0.0
1,171,299(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 4.108%, 03/25/2050	1,280,215	0.0
5,151,340(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ2 A4, 3.500%, 07/25/2050	5,261,404	0.1
3,479,523(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ4 A4, 3.000%, 01/25/2051	3,564,885	0.1
1,643,404(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B2A, 3.465%, 10/25/2050	1,734,580	0.0
3,840,101(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ5 A4, 3.000%, 03/27/2051	3,933,310	0.1
3,600,000(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ6 A4, 2.500%, 12/25/2049	3,751,413	0.1
2,615	GSR Mortgage Loan Trust 2005-5F 8A1, 0.648%, (US0001M + 0.500%), 06/25/2035	2,460	0.0
174,820	GSR Mortgage Loan Trust 2007-1F 3A13, 6.000%, 01/25/2037	155,442	0.0
2,378,554	HarborView Mortgage Loan Trust 2007-5 A1A, 0.342%, (US0001M + 0.190%), 09/19/2037	2,255,479	0.0
117,673	HomeBanc Mortgage Trust 2004-1 2A, 1.008%, (US0001M + 0.860%), 08/25/2029	114,376	0.0
2,000,000	HomeBanc Mortgage Trust 2005-4 M1, 0.853%, (US0001M + 0.470%), 10/25/2035	2,026,145	0.0
1,831,312(1),(3)	Homeward Opportunities Fund I Trust 2019-2 A3, 3.007%, 09/25/2059	1,851,893	0.0
993,162	Impac CMB Trust Series 2005-1 M1, 0.838%, (US0001M + 0.690%), 04/25/2035	950,987	0.0
1,526,791	IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.568%, (US0001M + 0.420%), 04/25/2046	1,416,630	0.0
2,238,604	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 0.568%, (US0001M + 0.420%), 02/25/2046	1,807,632	0.0
1,750,000(1),(3)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	1,813,999	0.0
1,960,729(1),(3)	JP Morgan Mortgage Trust 2019-9 B2A, 3.513%, 05/25/2050	2,046,897	0.0
1,789,409(1),(3)	JP Morgan Mortgage Trust 2019-INV1 B3, 5.083%, 10/25/2049	1,902,656	0.0
4,716,317(1),(3)	JP Morgan Mortgage Trust 2020-1 A15, 3.500%, 06/25/2050	4,839,406	0.1
2,300,000(1),(3)	JP Morgan Mortgage Trust 2020-1 A7, 3.500%, 06/25/2050	2,383,087	0.0
1,283,077(1),(3)	JP Morgan Mortgage Trust 2020-1 B1, 3.888%, 06/25/2050	1,374,300	0.0
1,311,585(1),(3)	JP Morgan Mortgage Trust 2020-3 A15, 3.500%, 08/25/2050	1,347,695	0.0
2,130,625(1),(3)	JP Morgan Mortgage Trust 2020-5 B3, 3.725%, 12/25/2050	2,213,489	0.0
797,472(1),(3)	JP Morgan Mortgage Trust 2020-INV1 A3, 3.500%, 08/25/2050	831,060	0.0
462,901(1),(3)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	478,284	0.0
3,006,040(1),(3)	J.P. Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	3,095,450	0.0
357,581	JP Morgan Alternative Loan Trust 2005-S1 1A1, 5.500%, 12/25/2035	230,915	0.0
2,378,530(3)	JP Morgan Mortgage Trust 2005-A4 B1, 2.933%, 07/25/2035	2,388,406	0.0
4,214,752(1),(3)	JP Morgan Mortgage Trust 2016-1 B3, 3.861%, 05/25/2046	4,340,802	0.1
1,083,423(1),(3)	JP Morgan Mortgage Trust 2017-1 B4, 3.511%, 01/25/2047	1,085,737	0.0
3,055,322(1),(3)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	3,121,474	0.0
3,490,164(1),(3)	JP Morgan Mortgage Trust 2017-3 B1, 3.792%, 08/25/2047	3,662,478	0.1
1,942,026(1),(3)	JP Morgan Mortgage Trust 2017-3 B2, 3.792%, 08/25/2047	2,026,152	0.0
1,407,285(1),(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.817%, 12/25/2048	1,453,261	0.0
938,190(1),(3)	JP Morgan Mortgage Trust 2017-6 B4, 3.817%, 12/25/2048	966,776	0.0
2,027,766(1),(3)	JP Morgan Mortgage Trust 2018-1 B1, 3.721%, 06/25/2048	2,141,599	0.0
1,951,901(1),(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.721%, 06/25/2048	2,029,693	0.0
2,576,621(1),(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.721%, 06/25/2048	2,639,072	0.0
2,494,251(1),(3)	JP Morgan Mortgage Trust 2018-3 B1, 3.753%, 09/25/2048	2,618,773	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,150,243(1),(3)	JP Morgan Mortgage Trust 2018-4 B2, 3.750%, 10/25/2048	$2,248,065	0.0
1,991,841(1),(3)	JP Morgan Mortgage Trust 2018-6C B2, 3.925%, 12/25/2048	2,091,395	0.0
2,889,968(1),(3)	JP Morgan Mortgage Trust 2018-9 B3, 4.430%, 02/25/2049	3,055,030	0.0
1,101,946(1),(3)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	1,139,944	0.0
3,151,736(1),(3)	JP Morgan Mortgage Trust 2019-1 B1, 4.527%, 05/25/2049	3,367,222	0.0
1,638,495(1),(3)	JP Morgan Mortgage Trust 2019-6 A3, 3.500%, 12/25/2049	1,681,416	0.0
2,762,083(1),(3)	JP Morgan Mortgage Trust 2019-6 B1, 4.265%, 12/25/2049	2,985,800	0.0
4,169,935(1),(3)	JP Morgan Mortgage Trust 2019-6 B2, 4.265%, 12/25/2049	4,524,955	0.1
1,530,557(1),(3)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	1,584,478	0.0
1,471,343(1),(3)	JP Morgan Mortgage Trust 2019-HYB1 B1, 3.889%, 10/25/2049	1,549,497	0.0
2,428,213(1),(3)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	2,504,020	0.0
3,555,387(1),(3)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.809%, 12/25/2049	3,774,437	0.1
1,251,883(1),(3)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	1,274,530	0.0
787,690(1),(3)	JP Morgan Mortgage Trust 2020-3 B2, 3.890%, 08/25/2050	844,955	0.0
4,547,242(1),(3)	JP Morgan Mortgage Trust 2020-4 A15, 3.000%, 11/25/2050	4,631,615	0.1
3,797,846(1),(3)	JP Morgan Mortgage Trust 2020-7 A15, 3.000%, 01/25/2051	3,901,135	0.1
995,972(1),(3)	JP Morgan Mortgage Trust 2020-8 B2, 3.620%, 03/25/2051	1,054,768	0.0
6,000,000(1),(3)	JP Morgan Mortgage Trust 2020-LTV1 A5, 3.500%, 06/25/2050	6,145,696	0.1
3,516,423(1),(3)	JP Morgan Mortgage Trust 2020-LTV2 A15, 3.000%, 11/25/2050	3,602,339	0.1
995,743(1),(3)	JP Morgan Mortgage Trust 2020-LTV2 B1, 4.230%, 11/25/2050	1,087,762	0.0
7,617,817,917(1),(5)	L Street Securities 2017-PM1 XIO, 0.000%, 10/25/2048	2,268,586	0.0
14,861,579(5)	Lehman Mortgage Trust 2006-7 2A4, 6.402%, (-1.000*US0001M + 6.550%), 11/25/2036	4,416,870	0.1
9,467,561(5)	Lehman Mortgage Trust 2006-9 2A5, 6.472%, (-1.000*US0001M + 6.620%), 01/25/2037	2,308,128	0.0
1,506,045	Lehman XS Trust Series 2005-5N 1A2, 0.508%, (US0001M + 0.360%), 11/25/2035	1,377,334	0.0
3,100,000(1)	Mello Warehouse Securitization Trust 2020-1 B, 1.298%, (US0001M + 1.150%), 10/25/2053	3,106,222	0.0
1,226,000(1),(3)	MFA 2020-NQM3 A3 Trust, 1.632%, 01/26/2065	1,228,600	0.0
4,503,733	Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	3,504,401	0.1
1,000,000(1),(3)	Morgan Stanley Residential Mortgage Loan Trust 2020-1 A5A, 2.500%, 12/25/2050	996,529	0.0
2,589,266(1),(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	2,804,183	0.0
839,738(1),(3)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	915,265	0.0
1,379,223(1),(3)	OBX 2019-EXP1 1A3 Trust, 4.000%, 01/25/2059	1,430,428	0.0
1,443,839(1),(3)	OBX 2019-EXP2 1A3 Trust, 4.000%, 07/25/2059	1,512,464	0.0
1,476,746(1),(3)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	1,513,942	0.0
3,462,054(1),(3)	OBX 2020-EXP3 1A9 Trust, 3.000%, 01/25/2060	3,562,686	0.1
9,826,000	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-4 M2, 0.898%, (US0001M + 0.500%), 11/25/2035	8,964,299	0.1
107,184	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	99,658	0.0
1,265,983(1),(3)	Provident Funding Mortgage Trust 2020-1 B3, 3.322%, 02/25/2050	1,302,268	0.0
608,746(1),(3)	PSMC 2020-1 A1 Trust, 3.500%, 01/25/2050	626,141	0.0
3,360,835(1),(3)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	3,448,790	0.1
1,575,187(1),(3)	RCKT Mortgage Trust 2020-1 A13, 3.000%, 02/25/2050	1,609,097	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
9,055,138	Seasoned Credit Risk Transfer Trust Series 2018-2, 3.500%, 11/25/2057	$10,066,365	0.1
25,225,000	Seasoned Loans Structured Transaction Trust Series 2019-3 A2C, 2.750%, 11/25/2029	27,056,310	0.3
1,414,823(1),(3)	Sequoia Mortgage Trust 2014-3 B3, 3.930%, 10/25/2044	1,462,546	0.0
1,401,386(1),(3)	Sequoia Mortgage Trust 2014-4 B3, 3.873%, 11/25/2044	1,419,146	0.0
1,547,401(1),(3)	Sequoia Mortgage Trust 2015-2 B3, 3.728%, 05/25/2045	1,637,263	0.0
1,356,274(1),(3)	Sequoia Mortgage Trust 2015-3 B3, 3.711%, 07/25/2045	1,399,109	0.0
3,300,000(1),(3)	Sequoia Mortgage Trust 2017-CH2 A13, 4.000%, 12/25/2047	3,439,932	0.1
990,315(1),(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	1,018,276	0.0
2,560,221(1),(3)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.461%, 02/25/2048	2,713,441	0.0
681,537(1),(3)	Sequoia Mortgage Trust 2019-1 A1, 4.000%, 02/25/2049	690,890	0.0
2,104,782(1),(3)	Sequoia Mortgage Trust 2019-3 A2, 3.500%, 09/25/2049	2,156,419	0.0
2,406,197(1),(3)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	2,455,157	0.0
1,030,889(1),(3)	Sequoia Mortgage Trust 2019-5 A19, 3.500%, 12/25/2049	1,053,163	0.0
639,183(1),(3)	Sequoia Mortgage Trust 2019-CH1 A1, 4.500%, 03/25/2049	655,683	0.0
2,532,996(1),(3)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	2,605,203	0.0
3,108,520(1),(3)	Sequoia Mortgage Trust 2020-1 A19, 3.500%, 02/25/2050	3,176,063	0.0
5,200,000(1),(3)	Sequoia Mortgage Trust 2020-1 A7, 3.500%, 02/25/2050	5,423,174	0.1
3,201,511(1),(3)	Sequoia Mortgage Trust 2020-2 A19, 3.500%, 03/25/2050	3,288,024	0.0
740,333(1),(3)	Sequoia Mortgage Trust 2017-5 B3, 3.821%, 08/25/2047	757,454	0.0
1,983,333(1),(3)	Sequoia Mortgage Trust 2020-2 B2, 3.661%, 03/25/2050	2,092,023	0.0
3,018,767(1),(3)	Sequoia Mortgage Trust 2020-3 B2, 3.402%, 04/25/2050	3,097,143	0.0
1,827,317(1),(3)	Sequoia Mortgage Trust 2020-4 A20, 2.500%, 11/25/2050	1,898,680	0.0
1,857,553(1),(3)	Shellpoint Co-Originator Trust 2017-2 B2, 3.709%, 10/25/2047	1,929,924	0.0
2,193,308(1),(3)	Starwood Mortgage Residential Trust 2019-1 A3, 3.299%, 06/25/2049	2,224,223	0.0
9,130(3)	Structured Adjustable Rate Mortgage Loan Trust 2004-12 7A3, 3.123%, 09/25/2034	9,124	0.0
2,393,320(1),(3)	TIAA Bank Mortgage Loan Trust 2018-2 B2, 3.801%, 07/25/2048	2,523,784	0.0
1,231,000(1),(3)	Verus Securitization Trust 2018-2 B1, 4.426%, 06/01/2058	1,289,311	0.0
2,321,556(1),(6)	Verus Securitization Trust 2019-3 A2, 2.938% (Step Rate @ 3.938% on 07/25/2023), 07/25/2059	2,370,971	0.0
880,097(1),(6)	Verus Securitization Trust 2019-4 A3, 3.000% (Step Rate @ 4.000% on 10/25/2023), 11/25/2059	900,467	0.0
2,440,815(1),(3)	Verus Securitization Trust 2019-INV2 A2, 3.117%, 07/25/2059	2,510,450	0.0
1,933,939(1),(3)	Verus Securitization Trust 2019-INV2 A3, 3.219%, 07/25/2059	1,987,035	0.0
1,538,404(1),(3)	Verus Securitization Trust 2020-INV1 A1, 1.977%, 04/25/2060	1,562,605	0.0
1,000,000(1),(3)	Verus Securitization Trust 2020-INV1 A2, 3.035%, 04/25/2060	1,031,831	0.0
679,729(3)	Wachovia Mortgage Loan LLC Series 2005-B 2A1, 2.647%, 10/20/2035	634,687	0.0
297,764(3)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.532%, 10/25/2036	286,664	0.0
3,765,516(3)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 2.951%, 06/25/2034	3,806,039	0.1
2,143,000	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 1.168%, (US0001M + 0.510%), 08/25/2045	2,160,929	0.0
67,169,935(3),(5)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 2.008%, 08/25/2045	3,014,674	0.0
1,689,159	WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 1.128%, (US0001M + 0.490%), 10/25/2045	1,648,981	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
351,678(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.037%, 10/25/2036	$345,877	0.0
722,903(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A4, 2.644%, 11/25/2036	718,127	0.0
978,015(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 2.490%, 12/25/2036	937,173	0.0
2,261,065(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 2.490%, 12/25/2036	2,166,644	0.0
1,358,650(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 3A1, 3.154%, 12/25/2036	1,290,137	0.0
1,167,214(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.095%, 08/25/2046	1,122,624	0.0
1,732,587(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.324%, 12/25/2036	1,740,211	0.0
437,517(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY3 1A1, 3.216%, 03/25/2037	391,327	0.0
1,132,890(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.208%, 04/25/2037	1,042,743	0.0
652,376	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 0.378%, (US0001M + 0.230%), 01/25/2047	646,030	0.0
1,351,527	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A4, 0.468%, (US0001M + 0.320%), 01/25/2047	1,351,072	0.0
1,465,476	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A3, 1.048%, (US0001M + 0.900%), 11/25/2035	1,245,895	0.0
1,337,990	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	1,283,326	0.0
884,743	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-5 CB3, 5.500%, 07/25/2035	878,682	0.0
391,489	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	396,447	0.0
4,110,897	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.569%, (12MTA + 0.960%), 08/25/2046	2,752,803	0.0
731,800	Wells Fargo Alternative Loan 2007-PA2 2A1, 0.578%, (US0001M + 0.430%), 06/25/2037	590,422	0.0
902,647	Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	900,102	0.0
263,882(3)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.019%, 04/25/2036	250,688	0.0
2,010,236(1),(3)	Wells Fargo Mortgage Backed Securities 2019-4 B3 Trust, 3.559%, 09/25/2049	2,041,960	0.0
2,491,309(1),(3)	Wells Fargo Mortgage Backed Securities 2020-2 A17 Trust, 3.000%, 12/25/2049	2,565,710	0.0
3,000,000(1),(3)	Wells Fargo Mortgage Backed Securities 2020-2 A5 Trust, 3.000%, 12/25/2049	3,122,488	0.0
2,964,630(1),(3)	Wells Fargo Mortgage Backed Securities 2020-2 B1 Trust, 3.291%, 12/25/2049	3,090,247	0.0
2,288,806(1),(3)	Wells Fargo Mortgage Backed Securities 2020-1 A17 Trust, 3.000%, 12/25/2049	2,337,377	0.0
3,967,475(1),(3)	Wells Fargo Mortgage Backed Securities 2020-4 B1 Trust, 3.275%, 07/25/2050	4,208,559	0.1
1,638,515(1),(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.765%, 08/20/2045	1,707,318	0.0
1,004,409(1),(3)	WinWater Mortgage Loan Trust 2015-5 B3, 3.765%, 08/20/2045	1,062,979	0.0

	Total Collateralized Mortgage Obligations (Cost $1,706,965,619)	1,802,026,279	17.5

U.S. TREASURY OBLIGATIONS: 7.4%
	U.S. Treasury Bonds: 2.0%
58,000	1.250%,05/15/2050	52,513	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Bonds: (continued)
165,152,000	1.375%,11/15/2040	$163,048,892	1.6
47,522,000	1.375%,08/15/2050	44,418,219	0.4
		207,519,624	2.0

	U.S. Treasury Notes: 5.4%
161,434,000	0.125%,12/31/2022	161,446,611	1.6
100,000	0.125%,10/15/2023	99,930	0.0
157,004,000	0.125%,12/15/2023	156,813,877	1.5
132,213,000	0.375%,12/31/2025	132,290,469	1.3
88,798,000	0.625%,11/30/2027	88,756,376	0.9
14,832,000(2)	0.875%,11/15/2030	14,776,380	0.1
–	0.375%,11/30/2025	–	–
132,000	0.625%,05/15/2030	128,989	0.0
		554,312,632	5.4

	Total U.S. Treasury Obligations (Cost $762,901,253)	761,832,256	7.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.5%
	Federal Home Loan Mortgage Corporation: 3.2%(7)
488,782	2.500%,05/01/2030	521,581	0.0
798,381	2.500%,05/01/2030	851,195	0.0
944,123	2.500%,06/01/2030	1,006,571	0.0
3,314	2.671%, (US0012M + 1.773%),05/01/2037	3,487	0.0
1,332,554	3.000%,11/01/2042	1,420,296	0.0
1,350,146	3.000%,02/01/2043	1,440,203	0.0
1,662,371	3.000%,03/01/2045	1,804,288	0.0
1,421,995	3.000%,03/01/2045	1,518,355	0.0
3,918,508	3.000%,04/01/2045	4,235,930	0.1
3,921,988	3.000%,04/01/2045	4,249,497	0.1
1,816,558	3.000%,10/01/2046	1,966,888	0.0
16,284,901	3.000%,10/01/2046	17,419,661	0.2
7,045,910	3.000%,03/01/2048	7,602,083	0.1
5,837,729	3.000%,03/01/2048	6,252,745	0.1
20,121,617	3.000%,08/01/2048	21,507,091	0.2
6,843,271	3.500%,01/01/2045	7,487,263	0.1
2,072,243	3.500%,03/01/2045	2,254,127	0.0
9,493,564	3.500%,12/01/2046	10,384,318	0.1
17,978,888	3.500%,12/01/2046	19,507,413	0.2
6,872,611	3.500%,04/01/2047	7,573,569	0.1
8,090,469	3.500%,07/01/2047	8,590,741	0.1
6,955,544	3.500%,10/01/2047	7,389,916	0.1
23,668,419	3.500%,01/01/2048	25,380,852	0.3
2,949,672	3.500%,03/01/2048	3,174,347	0.0
47,736,108	3.500%,03/01/2048	52,173,077	0.5
31,791,806	3.500%,11/01/2048	34,746,886	0.4
730,257	4.000%,10/01/2041	799,006	0.0
1,140,517	4.000%,12/01/2041	1,243,966	0.0
2,314,587	4.000%,08/01/2044	2,551,582	0.0
921,289	4.000%,07/01/2045	1,002,165	0.0
1,920,606	4.000%,09/01/2045	2,099,712	0.0
3,430,388	4.000%,09/01/2045	3,742,827	0.0
2,172,658	4.000%,09/01/2045	2,393,360	0.0
22,202,684	4.000%,11/01/2045	24,287,126	0.2
2,493,097	4.000%,05/01/2046	2,702,935	0.0
1,893,007	4.000%,05/01/2047	2,042,873	0.0
10,910,697	4.000%,11/01/2047	11,694,891	0.1
598,585	4.000%,03/01/2048	640,302	0.0
7,264,645	4.000%,06/01/2048	8,133,466	0.1
340,889	4.500%,08/01/2041	378,536	0.0
891,453	4.500%,09/01/2041	989,262	0.0
803,921	4.500%,10/01/2041	892,130	0.0
1,581,100	4.500%,03/01/2044	1,776,935	0.0
4,715,476	4.500%,02/01/2048	5,163,211	0.1
995,043	4.500%,06/01/2048	1,080,876	0.0
90,924	5.000%,01/01/2041	105,788	0.0
670,827	5.000%,04/01/2041	767,227	0.0
23,661	5.500%,07/01/2037	27,369	0.0
1,306,322	5.500%,11/01/2038	1,508,299	0.0
1,197	6.000%,12/01/2028	1,345	0.0
14,397	6.000%,01/01/2029	16,178	0.0
2,915	6.500%,01/01/2024	3,269	0.0
3,946	6.500%,12/01/2031	4,487	0.0
412,373	6.500%,09/01/2034	472,061	0.0
881	7.000%,03/01/2032	938	0.0
		326,984,502	3.2

	Federal National Mortgage Association: 0.3%(7)
40,503	2.136%, (US0012M + 1.486%),07/01/2035	41,032	0.0
4,584,041	3.500%,01/01/2044	5,010,250	0.0
6,563,386	4.000%,12/01/2046	7,204,469	0.1
2,131,611	4.500%,09/01/2047	2,451,102	0.0
13,573,056	5.000%,08/01/2056	15,829,856	0.2
161,113	6.000%,05/01/2038	184,094	0.0
		30,720,803	0.3

	Government National Mortgage Association: 2.5%
56,176,000(8)	2.500%,02/01/2051	59,346,899	0.6
14,092,277	3.000%,10/20/2049	14,970,939	0.2
8,472,348	3.000%,11/20/2049	9,001,202	0.1
22,950,000(8)	3.000%,01/20/2050	23,997,761	0.2
16,759,194	3.000%,08/20/2050	17,623,883	0.2
1,045,892	3.500%,07/20/2046	1,123,841	0.0
6,715,828	3.500%,07/20/2046	7,215,151	0.1
1,440,684	3.500%,10/20/2046	1,582,225	0.0
764,358	3.500%,02/20/2047	816,877	0.0
578,481	3.500%,03/20/2047	623,976	0.0
796,123	3.500%,07/20/2047	855,063	0.0
890,332	3.500%,08/20/2047	952,478	0.0
2,967,930	3.500%,09/20/2047	3,189,148	0.0
12,849,564	3.500%,12/20/2047	13,843,892	0.1
7,001,072	3.500%,01/20/2048	7,535,033	0.1
5,776,343	3.500%,02/20/2048	6,211,227	0.1
11,022,474	3.500%,02/20/2048	11,964,413	0.1
1,288,758	3.500%,03/20/2048	1,436,638	0.0
27,362,350	3.500%,03/20/2048	29,565,779	0.3
218,543	4.000%,11/20/2040	241,778	0.0
1,274,141	4.000%,03/20/2046	1,396,093	0.0
22,988,972	4.000%,09/20/2047	24,786,650	0.2
14,903,261	4.000%,02/20/2050	15,919,385	0.2
290,813	4.500%,10/15/2039	329,322	0.0
179,541	4.500%,11/15/2039	201,635	0.0
223,106	4.500%,11/15/2039	252,651	0.0
65,821	4.500%,12/15/2039	74,538	0.0
60,026	4.500%,08/20/2041	66,890	0.0
2,325,300	4.500%,09/15/2047	2,573,714	0.0
10,470(3)	5.500%,03/20/2060	11,656	0.0
		257,710,737	2.5

	Uniform Mortgage-Backed Securities: 5.5%
65,316,000(8)	1.500%,02/01/2051	65,907,841	0.7
38,000,000(8)	2.000%,01/01/2051	39,470,967	0.4
1,287,350	2.500%,05/01/2030	1,369,465	0.0
1,990,933	2.500%,06/01/2030	2,100,826	0.0
2,788,852	2.500%,06/01/2030	2,942,750	0.0
1,185,914	2.500%,07/01/2030	1,251,433	0.0
48,400,000(8)	2.500%,03/12/2050	50,927,703	0.5
1,752,605	3.000%,08/01/2030	1,873,094	0.0
925,972	3.000%,09/01/2030	991,422	0.0
3,269,199	3.000%,04/01/2043	3,478,031	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities: (continued)
2,766,500	3.000%,07/01/2043	$2,949,817	0.0
757,239	3.000%,08/01/2043	825,827	0.0
604,785	3.000%,09/01/2043	643,004	0.0
8,858,857	3.000%,04/01/2045	9,612,456	0.1
4,207,079	3.000%,08/01/2046	4,542,406	0.1
1,716,338	3.000%,08/01/2046	1,861,051	0.0
971,763	3.000%,11/01/2046	1,057,983	0.0
3,158,415	3.000%,12/01/2046	3,331,617	0.0
12,115,413	3.000%,12/01/2046	13,065,399	0.1
24,779,286	3.000%,01/01/2047	25,946,475	0.3
5,758,555	3.000%,02/01/2047	6,057,335	0.1
6,405,125	3.000%,03/01/2047	6,739,940	0.1
5,932,784	3.000%,07/01/2047	6,225,159	0.1
31,123,971	3.500%,06/01/2034	33,406,780	0.3
3,792,902	3.500%,10/01/2042	4,080,821	0.1
1,468,874	3.500%,04/01/2043	1,606,783	0.0
4,461,378	3.500%,08/01/2043	4,880,311	0.1
2,739,063	3.500%,03/01/2044	2,992,073	0.0
331,752	3.500%,01/01/2046	362,768	0.0
514,583	3.500%,02/01/2046	562,693	0.0
226,628	3.500%,02/01/2046	247,816	0.0
20,024,280	3.500%,08/01/2046	21,896,487	0.2
1,822,682	3.500%,08/01/2047	1,935,464	0.0
2,509,220	3.500%,09/01/2047	2,665,815	0.0
23,456,656	3.500%,11/01/2047	25,742,772	0.3
1,006,843	3.500%,12/01/2047	1,068,132	0.0
1,978,059	3.500%,02/01/2048	2,096,281	0.0
2,243,623	3.500%,05/01/2048	2,373,085	0.0
14,519,423	3.500%,07/01/2048	15,864,316	0.2
18,195,328	3.500%,09/01/2049	19,266,232	0.2
3,112,509	3.500%,10/01/2049	3,447,877	0.0
22,565,529	3.500%,02/01/2050	23,836,472	0.2
305,675	4.000%,03/01/2042	333,353	0.0
1,568,627	4.000%,07/01/2042	1,726,101	0.0
1,321,970	4.000%,07/01/2042	1,443,959	0.0
293,751	4.000%,07/01/2042	323,880	0.0
797,762	4.000%,09/01/2043	884,041	0.0
13,576,995	4.000%,01/01/2045	15,350,940	0.2
2,008,798	4.000%,01/01/2045	2,204,493	0.0
1,494,302	4.000%,03/01/2045	1,642,185	0.0
7,877,023	4.000%,05/01/2045	8,575,698	0.1
1,545,661	4.000%,06/01/2045	1,682,820	0.0
1,637,725	4.000%,11/01/2045	1,808,372	0.0
4,821,203	4.000%,02/01/2046	5,255,698	0.1
9,979,298	4.000%,07/01/2047	10,813,525	0.1
1,159,689	4.000%,08/01/2047	1,244,958	0.0
4,155,811	4.000%,08/01/2047	4,458,866	0.1
369,539	4.000%,03/01/2048	395,532	0.0
1,451,743	4.000%,03/01/2048	1,553,857	0.0
8,051,502	4.000%,09/01/2048	8,661,968	0.1
20,791,828	4.000%,04/01/2049	22,526,272	0.2
1,668,735	4.250%,11/01/2043	1,855,583	0.0
368,576	4.500%,11/01/2040	413,947	0.0
187,252	4.500%,11/01/2040	210,303	0.0
2,639,450	4.500%,11/01/2040	2,933,321	0.0
6,438	4.500%,12/01/2040	7,231	0.0
3,228	4.500%,12/01/2040	3,626	0.0
8,608	4.500%,01/01/2041	9,675	0.0
5,140	4.500%,01/01/2041	5,753	0.0
379,530	4.500%,10/01/2041	427,203	0.0
361,230	4.500%,10/01/2044	397,314	0.0
1,189,131	4.500%,12/01/2045	1,322,503	0.0
4,163,192	4.500%,04/01/2047	4,628,127	0.1
2,827,935	4.500%,04/01/2047	3,132,726	0.0
2,277,340	4.500%,04/01/2047	2,488,128	0.0
1,394,663	4.500%,04/01/2047	1,527,009	0.0
3,656,849	4.500%,04/01/2047	4,061,679	0.1
2,442,340	4.500%,05/01/2047	2,729,385	0.0
3,886,197	4.500%,05/01/2047	4,244,460	0.1
1,556,314	4.500%,05/01/2047	1,739,217	0.0
1,809,210	4.500%,05/01/2047	2,011,256	0.0
1,882,693	4.500%,05/01/2047	2,103,949	0.0
1,972,982	4.500%,06/01/2047	2,154,284	0.0
2,289,237	4.500%,06/01/2047	2,498,616	0.0
1,175,141	4.500%,06/01/2047	1,306,379	0.0
3,933,474	4.500%,07/01/2047	4,294,232	0.1
1,856,929	4.500%,08/01/2047	2,027,546	0.0
92,141	5.000%,06/01/2033	106,209	0.0
19,817	5.000%,09/01/2033	22,915	0.0
58,944	5.000%,11/01/2033	68,161	0.0
17,853	5.000%,03/01/2034	20,611	0.0
20,200	5.000%,03/01/2034	23,338	0.0
133,122	5.000%,02/01/2035	154,161	0.0
5,116	5.000%,06/01/2035	5,945	0.0
87,967	5.000%,06/01/2035	102,186	0.0
51,028	5.000%,07/01/2035	59,297	0.0
295,423	5.000%,08/01/2035	343,637	0.0
17,813	5.000%,10/01/2035	20,713	0.0
425,847	5.000%,10/01/2035	494,931	0.0
242,060	5.000%,02/01/2036	281,413	0.0
3,561	5.000%,03/01/2036	4,140	0.0
44,881	5.000%,03/01/2036	52,137	0.0
7,390	5.000%,05/01/2036	8,587	0.0
4,792	5.000%,06/01/2036	5,568	0.0
191,088	5.000%,07/01/2036	221,380	0.0
129,082	5.000%,11/01/2040	150,157	0.0
56,306	5.000%,05/01/2041	65,492	0.0
211,397	5.000%,06/01/2041	244,690	0.0
368,321	5.000%,06/01/2041	423,153	0.0
121,333	5.500%,03/01/2037	140,298	0.0
124,489	5.500%,06/01/2039	146,385	0.0
1,240,750	5.500%,10/01/2039	1,446,563	0.0
41,664	6.000%,09/01/2036	46,836	0.0
285	6.500%,02/01/2028	319	0.0
538	6.500%,09/01/2031	603	0.0
141	6.500%,09/01/2031	158	0.0
15,193	6.500%,11/01/2031	17,706	0.0
6,659	6.500%,04/01/2032	7,562	0.0
1,275	6.500%,08/01/2032	1,474	0.0
4,123	6.500%,08/01/2032	4,698	0.0
5,991	7.000%,12/01/2027	6,088	0.0
862	7.000%,10/01/2031	882	0.0
2,836	7.000%,03/01/2032	3,305	0.0
1,017	7.500%,09/01/2030	1,194	0.0
3,195	7.500%,09/01/2031	3,866	0.0
13,839	7.500%,02/01/2032	16,106	0.0
		565,647,813	5.5

	Total U.S. Government Agency Obligations (Cost $1,126,895,208)	1,181,063,855	11.5

SOVEREIGN BONDS: 3.1%
8,471,965(6)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 0.500% on 07/09/2023), 07/09/2030	3,448,090	0.0
1,819,735(6)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 1.125% on 07/09/2022), 07/09/2035	667,843	0.0
504,551	Argentine Republic Government International Bond, 1.000%, 07/09/2029	219,227	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
7,775,000	Brazilian Government International Bond, 3.875%, 06/12/2030	$8,216,231	0.1
5,900,000(2)	Brazilian Government International Bond, 4.625%, 01/13/2028	6,620,950	0.1
700,000	Brazilian Government International Bond, 6.000%, 04/07/2026	842,362	0.0
CNY 160,790,000	China Government Bond, 3.250%, 06/06/2026	24,870,611	0.3
1,000,000	Colombia Government International Bond, 3.125%, 04/15/2031	1,063,000	0.0
5,225,000	Colombia Government International Bond, 3.875%, 04/25/2027	5,834,026	0.1
COP 8,697,700,000	Colombian TES, 7.750%, 09/18/2030	2,993,682	0.0
2,500,000	Croatia Government International Bond, 5.500%, 04/04/2023	2,757,563	0.0
272,000	Croatia Government International Bond, 6.375%, 03/24/2021	275,638	0.0
7,900,000(1)	Dominican Republic International Bond, 4.500%, 01/30/2030	8,601,125	0.1
2,700,000(1)	Dominican Republic International Bond, 4.875%, 09/23/2032	2,993,625	0.0
300,000(1)	Dominican Republic International Bond, 5.500%, 01/27/2025	338,625	0.0
270,000	Dominican Republic International Bond, 5.875%, 04/18/2024	295,988	0.0
900,000	Dominican Republic International Bond, 5.950%, 01/25/2027	1,060,875	0.0
300,000(1)	Dominican Republic International Bond, 6.600%, 01/28/2024	340,843	0.0
4,825,000	Dominican Republic International Bond, 6.875%, 01/29/2026	5,832,219	0.1
2,675,000(2)	Egypt Government International Bond, 5.875%, 06/11/2025	2,910,304	0.0
250,000(1),(2)	Egypt Government International Bond, 5.875%, 06/11/2025	271,991	0.0
1,300,000	Egypt Government International Bond, 6.588%, 02/21/2028	1,433,250	0.0
9,150,000(2)	Egypt Government International Bond, 7.500%, 01/31/2027	10,606,598	0.1
7,675,000(1)	Egypt Government International Bond, 7.625%, 05/29/2032	8,714,962	0.1
1,240,000(1)	Gabon Government International Bond, 6.625%, 02/06/2031	1,283,471	0.0
12,725,000(1)	Ghana Government International Bond, 6.375%, 02/11/2027	13,255,429	0.1
IDR 132,518,000,000	Indonesia Treasury Bond, 8.375%, 04/15/2039	11,162,466	0.1
IDR 147,544,000,000	Indonesia Treasury Bond, 8.750%, 05/15/2031	12,500,780	0.1
EUR 2,800,000(1),(2)	Ivory Coast Government International Bond, 4.875%, 01/30/2032	3,526,227	0.0
4,706,930(3)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	4,763,008	0.1
2,350,000(1)	Jordan Government International Bond, 5.850%, 07/07/2030	2,598,654	0.0
1,000,000	Jordan Government International Bond, 6.125%, 01/29/2026	1,115,055	0.0
1,200,000(1)	Kenya Government International Bond, 7.000%, 05/22/2027	1,325,700	0.0
1,750,000	Mexico Government International Bond, 3.771%, 05/24/2061	1,827,000	0.0
2,250,000	Morocco Government International Bond, 4.250%, 12/11/2022	2,368,478	0.0
600,000(1)	Morocco Government International Bond, 4.250%, 12/11/2022	631,594	0.0
5,675,000(1)	Morocco Government International Bond, 2.375%, 12/15/2027	5,706,213	0.1
5,850,000(1)	Morocco Government International Bond, 3.000%, 12/15/2032	5,955,359	0.1
1,450,000(1)	Morocco Government International Bond, 4.000%, 12/15/2050	1,499,603	0.0
850,000	Namibia International Bonds, 5.500%, 11/03/2021	872,633	0.0
3,400,000	Oman Government International Bond, 6.000%, 08/01/2029	3,517,810	0.0
5,250,000(1)	Oman Government International Bond, 6.750%, 10/28/2027	5,701,106	0.1
5,250,000(1),(2)	Oman Government International Bond, 7.375%, 10/28/2032	5,807,708	0.1
693,000	Panama Government International Bond, 6.700%, 01/26/2036	1,032,081	0.0
1,000,000	Panama Government International Bond, 9.375%, 04/01/2029	1,561,060	0.0
600,000	Paraguay Government International Bond, 4.625%, 01/25/2023	646,500	0.0
600,000(1)	Paraguay Government International Bond, 4.625%, 01/25/2023	646,500	0.0
PEN 14,130,000	Peru Government Bond, 6.850%, 02/12/2042	4,797,025	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
PEN 14,102,000	Peru Government Bond, 6.900%, 08/12/2037	$4,814,031	0.1
3,600,000(1)	Perusahaan Penerbit SBSN Indonesia III, 2.800%, 06/23/2030	3,825,036	0.1
2,675,000	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	3,071,355	0.0
4,000,000(1)	Perusahaan Penerbit SBSN Indonesia III, 4.400%, 03/01/2028	4,694,540	0.1
3,375,000(2)	Peruvian Government International Bond, 1.862%, 12/01/2032	3,408,328	0.0
2,525,000	Peruvian Government International Bond, 2.780%, 12/01/2060	2,552,775	0.0
PEN 31,906,000	Peruvian Government International Bond, 6.950%, 08/12/2031	11,473,877	0.1
4,200,000	Philippine Government International Bond, 3.750%, 01/14/2029	4,907,616	0.1
4,450,000	Republic of South Africa Government International Bond, 4.300%, 10/12/2028	4,648,826	0.1
12,300,000	Republic of South Africa Government International Bond, 4.850%, 09/30/2029	13,092,637	0.1
RON 19,250,000	Romania Government Bond, 3.250%, 04/29/2024	4,940,888	0.1
RON 40,950,000	Romania Government Bond, 5.800%, 07/26/2027	12,134,709	0.1
EUR 2,050,000(1),(2)	Romanian Government International Bond, 2.625%, 12/02/2040	2,675,666	0.0
3,600,000	Russian Foreign Bond - Eurobond, 4.250%, 06/23/2027	4,115,250	0.1
2,600,000	Russian Foreign Bond - Eurobond, 4.750%, 05/27/2026	3,007,924	0.0
1,750,000(1)	Saudi Government International Bond, 3.250%, 10/22/2030	1,933,488	0.0
554,000	Saudi Government International Bond, 4.500%, 04/17/2030	670,113	0.0
2,925,000(1),(2)	Saudi Government International Bond, 4.500%, 04/17/2030	3,538,051	0.0
1,200,000(2)	Sri Lanka Government International Bond, 6.350%, 06/28/2024	736,800	0.0
9,475,000	Turkey Government International Bond, 4.875%, 10/09/2026	9,604,154	0.1
1,000,000	Turkey Government International Bond, 5.125%, 02/17/2028	1,014,950	0.0
2,675,000	Turkey Government International Bond, 5.750%, 03/22/2024	2,822,871	0.0
1,000,000	Turkey Government International Bond, 6.125%, 10/24/2028	1,068,725	0.0
200,000	Turkey Government International Bond, 6.250%, 09/26/2022	209,733	0.0
1,700,000	Turkey Government International Bond, 6.375%, 10/14/2025	1,840,786	0.0
2,083,000	Turkey Government International Bond, 7.375%, 02/05/2025	2,328,956	0.0
500,000	Ukraine Government International Bond, 7.375%, 09/25/2032	550,938	0.0
1,500,000	Ukraine Government International Bond, 7.750%, 09/01/2023	1,652,439	0.0
10,400,000	Ukraine Government International Bond, 7.750%, 09/01/2025	11,686,740	0.1
1,890,000	Ukraine Government International Bond, 7.750%, 09/01/2026	2,139,244	0.0
850,000	Ukraine Government International Bond, 7.750%, 09/01/2027	966,739	0.0
389,000	Ukraine Government International Bond, 9.750%, 11/01/2028	479,695	0.0

	Total Sovereign Bonds (Cost $301,323,606)	321,918,968	3.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 7.6%
10,647,000(1),(3)	BAMLL Re-REMIC Trust 2016-FRR16 B, 0.860%, 05/27/2021	10,488,308	0.1
35,059,441(3),(5)	BANK 2017-BNK4 XA, 1.402%, 05/15/2050	2,223,961	0.0
167,655,000(3),(5)	BANK 2017-BNK8 XB, 0.175%, 11/15/2050	1,929,877	0.0
203,016,280(3),(5)	BANK 2018-BNK14 XA, 0.516%, 09/15/2060	6,159,331	0.1
19,110,000(1),(3),(5)	BANK 2018-BNK14 XD, 1.603%, 09/15/2060	2,067,855	0.0
24,591,669(3),(5)	BANK 2019-BNK16 XA, 0.962%, 02/15/2052	1,560,786	0.0
5,210,000(1)	BANK 2019-BNK18 D, 3.000%, 05/15/2062	4,872,327	0.1
6,580,000(3)	Bank 2019-BNK19 C, 4.034%, 08/15/2061	7,027,371	0.1
100,355,265(3),(5)	Bank 2019-BNK19 XA, 0.960%, 08/15/2061	6,853,030	0.1
6,300,000(3),(5)	BANK 2020-BNK30 XA, 1.346%, 12/10/2053	649,029	0.0
92,840,000(1),(3),(5)	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/2033	2,496,430	0.0
3,670,000(1)	BBCMS 2020-BID D Mortgage Trust, 4.789%, (US0001M + 4.630%), 10/15/2037	3,696,332	0.0
2,620,000(1),(3)	BENCHMARK 2018-B3 D Mortgage Trust, 3.056%, 04/10/2051	2,420,900	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
54,335,819(3),(5)	Benchmark 2019-B12 XA Mortgage Trust, 1.066%, 08/15/2052	$3,508,725	0.0
7,470,000(1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	6,931,660	0.1
36,548,204(3),(5)	Benchmark 2019-B9 XA Mortgage Trust, 1.044%, 03/15/2052	2,652,044	0.0
8,640,000(1)	Benchmark 2020-B18 AGNE Mortgage Trust, 3.759%, 08/15/2053	8,848,934	0.1
6,420,000(1)	Benchmark 2020-B17 D Mortgage Trust, 2.250%, 03/15/2053	5,626,181	0.1
92,688,599(3),(5)	Benchmark 2020-B17 XA Mortgage Trust, 1.420%, 03/15/2053	8,595,088	0.1
110,611,966(3),(5)	Benchmark 2020-B19 XA Mortgage Trust, 1.779%, 09/15/2053	12,976,918	0.1
60,408,981(3),(5)	Benchmark 2020-B20 XA Mortgage Trust, 1.628%, 10/15/2053	6,960,105	0.1
47,673,177(3),(5)	Benchmark 2020-B21 xa Mortgage Trust, 1.459%, 12/15/2053	5,476,518	0.1
2,702,000(1)	BHP Trust 2019-BXHP D, 1.930%, (US0001M + 1.771%), 08/15/2036	2,604,245	0.0
24,415,940(1)	BX Commercial Mortgage Trust 2019-XL G, 2.459%, (US0001M + 2.300%), 10/15/2036	24,303,080	0.2
13,961,323(1)	BX Commercial Mortgage Trust 2019-XL J, 2.809%, (US0001M + 2.650%), 10/15/2036	13,775,270	0.1
12,448,606(1)	BX Commercial Mortgage Trust 2020-BXLP F, 2.159%, (US0001M + 2.000%), 12/15/2036	12,197,782	0.1
9,440,360(1)	BX Commercial Mortgage Trust 2020-BXLP G, 2.659%, (US0001M + 2.500%), 12/15/2029	9,268,823	0.1
8,000,000(1)	BX Commercial Mortgage Trust 2020-FOX F, 4.409%, (US0001M + 4.250%), 11/15/2032	8,084,792	0.1
2,125,000(1),(3)	BX Commercial Mortgage Trust 2020-VIV2 C, 3.542%, 03/09/2044	2,218,552	0.0
6,280,000(1)	BX Commercial Mortgage Trust 2020-VKNG E, 2.259%, (US0001M + 2.100%), 10/15/2037	6,285,346	0.1
5,124,357(1)	BX Trust 2019-MMP E, 2.059%, (US0001M + 1.900%), 08/15/2036	4,985,693	0.1
6,000,000(1)	BX Trust 2019-OC11 A, 3.202%, 12/09/2041	6,606,685	0.1
6,300,000(1),(3)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	6,422,488	0.1
7,290,000	Cantor Commercial Real Estate Lending 2019-CF2 A5, 2.874%, 11/15/2052	8,063,865	0.1
3,340,000(3)	CCUBS Commercial Mortgage Trust 2017-C1 C, 4.392%, 11/15/2050	3,580,973	0.0
93,204,643(3),(5)	CCUBS Commercial Mortgage Trust 2017-C1 XA, 1.007%, 11/15/2050	4,431,573	0.0
24,551,934(3),(5)	CD 2016-CD1 Mortgage Trust XA, 1.388%, 08/10/2049	1,364,948	0.0
45,113,000(1),(3),(5)	CD 2016-CD1 Mortgage Trust XB, 0.675%, 08/10/2049	1,639,623	0.0
33,434,248(3),(5)	CD 2017-CD4 Mortgage Trust XA, 1.293%, 05/10/2050	1,857,065	0.0
7,453,264(1),(3)	CFCRE Commercial Mortgage Trust 2011-C1 E, 6.043%, 04/15/2044	7,220,676	0.1
4,139,000(3)	Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.109%, 11/10/2046	4,206,849	0.0
3,910,000(1),(3)	Citigroup Commercial Mortgage Trust 2014-GC19, 5.092%, 03/10/2047	4,111,169	0.0
7,745,000(1)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.594%, 08/10/2049	5,052,555	0.1
40,313,881(3),(5)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 1.958%, 07/10/2049	3,070,624	0.0
79,502,743(3),(5)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.097%, 10/12/2050	3,942,493	0.0
3,940,000(3)	Citigroup Commercial Mortgage Trust 2017-P8 C, 4.267%, 09/15/2050	4,174,301	0.0
39,968,621(3),(5)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 0.905%, 09/15/2050	1,983,539	0.0
88,524,196(3),(5)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.595%, 06/10/2051	3,813,782	0.0
7,480,000	Citigroup Commercial Mortgage Trust 2019-GC43 A4, 3.038%, 11/10/2052	8,439,216	0.1
5,000,000(1),(3)	Citigroup Commercial Mortgage Trust 2020-420K E, 3.312%, 11/10/2042	4,722,407	0.1
27,780,267(3),(5)	COMM 2012-CR2 XA, 1.622%, 08/15/2045	506,065	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
30,541,467(3),(5)	COMM 2012-CR4 XA, 1.686%, 10/15/2045	$655,231	0.0
27,260,000(1),(3),(5)	COMM 2012-CR4 XB, 0.612%, 10/15/2045	286,623	0.0
47,247,441(1),(3),(5)	COMM 2012-LC4 XA, 2.097%, 12/10/2044	641,937	0.0
4,640,000(1),(3)	COMM 2013-CR10 E Mortgage Trust, 4.789%, 08/10/2046	4,152,898	0.0
9,645,000(1),(3)	COMM 2013-CR10 F Mortgage Trust, 4.789%, 08/10/2046	8,311,643	0.1
3,310,000(3)	COMM 2015-CCRE26 D Mortgage Trust, 3.480%, 10/10/2048	3,040,454	0.0
109,211,560(1),(3),(5)	COMM 2015-PC1 XA, 0.645%, 07/10/2050	1,540,189	0.0
920,000(3)	COMM 2016-COR1 C, 4.381%, 10/10/2049	981,452	0.0
64,951,331(3),(5)	COMM 2016-CR28 XA, 0.694%, 02/10/2049	1,704,368	0.0
35,931,398(3),(5)	COMM 2017-COR2 XA, 1.164%, 09/10/2050	2,235,813	0.0
12,420,000	COMM 2018-COR3 A3 Mortgage Trust, 4.228%, 05/10/2051	14,803,541	0.2
8,261,000(1),(3)	COMM 2020-CBM F Mortgage Trust, 3.633%, 11/13/2039	7,061,570	0.1
15,420,000(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 F, 2.809%, (US0001M + 2.650%), 05/15/2036	15,283,539	0.2
4,100,000(1),(3)	Credit Suisse Mortgage Capital Certificates 2020-NET C, 3.526%, 08/15/2037	4,297,121	0.0
5,421,000(3)	Csail 2015-C2 C Commercial Mortgage Trust, 4.190%, 06/15/2057	4,537,159	0.1
4,340,000(1),(3)	CSAIL 2017-CX10 D Commercial Mortgage Trust, 4.110%, 11/15/2050	3,914,754	0.0
19,066,000(3)	CSAIL 2018-CX11 A5 Commercial Mortgage Trust, 4.033%, 04/15/2051	22,199,284	0.2
5,848,000(1)	CSWF 2018-TOP E, 2.409%, (US0001M + 2.250%), 08/15/2035	5,597,912	0.1
5,528,000(1)	CSWF 2018-TOP F, 2.909%, (US0001M + 2.750%), 08/15/2035	5,268,402	0.1
4,460,000(1),(3)	DBJPM 16-C3 Mortgage Trust, 3.490%, 08/10/2049	3,482,781	0.0
5,000,000(1),(3)	DBUBS 2011-LC2 E Mortgage Trust, 5.487%, 07/10/2044	4,187,774	0.0
12,519,000(1)	DBUBS 2011-LC2A F Mortgage Trust, 3.805%, (US0001M + 3.650%), 07/10/2044	9,401,679	0.1
7,403,001(1)	DBWF 2018-GLKS A Mortgage Trust, 1.182%, (US0001M + 1.030%), 12/19/2030	7,335,197	0.1
4,480,000(1)	Exantas Capital Corp. 2019-RSO7 C Ltd., 2.203%, (US0001M + 2.050%), 04/15/2036	4,284,181	0.0
4,500,000(1),(3)	Fontainebleau Miami Beach Trust 2019-FBLU F, 3.963%, 12/10/2036	4,497,195	0.1
77,599,012(3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K013 X3, 2.827%, 01/25/2043	45,450	0.0
42,047,111(3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X3, 1.871%, 05/25/2040	1,031,819	0.0
31,879,545(3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K029 X3, 1.592%, 05/25/2041	1,141,358	0.0
68,880,548(3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.584%, 04/25/2030	8,719,967	0.1
223,355,545(3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates KHG2 X, 0.304%, 02/25/2030	5,425,820	0.1
183,610,318(1),(5)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	107,577	0.0
4,580,000(1)	GS Mortgage Securities Corp. II 2018-RIVR E, 1.709%, (US0001M + 1.550%), 07/15/2035	4,006,632	0.0
4,400,000(1)	GS Mortgage Securities Corp. II 2018-RIVR F, 2.259%, (US0001M + 2.100%), 07/15/2035	3,717,782	0.0
12,770,000(1)	GS Mortgage Securities Corp. Trust 2019-70P E, 2.359%, (US0001M + 2.200%), 10/15/2036	11,936,694	0.1
438,584(1),(3)	GS Mortgage Securities Trust 2010-C2 G, 4.548%, 12/10/2043	425,441	0.0
6,140,000(1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	3,073,051	0.0
45,568,131(3),(5)	GS Mortgage Securities Trust 2013-GC16 XA, 1.023%, 11/10/2046	1,100,912	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
63,782,873(3),(5)	GS Mortgage Securities Trust 2014-GC22 XA, 0.980%, 06/10/2047	$1,333,604	0.0
70,829,910(3),(5)	GS Mortgage Securities Trust 2016-GS4 XA, 0.505%, 11/10/2049	1,719,247	0.0
69,639,511(3),(5)	GS Mortgage Securities Trust 2017-GS6 XA, 1.035%, 05/10/2050	3,936,833	0.0
6,310,000	GS Mortgage Securities Trust 2019-GC38 A4, 3.968%, 02/10/2052	7,504,462	0.1
78,228,555(3),(5)	GS Mortgage Securities Trust 2019-GC38 XA, 0.961%, 02/10/2052	5,072,034	0.1
13,220,000(1),(3)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.550%, 07/10/2052	12,531,758	0.1
10,120,000(1),(3)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.550%, 07/10/2052	9,223,179	0.1
11,820,000	GS Mortgage Securities Trust 2019-GSA1 A4, 3.048%, 11/10/2052	13,300,119	0.1
6,650,000	GS Mortgage Securities Trust 2014-GC24 A4, 3.666%, 09/10/2047	7,099,082	0.1
7,690,000(1),(3)	Hudson Yards 2019-55HY F Mortgage Trust, 2.943%, 12/10/2041	7,126,871	0.1
6,363,797(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.197%, 11/15/2045	6,132,147	0.1
7,840,000(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 4.888%, 01/15/2047	7,571,924	0.1
6,470,000(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	4,815,429	0.1
10,678,919(3),(5)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 0.741%, 04/15/2047	177,810	0.0
1,258,572(3),(5)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 0.970%, 10/15/2048	39,800	0.0
12,440,000	JPMCC Commercial Mortgage Securities Trust 2019-COR4 A5, 4.029%, 03/10/2052	14,785,781	0.1
2,400,000(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 E, 5.564%, 07/15/2046	2,358,780	0.0
4,500,000(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	4,281,154	0.0
71,610,531(3),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.483%, 06/15/2045	583,919	0.0
5,550,000(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 E, 3.986%, 01/15/2046	5,383,641	0.1
16,560,000(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 A4A2, 3.538%, 07/15/2047	17,454,101	0.2
87,971,057(3),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.680%, 12/15/2049	2,360,316	0.0
10,720,000(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.862%, 12/05/2038	9,807,075	0.1
5,000,000	JPMDB Commercial Mortgage Securities Trust 2019-COR6 A4, 3.057%, 11/13/2052	5,644,712	0.1
2,000,000(1)	KNDL 2019-KNSQ F Mortgage Trust, 2.159%, (US0001M + 2.000%), 05/15/2036	1,908,837	0.0
3,755,312(1),(3),(5)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.705%, 11/15/2038	8,133	0.0
7,160,000(1),(3)	LSTAR Commercial Mortgage Trust 2015-3 D, 3.185%, 04/20/2048	6,801,530	0.1
46,166,935(1),(3),(5)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.987%, 03/10/2050	1,427,297	0.0
4,250,000(1),(3)	Manhattan West 2020-1MW D, 2.335%, 09/10/2039	4,284,088	0.0
7,720,000(1),(3)	Manhattan West 2020-1MW E, 2.335%, 09/10/2039	7,486,760	0.1
3,400,000(1)	Merit 2020-Hill E, 3.259%, (US0001M + 3.100%), 08/15/2037	3,427,097	0.0
4,340,000(1),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 D, 4.898%, 11/15/2046	3,816,398	0.0
73,041,283(3),(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.001%, 12/15/2047	2,185,505	0.0
3,470,000(1),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 4.906%, 04/15/2047	3,444,813	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,330,000(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/2047	$1,736,712	0.0
7,040,000(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 D, 3.060%, 10/15/2048	6,658,690	0.1
14,914,000(1)	Morgan Stanley Capital I Trust 2011-C1 J, 4.193%, 09/15/2047	12,252,436	0.1
7,864,000(1),(3)	Morgan Stanley Capital I Trust 2016-BNK2 E, 3.902%, 11/15/2049	4,869,417	0.1
7,455,000	Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	8,475,036	0.1
4,670,000	Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	4,070,409	0.0
46,378,066(3),(5)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.788%, 12/15/2050	2,043,668	0.0
6,820,000(1)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	6,729,365	0.1
8,247,000(1)	MRCD 2019-PARK F Mortgage Trust, 2.718%, 12/15/2036	7,947,142	0.1
14,680,000(1)	One Bryant Park Trust 2019-OBP A, 2.516%, 09/13/2049	15,778,331	0.2
2,210,000(1)	Prima Capital CRE Securitization 2019-RK1 CD Ltd., 3.500%, 04/15/2038	2,099,519	0.0
110,000(1)	Prima Capital CRE Securitization 2019-RK1 DD Ltd., 3.500%, 04/15/2038	103,562	0.0
12,429,000(1)	Shelter Growth CRE 2018-FL1 F Issuer Ltd., 6.659%, (US0001M + 6.500%), 01/15/2035	12,290,877	0.1
7,680,000	UBS Commercial Mortgage Trust 2019-C17 A4, 2.921%, 09/15/2052	8,458,466	0.1
5,280,000(1),(3)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.470%, 12/10/2045	3,080,779	0.0
9,020,000(1),(3)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.470%, 12/10/2045	4,485,858	0.1
8,660,000	Wells Fargo Commercial Mortgage Trust 2018-C44 A5, 4.212%, 05/15/2051	10,245,837	0.1
1,264,000(1)	Wells Fargo Commercial Mortgage Trust 2019-C49 D, 3.000%, 03/15/2052	992,448	0.0
6,000,000(1),(9)	Wells Fargo Re-REMIC Trust 2013-FRR1 BK26, 0.000%, 01/27/2045	5,208,901	0.1
80,541,170(3),(5)	WFRBS Commercial Mortgage Trust 2014-C25 XA, 0.812%, 11/15/2047	2,084,325	0.0
3,270,000(1),(3)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.656%, 11/15/2044	3,115,367	0.0
12,859,708(1),(3),(5)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.788%, 08/15/2045	243,155	0.0
9,340,423(1),(3),(5)	WFRBS Commercial Mortgage Trust 2012-C9 XA, 1.878%, 11/15/2045	240,522	0.0
12,946,000(1),(3)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.256%, 03/15/2045	9,163,840	0.1
3,920,000(1)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	3,119,871	0.0

	Total Commercial Mortgage-Backed Securities (Cost $799,106,789)	783,920,158	7.6

ASSET-BACKED SECURITIES: 13.0%
	Automobile Asset-Backed Securities: 1.4%
8,246,000	Americredit Automobile Receivables Trust 2018-1 C, 3.500%, 01/18/2024	8,546,004	0.1
5,950,000	Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	6,308,248	0.1
8,440,000	Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	8,981,856	0.1
5,750,000	AmeriCredit Automobile Receivables Trust 2019-3 C, 2.320%, 07/18/2025	5,961,984	0.1
5,050,000	AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	5,246,757	0.0
8,300,000	AmeriCredit Automobile Receivables Trust 2020-1 D, 1.800%, 12/18/2025	8,461,645	0.1
3,650,000	AmeriCredit Automobile Receivables Trust 2020-3 A3, 0.530%, 06/18/2025	3,660,749	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities: (continued)
750,000	CarMax Auto Owner Trust 2017-4 D, 3.300%, 05/15/2024	$767,556	0.0
1,500,000	Carmax Auto Owner Trust 2018-4 D, 4.150%, 04/15/2025	1,583,216	0.0
3,030,000	Exeter Automobile Receivables Trust 2020-3A C, 1.320%, 07/15/2025	3,056,271	0.0
6,150,000(1)	Oscar US Funding XI LLC 2019-2A A4, 2.680%, 09/10/2026	6,455,834	0.1
500,000	Santander Drive Auto Receivables Trust 2018-1 D, 3.320%, 03/15/2024	511,539	0.0
9,100,000	Santander Drive Auto Receivables Trust 2018-4 D, 3.980%, 12/15/2025	9,501,447	0.1
2,850,000	Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	2,910,195	0.0
7,550,000	Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	7,767,066	0.1
9,600,000	Santander Drive Auto Receivables Trust 2020-1 B, 3.030%, 11/15/2024	9,944,415	0.1
9,850,000(1)	Santander Retail Auto Lease Trust 2019-C A4, 1.930%, 11/20/2023	10,076,209	0.1
5,293,668(1)	Santander Consumer Auto Receivables Trust 2020-AA A, 1.370%, 10/15/2024	5,346,247	0.1
12,400,000	Santander Drive Auto Receivables Trust 2020-2 C, 1.460%, 09/15/2025	12,573,508	0.1
4,550,000	Santander Drive Auto Receivables Trust 2020-2 D, 2.220%, 09/15/2026	4,683,110	0.0
4,150,000	Santander Drive Auto Receivables Trust 2020-3 C, 1.120%, 01/15/2026	4,186,561	0.0
4,150,000(1)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	4,229,887	0.0
18,750,000(1)	Toyota Auto Loan Extended Note Trust 2020-1A A, 1.350%, 05/25/2033	19,333,731	0.2
		150,094,035	1.4

	Credit Card Asset-Backed Securities: 0.0%
600,000	Synchrony Credit Card Master Note Trust 2017-2 C, 3.010%, 10/15/2025	620,761	0.0

	Home Equity Asset-Backed Securities: 0.2%
3,299,688(1),(3),(6)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	3,279,191	0.0
6,251,724	Freddie Mac Structured Pass Through Certificates T-31 A7, 0.273%, (US0001M + 0.250%), 05/25/2031	6,231,184	0.1
5,538,650(3)	GSAA Home Equity Trust 2006-4 4A3, 3.414%, 03/25/2036	4,393,359	0.1
3,367,985(3)	GSAA Trust 2006-7 AF2, 5.995%, 03/25/2046	2,016,546	0.0
219,382(3)	HSI Asset Loan Obligation Trust 2007-WF1 A6, 4.836%, 12/25/2036	186,550	0.0
783,035	Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A3, 0.468%, (US0001M + 0.160%), 02/25/2037	732,524	0.0
950,148	Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 0.608%, (US0001M + 0.230%), 02/25/2037	880,546	0.0
2,522,986(3),(6)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	2,659,504	0.0
		20,379,404	0.2

	Other Asset-Backed Securities: 9.5%
8,850,000(1)	Aimco CLO 11 Ltd. 2020-11A A2, 1.525%, (US0003M + 1.300%), 10/15/2031	8,858,310	0.1
2,574,204(1)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/2058	2,569,306	0.0
10,000,000(1)	Allegany Park CLO Ltd. 2019-1A A, 1.548%, (US0003M + 1.330%), 01/20/2033	10,014,810	0.1
1,065,814(1),(3),(4),(5)	American Homes 4 Rent 2015-SFR1 XS, 3.232%, 04/17/2052	–	–
9,975,646(1)	AMMC CLO 15 Ltd. 2014-15A ARR, 1.497%, (US0003M + 1.260%), 01/15/2032	9,975,746	0.1
3,900,000(1)	Apidos CLO XII 2013-12A AR, 1.317%, (US0003M + 1.080%), 04/15/2031	3,888,639	0.0
500,000(1)	Apidos CLO XII 2013-12A CR, 2.037%, (US0003M + 1.800%), 04/15/2031	491,537	0.0
20,000,000(1)	Apidos CLO XXXII 2019-32A A1, 1.538%, (US0003M + 1.320%), 01/20/2033	20,031,740	0.2

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
11,400,000(1)	Apidos CLO XXXIII 2020-33A A, 1.973%, (US0003M + 1.700%), 07/24/2031	$11,435,101	0.1
4,438,875(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	4,402,545	0.0
2,044,875(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	2,000,396	0.0
3,434,012(1)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	3,522,688	0.0
6,150,620(1)	Aqua Finance Trust 2020-AA A, 1.900%, 07/17/2046	6,185,302	0.1
7,281,750(1)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	7,491,116	0.1
10,000,000(1)	ARES XLVI CLO Ltd. 2017-46A A2, 1.467%, (US0003M + 1.230%), 01/15/2030	9,899,320	0.1
3,890,000(1)	Babson CLO Ltd. 2017-1A A2, 1.568%, (US0003M + 1.350%), 07/18/2029	3,884,846	0.0
6,361,000(1)	Babson CLO Ltd. 2018-3A A2, 1.518%, (US0003M + 1.300%), 07/20/2029	6,336,319	0.1
1,650,000(1)	Bain Capital Credit CLO 2017-1A A2, 1.568%, (US0003M + 1.350%), 07/20/2030	1,646,332	0.0
9,600,000(1)	Bardot CLO Ltd. 2019-2A A2, 1.866%, (US0003M + 1.650%), 10/22/2032	9,621,811	0.1
3,750,000(1)	Barings Clo Ltd. 2019-4A C, 3.037%, (US0003M + 2.800%), 01/15/2033	3,765,664	0.0
4,250,000(1)	Beechwood Park CLO Ltd. 2019-1A A1, 1.548%, (US0003M + 1.330%), 01/17/2033	4,256,260	0.0
8,765,333(1)	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 1.487%, (US0003M + 1.250%), 07/15/2029	8,765,456	0.1
15,250,000(1)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 1.418%, (US0003M + 1.200%), 01/20/2031	15,100,123	0.2
2,500,000(1)	Benefit Street Partners Clo XII Ltd. 2017-12A A1, 1.487%, (US0003M + 1.250%), 10/15/2030	2,500,015	0.0
5,000,000(1)	Benefit Street Partners CLO XIV Ltd. 2018-14A A2, 1.368%, (US0003M + 1.150%), 04/20/2031	4,924,080	0.1
17,350,000(1)	Benefit Street Partners CLO XIX Ltd. 2019-19A A, 1.587%, (US0003M + 1.350%), 01/15/2033	17,382,896	0.2
4,070,000(1)	BlueMountain CLO 2015-1A BR, 2.724%, (US0003M + 2.500%), 04/13/2027	4,070,122	0.0
6,500,000(1)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	6,677,298	0.1
7,570,000(1)	Broad River BSL Funding CLO 2020-1A A, 2.068%, (US0003M + 1.850%), 04/20/2029	7,583,800	0.1
10,000,000(1)	Carbone CLO Ltd. 2017-1A A1, 1.358%, (US0003M + 1.140%), 01/20/2031	9,999,970	0.1
689,945(1)	Carlyle Global Market Strategies CLO 2014-2RA A1 Ltd., 1.271%, (US0003M + 1.050%), 05/15/2031	685,288	0.0
3,250,000(1)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 1.348%, (US0003M + 1.130%), 04/17/2031	3,199,839	0.0
3,530,000(1)	Cedar Funding VIII Clo Ltd. 2017-8A A1, 1.468%, (US0003M + 1.250%), 10/17/2030	3,530,046	0.0
37,149	Chase Funding Trust Series 2003-5 2A2, 0.748%, (US0001M + 0.600%), 07/25/2033	35,756	0.0
4,050,000(1)	CIFC Funding 2013-2A A1LR, 1.428%, (US0003M + 1.210%), 10/18/2030	4,044,950	0.0
2,150,000(1)	CIFC Funding 2017-2A C, 2.568%, (US0003M + 2.350%), 04/20/2030	2,144,238	0.0
7,400,000(1)	CIFC Funding 2017-4 A1, 1.465%, (US0003M + 1.250%), 10/24/2030	7,400,289	0.1
3,000,000(1)	CIFC Funding 2017-5A A1, 1.398%, (US0003M + 1.180%), 11/16/2030	2,998,998	0.0
11,380,000(1)	CIFC Funding 2019-6A A1 Ltd., 1.560%, (US0003M + 1.330%), 01/16/2033	11,400,370	0.1
3,000,000(1)	CIFC Funding 2019-6A A2 Ltd., 1.980%, (US0003M + 1.750%), 01/16/2033	3,011,361	0.0
6,000,000(1)	CIFC Funding 2020-3A A2 Ltd., 1.805%, (US0003M + 1.600%), 10/20/2031	6,012,492	0.1
8,750,000(1)	CIFC Funding 2018-1A A Ltd., 1.218%, (US0003M + 1.000%), 04/18/2031	8,697,815	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
3,700,000	CNH Equipment Trust 2020-A A4, 1.510%, 04/15/2027	$3,817,078	0.0
4,675,000(1)	Cole Park CLO Ltd. 2015-1A CR, 2.218%, (US0003M + 2.000%), 10/20/2028	4,675,365	0.1
7,425,000	Countrywide Asset-Backed Certificates 2005-AB2 M1, 0.853%, (US0001M + 0.705%), 09/25/2035	7,332,196	0.1
9,035,880	Credit-Based Asset Servicing & Securitization LLC 2006-CB8 A2C, 0.298%, (US0001M + 0.150%), 10/25/2036	8,205,794	0.1
4,690,625(1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	5,091,577	0.1
2,419,375(1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	2,561,192	0.0
4,200,000(1)	Deer Creek Clo Ltd. 2017-1A A, 1.398%, (US0003M + 1.180%), 10/20/2030	4,193,104	0.0
7,000,000(1)	Dewolf Park Clo Ltd. 2017-1A A, 1.447%, (US0003M + 1.210%), 10/15/2030	7,000,014	0.1
630,500(1)	Domino's Pizza Master Issuer LLC 2017-1A A2II, 3.082%, 07/25/2047	636,963	0.0
6,781,500(1)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	7,226,963	0.1
2,590,375(1)	Domino's Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	2,825,154	0.0
5,747,625(1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	6,143,219	0.1
2,291,250(1)	Driven Brands Funding, LLC 2018-1A A2, 4.739%, 04/20/2048	2,441,801	0.0
6,660,000(1)	Dryden Senior Loan Fund 2017-47A A2, 1.587%, (US0003M + 1.350%), 04/15/2028	6,645,927	0.1
5,565,000(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 1.421%, (US0003M + 1.200%), 08/15/2030	5,565,562	0.1
8,850,000(1)	Dryden 78 CLO Ltd. 2020-78A A, 1.398%, (US0003M + 1.180%), 04/17/2033	8,845,097	0.1
8,000,000(1)	Eaton Vance Clo 2015-1A A2R Ltd., 1.468%, (US0003M + 1.250%), 01/20/2030	7,925,896	0.1
16,000,000(1)	Elevation CLO 2014-2A A1R Ltd., 1.467%, (US0003M + 1.230%), 10/15/2029	15,996,832	0.2
4,228,050(1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	4,412,330	0.0
4,250,000(1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 1.435%, (US0003M + 1.220%), 07/24/2030	4,249,987	0.0
2,500,000(1)	Galaxy XV CLO Ltd. 2013-15A AR, 1.437%, (US0003M + 1.200%), 10/15/2030	2,497,527	0.0
11,150,000(1)	Galaxy XXI CLO Ltd. 2015-21A AR, 1.238%, (US0003M + 1.020%), 04/20/2031	11,083,869	0.1
2,300,000(1)	Gilbert Park CLO Ltd. 2017-1A A, 1.427%, (US0003M + 1.190%), 10/15/2030	2,300,023	0.0
7,000,000(1)	Goldentree Loan Management US Clo 2 Ltd. 2017-2A A, 1.368%, (US0003M + 1.150%), 11/28/2030	6,997,515	0.1
4,651,970(1)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	5,001,946	0.1
1,057,859(1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	1,121,756	0.0
1,017,601(1)	HERO Funding Trust 2016-2A A, 3.750%, 09/20/2041	1,062,976	0.0
2,621,533(1)	HERO Funding Trust 2016-4A A2, 4.290%, 09/20/2047	2,786,540	0.0
13,982,781(1)	Invitation Homes 2017-SFR2 A Trust, 1.003%, (US0001M + 0.850%), 12/17/2036	13,991,640	0.1
7,750,000(1)	Jay Park CLO Ltd. 2016-1A BR, 2.218%, (US0003M + 2.000%), 10/20/2027	7,750,209	0.1
4,091,482(1)	JG Wentworth XLII LLC 2018-2A A, 3.960%, 10/15/2075	4,735,486	0.1
2,934,116(1)	JGWPT XXXIII LLC 2014-3A A, 3.500%, 06/15/2077	3,273,622	0.0
20,900,000(1)	Kayne CLO 6 Ltd. 2019-6A A1, 1.598%, (US0003M + 1.380%), 01/20/2033	20,946,461	0.2
6,000,000(1)	Kayne CLO 6 Ltd. 2019-6A A2, 2.068%, (US0003M + 1.850%), 01/20/2033	6,029,190	0.1
4,250,000(1)	Kayne CLO 7 Ltd. 2020-7A A1, 1.418%, (US0003M + 1.200%), 04/17/2033	4,251,092	0.0
6,000,000(1),(8)	KKR CLO 21 A Ltd., 1.237%, (US0003M + 1.000%), 04/15/2031	5,955,792	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
6,000,000(1)	LCM 26A A2 Ltd., 1.468%, (US0003M + 1.250%), 01/20/2031	$5,949,174	0.1
11,237,000(1)	LCM XIV L.P. 14A AR, 1.258%, (US0003M + 1.040%), 07/20/2031	11,157,139	0.1
5,000,000(1)	LCM XVIII L.P. 18A A2R, 1.438%, (US0003M + 1.220%), 04/20/2031	4,949,200	0.1
8,567,482(1)	Loanpal Solar Loan 2020-2GF A Ltd., 2.750%, 07/20/2047	8,906,802	0.1
7,850,000(1)	Loanpal Solar Loan 2021-1 1GS A Ltd., 2.290%, 01/20/2048	7,930,916	0.1
3,600,000(1)	Madison Park Funding XXI Ltd. 2016-21A BR, 3.087%, (US0003M + 2.850%), 10/15/2032	3,603,942	0.0
5,400,000(1)	Madison Park Funding XV Ltd. 2014-15A B1R, 2.417%, (US0003M + 2.200%), 01/27/2026	5,400,605	0.1
1,400,000(1)	Madison Park Funding XXVII Ltd. 2018-27A B, 2.018%, (US0003M + 1.800%), 04/20/2030	1,369,927	0.0
13,050,000(1)	Magnetite CLO Ltd. 2020-26A A, 1.987%, (US0003M + 1.750%), 07/15/2030	13,092,373	0.1
13,150,000(1)	Magnetite XXII Ltd. 2019-22A A2, 1.887%, (US0003M + 1.650%), 04/15/2031	13,159,507	0.1
8,800,000(1)	Magnetite XXVII Ltd. 2020-27A A1, 1.762%, (US0003M + 1.550%), 07/20/2033	8,822,933	0.1
760,649(1)	Marlette Funding Trust 2018-1A C, 3.690%, 03/15/2028	762,146	0.0
3,488,000(1)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	3,559,475	0.0
500,000(1)	Marlette Funding Trust 2019-2 A2A, 3.530%, 07/16/2029	511,638	0.0
4,200,000(1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	4,304,690	0.0
1,100,000(1),(3)	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/2058	1,201,077	0.0
3,200,000(1),(3)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	3,424,707	0.0
2,482,000(1),(3)	Mill City Mortgage Trust 2015-2 B2, 3.677%, 09/25/2057	2,728,368	0.0
1,043,913(1)	Mill City Solar Loan 2019-1A A Ltd., 4.340%, 03/20/2043	1,109,174	0.0
5,222,812(1)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	5,518,671	0.1
4,172,481(1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	4,516,578	0.0
6,834,698(1)	Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	7,381,418	0.1
1,746,350(1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,812,398	0.0
4,734,686(1)	Mosaic Solar Loan Trust 2019-2A A, 2.880%, 09/20/2040	5,061,833	0.1
13,784,242(1)	Mosaic Solar Loan Trust 2020-2A A, 1.440%, 08/20/2046	13,709,536	0.1
2,568,947(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	2,772,186	0.0
7,141,944(1)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	7,486,952	0.1
3,250,000(1)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A C, 2.680%, (US0003M + 2.450%), 10/16/2032	3,257,761	0.0
12,250,000(1)	Neuberger Berman Loan Advisers CLO 35 Ltd. 2019-35A A1, 1.558%, (US0003M + 1.340%), 01/19/2033	12,270,690	0.1
2,200,000(1)	Newark BSL CLO 1 Ltd. 2016-1A A1R, 1.317%, (US0003M + 1.100%), 12/21/2029	2,195,241	0.0
16,650,000(1)	Oaktree CLO 2020-1A A Ltd., 2.345%, (US0003M + 2.000%), 07/15/2029	16,722,894	0.2
2,500,000(1)	OCP CLO 2015-8 Ltd. 2015-8A BR, 2.068%, (US0003M + 1.850%), 04/17/2027	2,500,052	0.0
5,000,000(1)	OCP CLO 2017-13A A1A Ltd., 1.497%, (US0003M + 1.260%), 07/15/2030	5,000,215	0.1
11,000,000(1)	OCP CLO 2020-18A A Ltd., 2.018%, (US0003M + 1.800%), 04/20/2030	11,022,737	0.1
12,050,000(1)	OCP CLO 2020-19 A A1 Ltd., 2.070%, (US0003M + 1.750%), 07/20/2031	12,091,380	0.1
9,470,000(1)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 1.538%, (US0003M + 1.320%), 03/17/2030	9,470,445	0.1
2,300,000(1)	Octagon Investment Partners 48 Ltd. 2020-3A A, 1.732%, (US0003M + 1.500%), 10/20/2031	2,305,341	0.0
3,000,000(1)	Octagon Investment Partners Ltd. 2017-1A A2, 1.587%, (US0003M + 1.350%), 07/15/2029	2,991,849	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
5,520,000(1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 1.612%, (US0003M + 1.375%), 07/15/2029	$5,500,923	0.1
4,060,000(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 1.568%, (US0003M + 1.350%), 07/19/2030	4,041,604	0.0
21,243,110(1)	Octagon Loan Funding Ltd. 2014-1A ARR, 1.400%, (US0003M + 1.180%), 11/18/2031	21,243,322	0.2
17,700,000(1)	OHA Loan Funding 2015-1A A1R2 Ltd., 1.561%, (US0003M + 1.340%), 11/15/2032	17,720,160	0.2
3,550,000(1)	Palmer Square CLO 2014-1A A1R2 Ltd., 1.348%, (US0003M + 1.130%), 01/17/2031	3,549,993	0.0
6,600,000(1)	Palmer Square CLO 2015-2A A1R2 Ltd., 1.318%, (US0003M + 1.100%), 07/20/2030	6,581,500	0.1
10,000,000(1)	Palmer Square CLO 2018-1A A1 Ltd., 1.248%, (US0003M + 1.030%), 04/18/2031	9,952,590	0.1
6,700,000(1)	Palmer Square Loan Funding 2018-1A B Ltd., 1.637%, (US0003M + 1.400%), 04/15/2026	6,610,696	0.1
4,000,000(1)	Palmer Square Loan Funding 2018-1A C Ltd., 2.087%, (US0003M + 1.850%), 04/15/2026	3,881,272	0.0
1,000,000(1),(8)	Palmer Square Loan Funding 2018-2A C Ltd., 2.187%, (US0003M + 1.950%), 07/15/2026	986,556	0.0
495,753(3),(6)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.626%, 01/25/2036	503,532	0.0
4,999,500(1)	Primose Funding LLC 2019-1A A2, 4.475%, 07/30/2049	5,194,281	0.1
1,435,000(1)	Progress Residential 2018-SFR1 F Trust, 4.778%, 03/17/2035	1,445,131	0.0
2,000,000(1),(3)	Sofi Consumer Loan Program 2016-4 C LLC, 5.920%, 11/25/2025	2,023,940	0.0
5,101,000(1)	SoFi Consumer Loan Program 2017-3 B, 3.850%, 05/25/2026	5,188,751	0.1
1,585,000(1)	Sofi Consumer Loan Program 2017-6 B LLC, 3.520%, 11/25/2026	1,627,961	0.0
7,000,000(1)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	7,199,907	0.1
7,190,000(1)	Sofi Consumer Loan Program 2018-2 B Trust, 3.790%, 04/26/2027	7,347,726	0.1
3,700,000(1)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	3,800,853	0.0
9,950,000(1)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	10,287,440	0.1
3,450,000(1)	SoFi Consumer Loan Program 2018-4 B Trust, 3.960%, 11/26/2027	3,495,795	0.0
2,000,000(1)	SoFi Consumer Loan Program 2019-2 C Trust, 3.460%, 04/25/2028	2,049,648	0.0
2,000,000(1)	SoFi Consumer Loan Program 2019-2 D Trust, 4.200%, 04/25/2028	2,077,969	0.0
4,100,000(1)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	4,215,059	0.0
1,300,000(1)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	1,326,916	0.0
342,709(1)	Sonic Capital LLC 2018-1A A2, 4.026%, 02/20/2048	354,479	0.0
7,239,167(1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	7,764,119	0.1
22,060,000(1)	Sound Point CLO XXV Ltd. 2019-4A A1A, 1.637%, (US0003M + 1.400%), 01/15/2033	22,097,149	0.2
7,950,000(1)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	8,014,928	0.1
4,758,715(1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	5,373,430	0.1
4,456,460(1)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	4,712,357	0.1
6,027,000(1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	6,671,424	0.1
7,200,000(1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	6,879,748	0.1
6,788,938(1)	THL Credit Wind River 2013-2A AR CLO Ltd., 1.448%, (US0003M + 1.230%), 10/18/2030	6,786,690	0.1
12,250,000(1)	THL Credit Wind River 2016-2A A1R CLO Ltd., 1.404%, (US0003M + 1.190%), 11/01/2031	12,230,020	0.1
7,080,000(1)	THL Credit Wind River 2017-2A A CLO Ltd., 1.448%, (US0003M + 1.230%), 07/20/2030	7,079,979	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
7,500,000(1)	Tiaa Clo III Ltd. 2017-2A A, 1.380%, (US0003M + 1.150%), 01/16/2031	$7,442,752	0.1
1,400,000(1),(3)	Towd Point Mortgage Trust 2015-2 1B1, 3.567%, 11/25/2060	1,497,344	0.0
2,640,000(1),(3)	Towd Point Mortgage Trust 2015-2 2B2, 4.188%, 11/25/2057	2,920,538	0.0
4,346,000(1),(3)	Towd Point Mortgage Trust 2016-2 M1, 3.000%, 08/25/2055	4,617,957	0.0
3,200,000(1),(3)	Towd Point Mortgage Trust 2017-1 M1, 3.750%, 10/25/2056	3,507,414	0.0
2,200,000(1),(3)	Towd Point Mortgage Trust 2017-3 M1, 3.500%, 07/25/2057	2,374,240	0.0
3,000,000(1)	Trafigura Securitisation Finance PLC 2018-1A B, 4.290%, 03/15/2022	3,032,256	0.0
7,250,000(1)	Venture XX CLO Ltd. 2015-20A CR, 2.137%, (US0003M + 1.900%), 04/15/2027	7,116,774	0.1
12,000,000(1)	Venture XXVIII CLO Ltd. 2017-28A A2, 1.328%, (US0003M + 1.110%), 07/20/2030	11,955,408	0.1
1,940,000(1)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	2,002,255	0.0
3,579,300(1)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	3,802,434	0.0
		982,139,875	9.5

	Student Loan Asset-Backed Securities: 1.9%
566,563(1)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/2040	578,407	0.0
152,142(1)	Commonbond Student Loan Trust 2018-A-GS C, 3.820%, 02/25/2044	155,444	0.0
1,654,329(1)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	1,701,638	0.0
2,420,931(1)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	2,514,473	0.0
4,807,559(1)	Commonbond Student Loan Trust 2018-CGS A2, 0.948%, (US0001M + 0.800%), 02/25/2046	4,749,032	0.1
8,192,977(1)	Commonbond Student Loan Trust 2020-AGS A, 1.980%, 08/25/2050	8,398,698	0.1
269,372(1),(3)	Earnest Student Loan Program, LLC 2016-B B, 4.810%, 09/25/2036	271,102	0.0
167,558(1)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	168,846	0.0
452,715(1)	Laurel Road Prime Student Loan Trust 2017-B A4, 3.020%, 08/25/2042	463,150	0.0
10,400,000(1)	Laurel Road Prime Student Loan Trust 2020-A AFX, 1.400%, 11/25/2050	10,465,432	0.1
8,755,553(1)	Navient Private Education Refi Loan Trust 2019-A A2A, 3.420%, 01/15/2043	9,162,786	0.1
7,283,774(1)	Navient Private Education Refi Loan Trust 2020-DA A, 1.690%, 05/15/2069	7,428,496	0.1
8,642,164(1)	Navient Private Education Refi Loan Trust 2020-FA A, 1.220%, 07/15/2069	8,734,947	0.1
9,000,190(1)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	9,072,408	0.1
2,700,000(1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,517,169	0.0
1,450,000(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,513,403	0.0
22,200,000(1)	SMB Private Education Loan Trust 2020-PTA A2A, 1.600%, 09/15/2054	22,479,378	0.2
4,100,000(1),(3)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	4,297,120	0.1
3,000,000(1),(3)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	3,106,200	0.0
3,900,000(1)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	4,088,933	0.0
3,250,000(1)	Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	3,386,673	0.0
8,000,000(1)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	8,471,386	0.1
13,529,000(1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	14,051,271	0.1
5,800,000(1)	Sofi Professional Loan Program 2018-C BFX Trust, 4.130%, 01/25/2048	6,237,289	0.1
6,000,000(1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	6,461,221	0.1
3,000,000(1)	Sofi Professional Loan Program 2019-B BFX LLC, 3.730%, 08/17/2048	3,158,980	0.0
6,404,445(1)	Sofi Professional Loan Program 2018-D A2FX Trust, 3.600%, 02/25/2048	6,696,154	0.1
19,943,683(1)	Sofi Professional Loan Program 2019-C A2FX LLC, 2.370%, 11/16/2048	20,745,957	0.2
20,326,929(1)	SoFi Professional Loan Program 2020-C AFX Trust, 1.950%, 02/15/2046	20,779,520	0.2
		191,855,513	1.9

	Total Asset-Backed Securities
	(Cost $1,321,698,100)	1,345,089,588	13.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
PURCHASED OPTIONS (10): 0.0%
	Total Purchased Options
	(Cost $4,892,494)	$1,980,304	0.0

	Total Long-Term Investments
	(Cost $9,704,046,784)	10,167,233,508	98.6

SHORT-TERM INVESTMENTS: 3.6%
	Commercial Paper: 2.0%
17,000,000	American Honda Finance Corp., 0.200%, 01/05/2021	16,999,528	0.2
11,100,000	American Honda Finance Corp., 0.200%, 01/06/2021	11,099,630	0.1
18,400,000	American Honda Finance Corp., 0.250%, 01/11/2021	18,398,623	0.2
35,000,000	American Honda Finance Corp., 0.310%, 01/28/2021	34,991,806	0.3
1,000,000	Concord Mimutemen Capital Co. LLC, 0.130%, 01/05/2021	999,982	0.0
26,750,000	Concord Mimutemen Capital Co. LLC, 0.180%, 01/22/2021	26,747,172	0.2
50,000,000	Concord Mimutemen Capital Co. LLC, 0.260%, 03/19/2021	49,971,833	0.5
20,000,000	Consolidated Edison Company, 0.170%, 01/13/2021	19,998,808	0.2
28,150,000	Simon Property Group L.P., 0.100%, 01/05/2021	28,149,609	0.3

	Total Commercial Paper
	(Cost $207,358,430)	207,356,991	2.0

	Repurchase Agreements: 0.8%
4,645,734(11)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 12/31/20, 0.10%, due 01/04/21 (Repurchase Amount $4,645,785, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.628%, Market Value plus accrued interest $4,738,649, due 02/03/21-11/20/70)	4,645,734	0.0
1,242,860(11)	Bank of America Inc., Repurchase Agreement dated 12/31/20, 0.08%, due 01/04/21 (Repurchase Amount $1,242,871, collateralized by various U.S. Government Agency Obligations, 1.500%-3.500%, Market Value plus accrued interest $1,267,717, due 02/01/48-01/01/51)	1,242,860	0.0
2,920,176(11)	Bethesda Securities LLC, Repurchase Agreement dated 12/31/20, 0.10%, due 01/04/21 (Repurchase Amount $2,920,208, collateralized by various U.S. Government Agency Obligations, 2.500%-5.500%, Market Value plus accrued interest $2,978,580, due 07/01/24-10/01/50)	2,920,176	0.0
3,943,383(11)	BNP Paribas S.A., Repurchase Agreement dated 12/31/20, 0.24%, due 01/04/21 (Repurchase Amount $3,943,487, collateralized by various U.S. Government Securities, 0.750%-8.750%, Market Value plus accrued interest $4,140,552, due 03/01/21-11/20/40)	3,943,383	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENT: 3.6%
	Repurchase Agreements: 2.0%
13,786,557(11)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/20, 0.07%, due 01/04/21 (Repurchase Amount $13,786,663, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $14,062,288, due 01/25/21-10/15/62)	$13,786,557	0.1
4,718,509(11)	CF Secured LLC, Repurchase Agreement dated 12/31/20, 0.07%, due 01/04/21 (Repurchase Amount $4,718,545, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.750%, Market Value plus accrued interest $4,812,879, due 01/14/21-01/20/69)	4,718,509	0.1
8,626,090(11)	Citadel Securities LLC, Repurchase Agreement dated 12/31/20, 0.13%, due 01/04/21 (Repurchase Amount $8,626,213, collateralized by various U.S. Government Securities, 0.000%-7.875%, Market Value plus accrued interest $8,798,746, due 01/31/21-05/15/49)	8,626,090	0.1
11,602,625(11)	Citigroup, Inc., Repurchase Agreement dated 12/31/20, 0.07%, due 01/04/21 (Repurchase Amount $11,602,714, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.000%, Market Value plus accrued interest $11,834,678, due 09/15/21-01/01/51)	11,602,625	0.1
1,903,525(11)	Industrial & Comm. Bank of China, Repurchase Agreement dated 12/31/20, 0.07%, due 01/04/21 (Repurchase Amount $1,903,540, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,941,596, due 01/04/21-12/01/50)	1,903,525	0.0
5,390,528(11)	JVB Financial Group LLC, Repurchase Agreement dated 12/31/20, 0.13%, due 01/04/21 (Repurchase Amount $5,390,605, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $5,498,339, due 07/01/22-12/01/50)	5,390,528	0.1
6,159,298(11)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 12/31/20, 0.13%, due 01/04/21 (Repurchase Amount $6,159,386, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.125%, Market Value plus accrued interest $6,282,575, due 02/18/21-01/15/62)	6,159,298	0.1
4,836,804(11)	Palafox Trading LLC, Repurchase Agreement dated 12/31/20, 0.13%, due 01/04/21 (Repurchase Amount $4,836,873, collateralized by various U.S. Government Securities, 0.250%-1.125%, Market Value plus accrued interest $4,935,327, due 02/28/25-05/31/25)	4,836,804	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENT: 3.6%
	Repurchase Agreements (Continued): 2.0%
1,511,407(11)	Royal Bank of Canada, Repurchase Agreement dated 12/31/20, 0.21%, due 01/04/21 (Repurchase Amount $1,511,442, collateralized by various U.S. Government Securities, 0.379%-10.200%, Market Value plus accrued interest $1,577,660, due 05/13/21-11/01/40)	$1,511,407	0.0
13,683,568(11)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/20, 0.16%, due 01/04/21 (Repurchase Amount $13,683,808, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $13,992,027, due 07/15/22-02/15/47)	13,683,568	0.1

	Total Repurchase Agreements
	(Cost $84,971,064)	84,971,064	0.8

	Repurchase Agreement: 0.7%
70,848,000	Deutsche Bank Repurchase Agreement dated 12/31/2020, 0.070%, due 1/4/2021, $70,848,551 to be received upon repurchase (Collateralized by $72,302,600, U.S. Treasury Bills, 0.000%, Market Value plus accrued interest $72,264,980 due 4/8/2021-10/7/2021)
	(Cost $70,848,000)	70,848,000	0.7

	Mutual Funds(11): 0.1%
7,576,013(11),(12)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%	7,576,013	0.1
2,576,000(11),(12)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.020%	2,576,000	0.0
2,576,000(11),(12)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	2,576,000	0.0
	Total Mutual Funds
	(Cost $12,728,013)	12,728,013	0.1

	Total Short-Term Investments
	(Cost $375,905,507)	375,904,068	3.6

	Total Investments in Securities (Cost $10,079,952,291)	$10,543,137,576	102.2
	Liabilities in Excess of Other Assets	(224,113,551)	(2.2)
	Net Assets	$10,319,024,025	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of December 31, 2020.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of December 31, 2020.
(7)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(8)	Represents or includes a TBA transaction.
(9)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(10)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(11)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(12)	Rate shown is the 7-day yield as of December 31, 2020.

Currency Abbreviations:
CNY	Chinese Yuan
COP	Colombian Peso
DKK	Danish Krone
EUR	EU Euro
IDR	Indonesian Rupiah
PEN	Peruvian Nuevo Sol
RON	Romanian New Leu

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0012M	12-month LIBOR
SOFR30A	30-Day Secured Overnight Financing Rate

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2020
Asset Table
Investments, at fair value
Purchased Options	$–	$1,980,304	$–	$1,980,304
Corporate Bonds/Notes	–	3,969,402,100	–	3,969,402,100
Collateralized Mortgage Obligations	–	1,802,026,279	–	1,802,026,279
Asset-Backed Securities	–	1,345,089,588	–	1,345,089,588
U.S. Government Agency Obligations	–	1,181,063,855	–	1,181,063,855
Sovereign Bonds	–	321,918,968	–	321,918,968
Commercial Mortgage-Backed Securities	–	783,920,158	–	783,920,158
U.S. Treasury Obligations	–	761,832,256	–	761,832,256
Short-Term Investments	12,728,013	363,176,055	–	375,904,068
Total Investments, at fair value	$12,728,013	$10,530,409,563	$–	$10,543,137,576
Other Financial Instruments+
Forward Foreign Currency Contracts	–	144,169	–	144,169
Futures	4,509,792	–	–	4,509,792
Total Assets	$17,237,805	$10,530,553,732	$–	$10,547,791,537
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(3,234,577)	$–	$(3,234,577)
Futures	(1,524,333)	–	–	(1,524,333)
Written Options	–	(301,691)	–	(301,691)
Total Liabilities	$(1,524,333)	$(3,536,268)	$–	$(5,060,601)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2020, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 190	TRY 1,549	Barclays Bank PLC	01/08/21	$(19)
USD 24,466,034	CNY 165,280,588	Barclays Bank PLC	01/08/21	(812,600)
USD 9,241	MYR 38,391	Barclays Bank PLC	01/08/21	(309)
USD 5,823,603	EUR 4,814,184	Brown Brothers Harriman & Co.	02/05/21	(62,240)
USD 3,887,716	RON 16,214,406	Citibank N.A.	01/08/21	(181,479)
USD 3,887,716	RON 16,214,406	Citibank N.A.	01/08/21	(181,479)
USD 3,887,810	RON 16,214,406	Citibank N.A.	01/08/21	(181,386)
USD 3,887,903	RON 16,214,406	Citibank N.A.	01/08/21	(181,293)
RUB 633,021	USD 8,029	Citibank N.A.	01/15/21	518
USD 4,868,998	PEN 17,500,151	Citibank N.A.	02/05/21	33,250
USD 4,868,998	PEN 17,500,151	Citibank N.A.	02/05/21	33,250
USD 4,868,998	PEN 17,500,151	Citibank N.A.	02/05/21	33,250
USD 4,868,998	PEN 17,500,151	Citibank N.A.	02/05/21	33,250
USD 213	HUF 65,821	Credit Suisse International	01/08/21	(9)
IDR 10,061,210,404	USD 708,386	Goldman Sachs International	01/08/21	8,465
USD 279	CZK 6,471	Goldman Sachs International	01/08/21	(22)
MXN 201,960	USD 10,123	Goldman Sachs International	02/05/21	(11)

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

PLN 1,479	USD 385	HSBC Bank USA N.A.	01/08/21	10
USD 5,445,475	IDR 80,859,854,109	HSBC Bank USA N.A.	01/08/21	(315,709)
USD 5,444,008	IDR 80,859,854,109	HSBC Bank USA N.A.	01/08/21	(317,176)
PHP 5,077	USD 104	HSBC Bank USA N.A.	01/08/21	2
USD 229,567	BRL 1,183,486	HSBC Bank USA N.A.	02/05/21	1,821
ILS 1,663	USD 493	Morgan Stanley Capital Services LLC	01/08/21	24
ZAR 1,187	USD 71	Morgan Stanley Capital Services LLC	01/08/21	10
USD 17,437,127	EUR 14,521,273	Morgan Stanley Capital Services LLC	02/05/21	(316,647)
USD 5,444,741	IDR 80,859,854,109	Standard Chartered Bank	01/08/21	(316,442)
USD 5,443,275	IDR 80,859,854,109	Standard Chartered Bank	01/08/21	(317,908)
IDR 416,596,298	USD 29,466	Standard Chartered Bank	01/08/21	216
USD 2,801,833	COP 9,740,012,710	Standard Chartered Bank	02/05/21	(49,848)
CLP 1,567,550	USD 2,103	Standard Chartered Bank	02/05/21	103
				$(3,090,408)

At December 31, 2020, the following futures contracts were outstanding for Voya Intermediate Bond Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	2,194	03/31/21	$484,822,577	$254,107
U.S. Treasury 5-Year Note	252	03/31/21	31,793,344	69,360
U.S. Treasury Long Bond	877	03/22/21	151,885,437	(1,093,932)
U.S. Treasury Ultra Long Bond	2,347	03/22/21	501,231,188	4,153,168
			$1,169,732,546	$3,382,703
Short Contracts:
U.S. Treasury 10-Year Note	(1,686)	03/22/21	(232,799,719)	33,157
U.S. Treasury Ultra 10-Year Note	(925)	03/22/21	(144,632,422)	(430,401)
			$(377,432,141)	$(397,244)

At December 31, 2020, the following OTC purchased credit default swaptions were outstanding for Voya Intermediate Bond Fund:

Description	Counterparty	Reference Entity(1)	Fixed Rate	Pay/ Receive Financing Rate	Strike Price	Expiration Date	Notional Amount	Cost	Fair Value
Put on 5-Year Credit Default Swap	JPMorgan Chase Bank N.A.	CDX North American High Yield Index, Series 35, Version 1	5.000%	Pay	103.500%	02/17/21	USD 92,962,000	$1,069,063	$287,720
								$1,069,063	$287,720

At December 31, 2020, the following OTC purchased foreign currency options were outstanding for Voya Intermediate Bond Fund:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value

Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	03/15/21	0 .728 USD	454,413,000	$3,823,431	$1,692,584
					$3,823,431	$1,692,584

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of December 31, 2020 (Unaudited) (Continued)

At December 31, 2020, the following OTC written foreign currency options were outstanding for Voya Intermediate Bond Fund:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Premiums Received	Fair Value

Call USD vs. Put AUD	BNP Paribas	01/15/21	0 .745 USD	291,706,000	$1,837,748	$(301,691)
					$1,837,748	$(301,691)

(1)	Payments received quarterly.

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CNY	-	Chinese Yuan
CZK	-	Czech Koruna
EUR	-	EU Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At December 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $10,046,478,392.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$479,907,767
Gross Unrealized Depreciation	(76,356,604)
Net Unrealized Appreciation	$403,551,163